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                  NYLIAC CORPORATE SPONSORED VUL ANNUAL REPORT

                                DECEMBER 31, 2008

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Fund Prospectus Supplements.............................................      4

Performance Summary.....................................................      8

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................     12
Statement of Operations.................................................     30
Statement of Changes in Net Assets......................................     40
Notes to Financial Statements...........................................     56
Report of Independent Registered Accounting Firm........................    106

The 2008 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC Corporate Sponsored Variable Universal Life Insurance policyowners who had allocations to any of the following Investment
Divisions:





  Balanced Portfolio - Initial Class*                     ICAP Select Equity Portfolio - Initial Class
  Bond Portfolio - Initial Class                          International Equity Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class          Large Cap Growth Portfolio - Initial Class
  Cash Management Portfolio                                 (Closed to new purchases)
  Common Stock Portfolio - Initial Class                  Mid Cap Core Portfolio - Initial Class*
  Conservative Allocation Portfolio - Initial Class*      Mid Cap Growth Portfolio - Initial Class*
  Convertible Portfolio - Initial Class                   Mid Cap Value Portfolio - Initial Class*
  Developing Growth Portfolio - Initial Class*            Moderate Allocation Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class*                Moderate Growth Allocation Portfolio - Initial Class*
  Government Portfolio - Initial Class                    S&P 500 Index Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class*            Small Cap Growth Portfolio - Initial Class*
  High Yield Corporate Bond Portfolio - Initial Class     Total Return Portfolio - Initial Class





* The MainStay VP Balanced Portfolio - Initial Class, Conservative
  Allocation Portfolio - Initial Class, Developing Growth
  Portfolio - Initial Class, Floating Rate Portfolio - Initial Class,
  Growth Allocation Portfolio - Initial Class, Mid Cap Core
  Portfolio - Initial Class, Mid Cap Growth Portfolio - Initial Class,
  Mid Cap Value Portfolio - Initial Class, Moderate Allocation
  Portfolio - Initial Class, Moderate Growth Allocation
  Portfolio - Initial Class and Small Cap Growth Portfolio - Initial
  Class are not available under the CSVUL policy.

The 2008 Annual Fund Reports for the NYLIAC Corporate Sponsored Variable
Universal Life Insurance products is provided to those policyowners who had allocations to any of the following Investment Divisions:

Alger American SmallCap Growth Portfolio - Class O Shares (Closed to new
  purchases)
CVS Calvert Social Balanced Portfolio (Closed to new purchases)
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
Morgan Stanley UIF Emerging Markets Equity - Class I
T. Rowe Price Equity Income Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2008 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

As you may have noticed this year, this report has a new look. Previously, we provided a single book that contained the Separate Account financial information for your policy(ies) as well as the Annual Reports for the Investment Divisions available under your variable universal life policy. We have now separated that single large book into three books:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

Depending on where your premiums were invested as of December 31, 2008, your Annual Report package will contain either two of these books or all three of them.

The reports contain performance information, financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2009

                          MAINSTAY VP SERIES FUND, INC.

                      MAINSTAY VP CASH MANAGEMENT PORTFOLIO

                Supplement dated December 4, 2008 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Cash Management Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

This Supplement supersedes certain information contained in the Supplement to the Prospectus dated November 12, 2008 regarding the Portfolio's participation in the U.S. Treasury Department's Temporary Money Market Portfolio Guarantee Program.

     At a meeting held on October 3, 2008, the Portfolio's Board of Directors approved the Portfolio's participation in the U.S. Treasury Department's Temporary Money Market Fund Guarantee Program (the "Program"). The Program seeks to guarantee the net asset value of certain shares of participating money market funds as of September 19, 2008. To the extent that funds are available in the Program, any shares held by an investor in the Portfolio as of the close of business September 19, 2008 are insured against loss under the Program in the event that the Portfolio liquidates and the per share value at the time of liquidation is less than $1 per share. The Program, initially set to run through December 18, 2008, has been extended by the Treasury Department to run through April 30, 2009. The Treasury Department also indicated that it may, in the future, determine to extend the Program beyond April 30, 2009, but no later than through September 18, 2009.

     At a meeting held on December 3, 2008, the Board of Directors approved the Portfolio's continued participation in the extended Program through April 30, 2009.

     The Program applies only to shareholders of record of the Portfolio on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares owned by the shareholder on September 19, 2008, or (b) the number of shares owned by the shareholder on the date on which a guarantee is triggered under the Program.

     Any increase in the number of shares a shareholder holds in the Portfolio after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with the Portfolio or a broker-dealer, any future investment in the Portfolio will not be guaranteed.

     If, during the time the Program is in effect, a shareholder transfers his or her account from one brokerage firm (the carrying firm) to another (the receiving firm), the shareholder could lose the benefit of the guarantee upon closure of the account with the carrying firm or upon transfer of the shares to the receiving firm. If a shareholder has questions about a potential loss of coverage he or she should contact the carrying firm before closing an account.

     Participation in the Program for the period of December 19, 2008 through April 30, 2009 requires a payment to the Treasury Department in the amount of 0.015% of the net asset value the Portfolio as of September 19, 2008. This expense will be borne by the Portfolio without regard to any expense limitation currently in effect for the Portfolio and is in addition to amounts previously paid by the Portfolio for participation in the initial three months of the Program.

     As of the date of this Supplement, more information about the Program is available at http://www.ustreas.gov.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                          MAINSTAY VP SERIES FUND, INC.

                 Supplement dated January 2, 2009 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

MAINSTAY VP BALANCED PORTFOLIO
MAINSTAY VP COMMON STOCK PORTFOLIO
MAINSTAY VP MID CAP CORE PORTFOLIO
MAINSTAY VP S&P 500 INDEX PORTFOLIO
MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO
MAINSTAY VP GROWTH ALLOCATION PORTFOLIO
MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the above listed Portfolios, each a series of the Fund. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

     As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Portfolios will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group ("EIG"), to a wholly-owned subsidiary of NYLIM Holdings LLC. The new legal entity will be named Madison Square Investors LLC ("MSI"). The creation of MSI will not impact the portfolio management teams or investment strategies of the Portfolios. The Portfolios' Boards of Directors (the "Board") approved the appointment of MSI as subadvisor to the Portfolios at a meeting on September 25, 2008. The Board also approved a new Subadvisory Agreement between NYLIM and MSI. There will be no change in the management fees paid by the Portfolios as a result of this initiative.

Effective January 2, 2009

     1. All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Portfolios are hereby replaced with Madison Square Investors LLC. NYLIM will remain the Portfolios' investment manager and will oversee MSI. Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Portfolios, including making the specific decisions about buying, selling and holding securities.

     2. All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

     3. The section of the Prospectus entitled "SUBADVISORS" is amended to add a paragraph describing MSI as follows:

          Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Common Stock, Conservative Allocation, Growth Allocation, Mid Cap Core, Moderate Allocation, Moderate Growth Allocation and S&P 500 Index Portfolios, and the equity portion of the Balanced Portfolio. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                          MAINSTAY VP SERIES FUND, INC.

                Supplement dated December 15, 2008 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")




MAINSTAY VP BOND PORTFOLIO
MAINSTAY VP CASH MANAGEMENT PORTFOLIO
MAINSTAY VP CONSERVATIVE ALLOCATION
  PORTFOLIO
MAINSTAY VP GOVERNMENT PORTFOLIO
MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
MAINSTAY VP MODERATE GROWTH ALLOCATION
  PORTFOLIO
MAINSTAY VP TOTAL RETURN PORTFOLIO


     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the above listed Portfolios, each a series of the Fund. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

INDEX NAME CHANGE

Barclays Capital has changed the name of all the Lehman Brothers indices to Barclays Capital(1). Accordingly, with respect to the following Portfolios, all references to "Lehman Brothers" are hereby replaced with "Barclays Capital" when used with respect to such indices:

       - MainStay VP Bond Portfolio

       - MainStay VP Conservative Allocation Portfolio

       - MainStay VP Government Portfolio

       - MainStay VP Moderate Allocation Portfolio

       - MainStay VP Moderate Growth Allocation Portfolio

       - MainStay VP Total Return Portfolio

MAINSTAY VP CASH MANAGEMENT PORTFOLIO ONLY:

From time to time, New York Life Investment Management LLC, the Portfolio's Manager ("Manager") may limit expenses of the MainStay VP Cash Management Portfolio to the extent it deems appropriate to enhance the yield of the Portfolio, or a class of the Portfolio, during periods when expenses have a significant impact on the yield of the Portfolio, or a class of the Portfolio, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in the Portfolio's prospectus. It may be revised or terminated by the Manager at any time without notice.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

--------

(1) Barclays Capital recently completed its acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses, and as part of the transaction, Lehman Brothers indices have become part of Barclays Capital.

                          MAINSTAY VP SERIES FUND, INC.

                      MAINSTAY VP CASH MANAGEMENT PORTFOLIO
                       MAINSTAY VP FLOATING RATE PORTFOLIO

                Supplement dated February 13, 2009 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Cash Management Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1.  MAINSTAY VP CASH MANAGEMENT PORTFOLIO

     At a meeting of the Board of Directors ("Board") held on February 10, 2009, the Board approved the termination of the Subadvisory Agreement between New York Life Investment Management LLC ("New York Life Investments") and MacKay Shields LLC with respect to the Portfolio. New York Life Investments will assume responsibility for the day-to-day management of the Portfolio effective March 2, 2009.

     Effective March 2, 2009

     (a) All references to MacKay Shields LLC as the entity responsible for the day-to-day portfolio management of the Portfolio are hereby replaced with New York Life Investments. New York Life Investments will be responsible for the portfolio management of the Portfolio, including making the specific decisions about buying, selling and holding securities.

     (b) The "PORTFOLIO MANAGERS" section beginning on page A-76 and the "PORTFOLIO MANAGER BIOGRAPHIES" section beginning on Page A-77 of the Prospectus are hereby revised as follows:

          CASH MANAGEMENT PORTFOLIO -- David Clement and Thomas J. Girard

          DAVID CLEMENT, CFA Mr. Clement has managed the Cash Management Portfolio since March 2009 and is a member of the fixed-income portfolio management team at New York Life Investments. As of March 2000, the fixed-income portfolio management team at New York Life became a part of New York Life Investments. Mr. Clement joined the Asset Management Group of New York Life in 1990. Mr. Clement has been a Chartered Financial Analyst since 1993.

          THOMAS J. GIRARD Mr. Girard has managed the Cash Management Portfolio since March 2009 and the Bond Portfolio since 2007. Mr. Girard is a Senior Portfolio Manager, Head of the Portfolio Management and Strategy Group and chairs the Portfolio Strategy and Asset Allocation Committee. He joined New York Life Investments in 2007 and is responsible for managing all multi-sector third-party fixed income mandates. Prior to joining New York Life Investments, Mr. Girard was a portfolio manager and co-head of fixed income at Robeco Investment Management/Weiss Peck Greer where he developed specific investment strategies for institutional clients, including insurance companies and corporate pension plans. Prior to that, Mr. Girard was a portfolio manager at Bankers Trust where he managed money market, asset backed and corporate bond portfolios. He received a B.S. from St. John Fisher College and an M.B.A. from Fordham University. Mr. Girard is a Certified Public Accountant.

2.  MAINSTAY VP FLOATING RATE PORTFOLIO

     (a) The "DIVIDENDS AND DISTRIBUTIONS" section on page 82 of the Prospectus is hereby revised as follows:

          DIVIDENDS AND DISTRIBUTIONS

          The Cash Management Portfolio (which seeks to maintain a constant net asset value of $1.00 per share) and the Floating Rate Portfolio will each declare a dividend of its net investment income daily and distribute such dividend monthly. Each Portfolio other than the Cash Management and Floating Rate Portfolios declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following declaration of the dividend. Each Portfolio will distribute its net long-term capital gains, if any after the utilization of any capital loss carry forwards after the end of each fiscal year. The portfolios may declare an additional distribution of investment income and capital gains in October, November or December (which would be paid before February 1 of the following year) to avid the excise tax on income not distributed in accordance with the applicable timing requirements.

          PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

          NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL
          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, surrender charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured.


                                                           INVESTMENT
                                                            DIVISION
                                                            INCEPTION    YEAR TO
INVESTMENT DIVISION                                          DATE(2)       DATE
MainStay VP Series Funds:
  Bond--Initial Class                                       1/23/1984       3.72%
  Capital Appreciation--Initial Class                       1/29/1993     -38.87%
  Cash Management--Current 7 day yield as of
     December 31, 2008 is 0.28%(3)                          1/29/1993       2.18%
  Common Stock--Initial Class                               1/23/1984     -36.39%
  Convertible--Initial Class                                10/1/1996     -34.42%
  Government--Initial Class                                 1/29/1993       9.80%
  High Yield Corporate Bond--Initial Class                   5/1/1995     -24.11%
  ICAP Select Equity--Initial Class                          5/1/1998     -37.59%
  International Equity--Initial Class                        5/1/1995     -25.67%
  Large Cap Growth--Initial Class(7)                         5/1/1998     -38.80%
  S&P 500 Index--Initial Class(5)                           1/29/1993     -37.01%
  Total Return--Initial Class                               1/29/1993     -26.92%
Alger American SmallCap Growth--Class O Shares(6)           9/20/1988     -46.60%
CVS Calvert Social Balanced Portfolio(7)                     9/2/1986     -31.32%
Fidelity(R) VIP Contrafund(R)--Initial Class                 1/3/1995     -42.51%
Fidelity(R) VIP Equity-Income-- Initial Class               10/9/1986     -42.65%
Janus Aspen Series Balanced--Institutional Shares           9/13/1993     -15.84%
Janus Aspen Series Worldwide Growth--Institutional Shares   9/13/1993     -44.66%
Morgan Stanley UIF Emerging Markets Equity--Class I         10/1/1996     -56.62%
T. Rowe Price Equity Income Portfolio                       3/31/1994     -36.11%
--------------------------------------------------------------------------------

                                                                                                          SINCE
                                                                                                       INVESTMENT
                                                                                                        DIVISION
INVESTMENT DIVISION                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS     INCEPTION
MainStay VP Series Funds:
  Bond--Initial Class                                        3.72%      4.92%     4.20%       5.21%       8.07%
  Capital Appreciation--Initial Class                      -38.87%    -10.47%    -4.12%      -4.79%       4.25%
  Cash Management--Current 7 day yield as of
     December 31, 2008 is 0.28%(3)                           2.18%      3.86%     3.07%       3.20%       3.72%
  Common Stock--Initial Class                              -36.39%     -7.99%    -1.43%      -0.75%       8.28%
  Convertible--Initial Class                               -34.42%     -5.95%    -1.21%       3.40%       4.67%
  Government--Initial Class                                  9.80%      6.82%     5.22%       5.43%       5.94%
  High Yield Corporate Bond--Initial Class                 -24.11%     -4.54%     0.19%       4.58%       6.42%
  ICAP Select Equity--Initial Class                        -37.59%     -7.34%    -1.35%       0.02%       0.28%
  International Equity--Initial Class                      -25.67%      0.80%     5.35%       3.82%       6.03%
  Large Cap Growth--Initial Class(7)                       -38.80%     -7.30%    -4.08%      -0.75%       0.84%
  S&P 500 Index--Initial Class(5)                          -37.01%     -8.53%    -2.40%      -1.62%       6.33%
  Total Return--Initial Class                              -26.92%     -4.89%    -0.51%      -0.28%       5.41%
Alger American SmallCap Growth--Class O Shares(6)          -46.60%     -9.09%     0.47%      -2.31%       7.90%
CVS Calvert Social Balanced Portfolio(7)                   -31.32%     -8.44%    -2.57%      -0.71%       6.58%
Fidelity(R) VIP Contrafund(R)--Initial Class               -42.51%     -8.93%     0.39%       1.92%       8.92%
Fidelity(R) VIP Equity-Income-- Initial Class              -42.65%    -11.22%    -3.74%      -0.20%       7.63%
Janus Aspen Series Balanced--Institutional Shares          -15.84%      0.99%     3.83%       4.28%       9.32%
Janus Aspen Series Worldwide Growth--Institutional Shares  -44.66%    -10.49%    -4.47%      -2.33%       6.10%
Morgan Stanley UIF Emerging Markets Equity--Class I        -56.62%     -5.81%     6.60%       7.64%       3.66%
T. Rowe Price Equity Income Portfolio                      -36.11%     -7.76%    -1.27%       1.98%       7.62%
-----------------------------------------------------------------------------------------------------------------



This report shows the actual investment performance of the Investment Divisions available with NYLIAC's corporate sponsored variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the product prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC corporate sponsored variable universal life insurance policy are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.

For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectuses carefully before investing.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

The chart below shows the Average Annual Total Returns of each Investment Division for the periods shown. Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would be lower for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. Consequently, the returns below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured.


                                                                             INVESTMENT
                                                                              DIVISION
                                                                              INCEPTION    YEAR TO
INVESTMENT DIVISION                                                            DATE(1)       DATE     1 YEAR    3 YEARS    5 YEARS
MainStay VP Series Funds:
  Bond--Initial Class                                                         3/27/1998       3.37%     3.37%      4.32%     3.55%
  Capital Appreciation--Initial Class                                         3/27/1998     -20.40%   -20.40%     -2.69%     0.52%
  Cash Management--Current 7-day yield as of  December 31, 2008 is 0.28%(3)   3/27/1998       1.83%     1.83%      3.26%     2.43%
  Common Stock--Initial Class                                                 4/14/1998     -36.60%   -36.60%     -8.51%    -2.05%
  Convertible--Initial Class                                                  11/7/2000        N/A       N/A        N/A       N/A
  Government--Initial Class                                                   4/28/1998       9.43%     9.43%      6.20%     4.56%
  High Yield Corporate Bond--Initial Class                                    4/28/1998     -24.37%   -24.37%     -5.09%    -0.44%
  ICAP Select Equity--Initial Class(4)                                         3/2/2000     -37.80%   -37.80%     -7.87%    -1.97%
  International Equity--Initial Class                                         3/27/1998     -25.92%   -25.92%      0.22%     4.70%
  Large Cap Growth--Initial Class(7)                                           3/2/2000     -39.00%   -39.00%     -7.84%    -4.68%
  S&P 500 Index--Initial Class(5)                                             3/27/1998     -37.23%   -37.23%     -9.07%    -3.01%
  Total Return--Initial Class                                                11/23/1999     -27.17%   -27.17%     -5.44%    -1.14%
Alger American SmallCap Growth--Class O Shares(6)                             4/28/1998        N/A       N/A        N/A       N/A
CVS Calvert Social Balanced Portfolio(7)                                      4/28/1998        N/A       N/A        N/A       N/A
Fidelity(R) VIP Contrafund(R)--Initial Class                                  4/28/1998     -42.71%   -42.71%     -9.46%    -0.24%
Fidelity(R) VIP Equity-Income--Initial Class                                  4/14/1998     -42.85%   -42.85%    -11.73%    -4.35%
Janus Aspen Series Balanced--Institutional Shares                             4/14/1998     -16.12%   -16.12%      0.41%     3.18%
Janus Aspen Series Worldwide Growth--Institutional Shares                     4/29/1998     -44.85%   -44.85%    -11.01%    -5.07%
Morgan Stanley UIF Emerging Markets Equity--Class I                           7/15/1999     -56.77%   -56.77%     -6.36%     5.94%
T. Rowe Price Equity Income Portfolio                                         1/13/2000     -36.33%   -36.33%     -8.29%    -1.90%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                            SINCE
                                                                                         INVESTMENT       NET
                                                                                          DIVISION     PORTFOLIO
INVESTMENT DIVISION                                                          10 YEARS     INCEPTION    EXPENSES*
MainStay VP Series Funds:
  Bond--Initial Class                                                           4.51%        4.82%        0.54
  Capital Appreciation--Initial Class                                          -2.86%       -1.03%        0.65
  Cash Management--Current 7-day yield as of  December 31, 2008 is 0.28%(3)     2.52%        2.65%        0.49
  Common Stock--Initial Class                                                  -1.40%       -0.46%        0.59
  Convertible--Initial Class                                                     N/A          N/A         0.66
  Government--Initial Class                                                     4.73%        5.11%        0.56
  High Yield Corporate Bond--Initial Class                                      3.89%        3.35%        0.61
  ICAP Select Equity--Initial Class(4)                                           N/A        -0.68%        0.84
  International Equity--Initial Class                                           3.13%        3.50%        0.97
  Large Cap Growth--Initial Class(7)                                             N/A        -8.20%         0.8
  S&P 500 Index--Initial Class(5)                                              -2.27%       -1.04%        0.33
  Total Return--Initial Class                                                    N/A        -2.24%        0.63
Alger American SmallCap Growth--Class O Shares(6)                                N/A          N/A         0.96
CVS Calvert Social Balanced Portfolio(7)                                         N/A          N/A          0.9
Fidelity(R) VIP Contrafund(R)--Initial Class                                    1.24%        2.71%        0.65
Fidelity(R) VIP Equity-Income--Initial Class                                   -0.86%       -0.91%        0.55
Janus Aspen Series Balanced--Institutional Shares                               3.59%        5.11%        0.57
Janus Aspen Series Worldwide Growth--Institutional Shares                      -2.97%       -2.04%        0.67
Morgan Stanley UIF Emerging Markets Equity--Class I                              N/A         3.60%        1.58
T. Rowe Price Equity Income Portfolio                                            N/A         1.30%        0.85
----------------------------------------------------------------------------------------------------------------



This report shows the actual investment performance of the Investment Divisions available with NYLIAC's corporate sponsored variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the product prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC corporate sponsored variable universal life insurance policy are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.

For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectuses carefully before investing.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
PERFORMANCE SUMMARY FOR CSVUL
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

(1) Figures are calculated from the Investment Division Inception Date, which is the date money was first invested into each Investment Division.

(2) Certain portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC CSVUL Separate Account-I. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL FIGURES SHOWN.

(4) The MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on May 16, 2008.

(5) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(6) New allocations and transfers to the Alger American SmallCap Growth--Class O Shares Investment Division will not be accepted from policyowners who were not invested in the Investment Division as of June 1, 2007.

(7) Effective August 15, 2006, MainStay VP Large Cap Growth--Initial Class Portfolio and CVS Calvert Social Balanced Portfolio were closed to new purchases (including new premiums and transfers).

         The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

    * Management Portfolio fee as determined by Fund Company.

    This product is not available in all states.

       ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                    CORPORATION)
                        51 MADISON AVENUE, NEW YORK, NY 10010
                       DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                  MEMBER FINRA/SIPC

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

    STATEMENT OF ASSETS AND LIABILITIES
    As of December 31, 2008





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $2,585,184        $ 7,481,581      $196,855,616
  Dividends due and accrued...........             --                 --            70,705
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --          (527,638)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              3                321             6,125
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   13,621        $ 1,071,575      $ 23,232,671
     Series II Policies...............             --                 --           680,833
     Series III Policies..............      2,571,560          6,409,685       172,479,054
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.60        $      8.95      $       1.33
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.16
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    12.13        $      8.07      $       1.16
                                           ==========        ===========      ============

Identified Cost of Investment.........     $2,567,170        $10,583,606      $196,848,224
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


       $ 69,025,387        $505,703           $378,102         $2,000,026        $10,775,815      $115,354,549       $50,939,073
                 --              --              1,966                 --                 --                --                --

                 --          (2,786)                --                 --            (20,269)               --           (46,373)



             14,858              58                 --                  2                 48            21,631             8,168
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========



       $    723,843        $    155           $     --         $    6,995        $    92,438      $  1,535,770       $29,905,827
         67,870,305         267,722                 --                 --             96,792        99,273,519           840,953
            416,381         234,982            380,068          1,993,029         10,566,268        14,523,629        20,137,752
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.52        $  13.06           $     --         $    17.03        $     14.22      $       9.41       $     14.49
       ============        ========           ========         ==========        ===========      ============       ===========
       $      11.13        $  11.13           $   9.97         $    11.14        $     13.06      $      10.32       $     16.30
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.09        $   9.43           $   8.36         $    12.95        $      9.81      $       9.03       $     12.80
       ============        ========           ========         ==========        ===========      ============       ===========

       $102,980,614        $769,363           $510,989         $1,890,371        $15,289,678      $185,848,230       $65,336,211
       ============        ========           ========         ==========        ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $82,379         $40,738,442       $3,748,801
  Dividends due and accrued...........            --                  --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --               --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            16               5,934               --
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $62,415         $        --       $       --
     Series II Policies...............            --          27,567,620               --
     Series III Policies..............        19,948          13,164,888        3,748,801
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========
     Series I Variable accumulation
       unit value.....................       $  4.69         $        --       $       --
                                             =======         ===========       ==========
     Series II Variable accumulation
       unit value.....................       $    --         $     12.84       $     9.12
                                             =======         ===========       ==========
     Series III Variable accumulation
       unit value.....................       $  8.15         $      9.53       $     9.52
                                             =======         ===========       ==========


Identified Cost of Investment.........       $97,668         $67,177,251       $6,492,781
                                             =======         ===========       ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                           ALGER AMERICAN
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AIM V.I.           AIM V.I.         CAPITAL
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP         GLOBAL         INTERNATIONAL    APPRECIATION
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--  REAL ESTATE FUND--   GROWTH FUND--     PORTFOLIO--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES  CLASS O SHARES
      -------------------------------------------------------------------------------------------------------------------


        $43,064,948    $118,073,593     $2,315,892      $5,509,961        $  721,835         $3,365,493        $12,758
                 --              --             --              --                --                 --             --


                 --        (110,226)            --              --                --                 11             --



              9,143          24,710             --           1,462                15                 --             --
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======



        $        --    $ 94,616,419     $       --      $5,508,499        $       --         $       --        $    --
         42,576,430         403,645             --              --            66,678                 --             --
            479,375      22,918,593      2,315,892              --           655,142          3,365,504         12,758
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $        --    $       8.93     $       --      $     8.14        $       --         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      9.01    $       9.13     $       --      $       --        $     5.75         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      8.53    $       8.69     $     6.72      $       --        $     6.48         $     8.05        $ 10.42
        ===========    ============     ==========      ==========        ==========         ==========        =======

        $67,353,578    $169,876,446     $4,008,313      $8,385,568        $1,294,827         $5,320,523        $14,923
        ===========    ============     ==========      ==========        ==========         ==========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                                            ALGER AMERICAN
                                        ALGER AMERICAN         SMALLCAP       ALLIANCEBERNSTEIN
                                           SMALLCAP           AND MIDCAP      VPS INTERNATIONAL
                                      GROWTH PORTFOLIO--       GROWTH--       VALUE PORTFOLIO--
                                        CLASS O SHARES      CLASS O SHARES      CLASS A SHARES
                                      ---------------------------------------------------------

ASSETS:
  Investments, at net asset value..       $  803,613            $5,656            $  803,824
  Dividends due and accrued........               --                --                    --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........               --                --                    11

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................               --                --                    --
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $       --            $   --            $       --
     Series II Policies............               --                --                    --
     Series III Policies...........          803,613             5,656               803,835
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========
     Series I Variable accumulation
       unit value..................       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series II Variable
       accumulation unit value.....       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series III Variable
       accumulation unit value.....       $     9.31            $ 5.37            $     4.34
                                          ==========            ======            ==========


Identified Cost of Investment......       $1,420,452            $7,817            $1,035,149
                                          ==========            ======            ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









      ALLIANCEBERNSTEIN
        VPS SMALL/MID       AMERICAN      AMERICAN FUNDS    AMERICAN FUNDS                   AMERICAN FUNDS  AMERICAN FUNDS
          CAP VALUE       CENTURY(R) VP  ASSET ALLOCATION    GLOBAL SMALL    AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL
         PORTFOLIO--         VALUE--          FUND--       CAPITALIZATION--   GROWTH FUND--      FUND--          FUND--
        CLASS A SHARES      CLASS II      CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
      ---------------------------------------------------------------------------------------------------------------------


           $114,414         $540,969         $127,650          $166,186        $1,178,393        $47,533       $4,074,861
                 --               --               --                --                --             --               --

                 --               --               --                --                --             --               --



                 --               69               --                10                20             --               --
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========



           $     --         $     --         $     --          $     --        $       --        $    --       $       --
                 --          317,020               --            46,018            94,965             --               --
            114,414          223,880          127,650           120,158         1,083,408         47,533        4,074,861
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $     --         $     --          $     --        $       --        $    --       $       --
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $   9.33         $     --          $   4.88        $     5.68        $    --       $    11.64
           ========         ========         ========          ========        ==========        =======       ==========
           $   6.75         $   8.55         $   7.55          $   5.76        $     6.27        $  6.11       $     6.88
           ========         ========         ========          ========        ==========        =======       ==========

           $169,137         $776,955         $174,280          $262,833        $2,077,070        $73,076       $6,327,189
           ========         ========         ========          ========        ==========        =======       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                                              DELAWARE VIP
                                           CVS CALVERT                        INTERNATIONAL
                                             SOCIAL                           VALUE EQUITY
                                            BALANCED         DAVIS VALUE        SERIES--
                                            PORTFOLIO         PORTFOLIO      STANDARD CLASS
                                         --------------------------------------------------


ASSETS:
  Investments, at net asset value.....       $10,437         $1,067,713           $ 395
  Dividends due and accrued...........            --                 --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --              2,483              --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                 --              --
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --         $       --           $  --
     Series II Policies...............            --                 --              --
     Series III Policies..............        10,437          1,070,196             395
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====
     Series I Variable accumulation
       unit value.....................       $    --         $       --           $  --
                                             =======         ==========           =====
     Series II Variable accumulation
       unit value.....................       $    --         $    10.73           $  --
                                             =======         ==========           =====
     Series III Variable accumulation
       unit value.....................       $  8.74         $     7.08           $6.10
                                             =======         ==========           =====


Identified Cost of Investment.........       $16,093         $1,641,343           $ 364
                                             =======         ==========           =====




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










        DREYFUS IP        DREYFUS VIF       DWS DREMAN        DWS GLOBAL            DWS                            FIDELITY(R) VIP
        TECHNOLOGY        DEVELOPING       SMALL MID CAP     OPPORTUNITIES       SMALL CAP      FIDELITY(R) VIP        EQUITY-
         GROWTH--          LEADERS--        VALUE VIP--          VIP--          INDEX VIP--     CONTRAFUND(R)--        INCOME--
      INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


         $530,836           $11,090         $  861,469          $11,122         $ 9,538,630       $17,922,606         $4,577,267
               --                --                 --               --                  --                --                 --

               --                --                 --               --              (9,395)          (19,904)                --



               --                --                 --               --                  16               246                  1
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========



         $     --           $    --         $       --          $    --         $        --       $   120,949         $    2,752
               --                13                 --               --              75,293         1,011,009              6,316
          530,836            11,077            861,469           11,122           9,453,926        16,770,498          4,568,198
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========
         $     --           $    --         $       --          $    --         $        --       $     13.30         $     9.07
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   9.86           $ 10.90         $       --          $    --         $      9.55       $     11.88         $     9.85
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   7.09           $  6.27         $     6.19          $  5.24         $      8.89       $      9.78         $     8.02
         ========           =======         ==========          =======         ===========       ===========         ==========

         $739,178           $21,874         $1,680,131          $16,901         $14,374,029       $32,044,737         $8,335,704
         ========           =======         ==========          =======         ===========       ===========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                         FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                           PORTFOLIO--        PORTFOLIO--        PORTFOLIO--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL SHARES
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $1,049,138         $3,138,103         $1,872,251
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --                 --                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --                  4                 --
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --         $       --         $       --
     Series II Policies...............              --             11,101                 --
     Series III Policies..............       1,049,138          3,126,998          1,872,251
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
     Series I Variable accumulation
       unit value.....................      $       --         $       --         $       --
                                            ==========         ==========         ==========
     Series II Variable accumulation
       unit value.....................      $    10.20         $     7.38         $       --
                                            ==========         ==========         ==========
     Series III Variable accumulation
       unit value.....................      $     8.97         $     8.31         $     7.61
                                            ==========         ==========         ==========

Identified Cost of Investment.........      $1,396,698         $4,468,506         $2,825,043
                                            ==========         ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










                                        FIDELITY(R) VIP                                    FIDELITY(R) VIP  FIDELITY(R) VIP
      FIDELITY(R) VIP  FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE            VALUE
          GROWTH--       INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--       LEADERS--       STRATEGIES--
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2
      ---------------------------------------------------------------------------------------------------------------------


         $1,776,928      $24,655,686       $6,981,717      $14,368,404      $ 8,138,185         $ 352           $186,910
                 --               --               --               --               --            --                 --

            (10,683)          12,885           (6,882)           7,921               --            --                 --



                 10               53              430              102               32            --                 --
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========


         $       --      $        --       $       --      $        --      $        --         $  --           $     --
             46,313          247,079        1,904,381          467,842          146,974            --                 --
          1,719,922       24,421,439        5,070,024       13,908,381        7,991,179           352            186,910
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $       --      $        --       $       --      $        --      $        --         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.79      $     10.63       $    12.65      $     13.76      $      8.74         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.52      $      8.67       $    11.14      $     10.82      $      9.69         $9.96           $   7.25
         ==========      ===========       ==========      ===========      ===========         =====           ========

         $2,744,496      $37,068,931       $7,318,781      $23,953,052      $14,297,579         $ 362           $419,756
         ==========      ===========       ==========      ===========      ===========         =====           ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           JANUS ASPEN                         JANUS ASPEN
                                             SERIES          JANUS ASPEN     SERIES MID CAP
                                           BALANCED--      SERIES FORTY--       GROWTH--
                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                             SHARES            SHARES            SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $14,719,756       $5,269,398        $5,753,699
  Dividends due and accrued...........              --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           3,973              677             1,702

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           2,618               --                --
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 8,303,115       $       --        $       --
     Series II Policies...............       1,795,757               --                --
     Series III Policies..............       4,622,239        5,270,075         5,755,401
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========
     Series I Variable accumulation
       unit value.....................     $     17.07       $       --        $       --
                                           ===========       ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     12.63       $       --        $       --
                                           ===========       ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     11.81       $     8.56        $     9.82
                                           ===========       ==========        ==========

Identified Cost of Investment.........     $16,434,729       $7,627,260        $9,085,019
                                           ===========       ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        JANUS ASPEN
          SERIES                                          LVIP BARON
         WORLDWIDE         LAZARD         LORD ABBETT       GROWTH                          MFS(R) NEW
         GROWTH--        RETIREMENT      SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES
       INSTITUTIONAL    INTERNATIONAL    MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--
          SHARES      EQUITY PORTFOLIO     PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------



         $527,868        $1,728,198       $4,828,437      $1,976,026        $137,362          $5,074         $1,045,770
               --                --               --              --              --              --                 --

               --                --          (19,917)          4,672              --              --                 --



               40                28               26              21              30              --                 17
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========



         $157,961        $       --       $       --      $       --        $     --          $   --         $       --
               --           129,610          123,081          95,835         137,332              --             72,666
          369,867         1,598,560        4,685,413       1,884,842              --           5,074            973,087
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   8.02        $       --       $       --      $       --        $     --          $   --         $       --
         ========        ==========       ==========      ==========        ========          ======         ==========
         $  10.53        $     7.75       $    10.95      $     6.60        $  11.41          $   --         $    10.85
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   7.39        $     9.30       $     8.58      $     7.30        $     --          $ 7.37         $    12.02
         ========        ==========       ==========      ==========        ========          ======         ==========

         $807,379        $2,615,300       $8,277,396      $3,110,173        $153,275          $9,218         $1,700,005
         ========        ==========       ==========      ==========        ========          ======         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                        MORGAN STANLEY
                                      MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY
                                       UIF EMERGING         MARKETS        UIF U.S. REAL
                                      MARKETS DEBT--       EQUITY--          ESTATE--
                                          CLASS I           CLASS I           CLASS I
                                      --------------------------------------------------

ASSETS:
  Investments, at net asset value..     $  998,017        $4,123,685        $ 7,964,541
  Dividends due and accrued........             --                --                 --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........             --             1,036            (19,083)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................             20                96                 62
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............     $       --        $      215        $        --
     Series II Policies............         90,729           139,225            282,742
     Series III Policies...........        907,268         3,985,185          7,662,654
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========
     Series I Variable accumulation
       unit value..................     $       --        $    13.98        $        --
                                        ==========        ==========        ===========
     Series II Variable
       accumulation unit value.....     $    11.29        $    10.09        $     13.88
                                        ==========        ==========        ===========
     Series III Variable
       accumulation unit value.....     $    12.20        $    12.46        $     11.38
                                        ==========        ==========        ===========

Identified Cost of Investment......     $1,275,695        $8,641,513        $15,449,967
                                        ==========        ==========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                          OPPENHEIMER
         NEUBERGER          CAPITAL         OPPENHEIMER
          BERMAN         APPRECIATION       CORE BOND          PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
       AMT PARTNERS         FUND/VA           FUND/VA         DURATION--         RETURN--          RETURN--        GOVERNMENT--
        PORTFOLIO--       NON-SERVICE       NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
          CLASS I           SHARES            SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $288,142           $1,059            $1,031          $1,313,168        $5,595,414        $29,713,129        $ 99,710
               --               --                --               5,043            12,405            110,114             317

               --               --                --                  --                14             11,141              --



               --               --                --                  --                --                 --              --
         --------           ------            ------          ----------        ----------        -----------        --------
         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027
         ========           ======            ======          ==========        ==========        ===========        ========



         $     --           $   --            $   --          $       --        $       --        $        --        $     --
               --               --                --                 364             2,119                 --              --
          288,142            1,059             1,031           1,317,847         5,605,714         29,834,384         100,027
         --------           ------            ------          ----------        ----------        -----------        --------

         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $       --        $       --        $        --        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $    10.12        $    10.61        $     10.65        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $   5.07           $ 6.10            $ 7.44          $    11.27        $    10.72        $     12.55        $  13.97
         ========           ======            ======          ==========        ==========        ===========        ========


         $505,814           $1,540            $1,385          $1,368,852        $6,108,330        $29,624,028        $ 89,278
         ========           ======            ======          ==========        ==========        ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                              ROYCE             ROYCE
                                            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                                           PORTFOLIO--       PORTFOLIO--        BLUE CHIP
                                           INVESTMENT        INVESTMENT          GROWTH
                                              CLASS             CLASS           PORTFOLIO
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,596,106        $5,086,872        $6,090,859
  Dividends due and accrued...........             --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,334                22               956

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              7                --                --
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $       --        $       --
     Series II Policies...............         30,918                --                --
     Series III Policies..............      1,566,515         5,086,894         6,091,815
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========
     Series I Variable accumulation
       unit value.....................     $       --        $       --        $       --
                                           ==========        ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     8.70        $    10.50        $    12.64
                                           ==========        ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     8.79        $     8.35        $     8.25
                                           ==========        ==========        ==========

Identified Cost of Investment.........     $2,898,496        $6,900,548        $9,337,865
                                           ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                  T. ROWE PRICE        VAN ECK
                                                                                T. ROWE PRICE       PERSONAL          WORLDWIDE
       T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      T. ROWE PRICE      NEW AMERICA        STRATEGY           ABSOLUTE
       EQUITY INCOME       INDEX 500       INTERNATIONAL      LIMITED-TERM         GROWTH           BALANCED       RETURN--INITIAL
         PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO    BOND PORTFOLIO       PORTFOLIO         PORTFOLIO        CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $16,066,728        $373,126          $1,018,799        $1,979,165        $1,885,907        $16,427,199         $299,405
                 --              --                  --             6,829                --                 --               --

            (21,390)             --               1,354                --               338                 --           (3,747)



                336              --                  60                28                --                 --               --
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========



        $   405,240        $     --          $       --        $       --        $       --        $        --         $     --
          1,077,940              --             283,715           123,983                --                 --               --
         14,561,822         373,126             736,378         1,861,983         1,886,245         16,427,199          295,658
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $     11.23        $     --          $       --        $       --        $       --        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.72        $     --          $     8.94        $    11.96        $    14.07        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.09        $   8.03          $     8.95        $    11.41        $     8.13        $      9.81         $   9.76
        ===========        ========          ==========        ==========        ==========        ===========         ========

        $25,779,269        $563,796          $1,978,534        $2,018,001        $3,128,529        $22,518,437         $341,980
        ===========        ========          ==========        ==========        ==========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008






                                                     VAN ECK          VAN ECK WIT
                                                    WORLDWIDE          WORLDWIDE
                                                       HARD           BOND FUND--
                                                 ASSETS--INITIAL     INITIAL CLASS
                                                   CLASS SHARES         SHARES
                                                 ---------------------------------

ASSETS:
  Investments, at net asset value.............       $15,926            $3,566
  Dividends due and accrued...................            --                --
  Net receivable from (payable to) New York
     Life Insurance and
     Annuity Corporation......................            --                --

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges.......            --                --
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................       $    --            $   --
     Series II Policies.......................            --                --
     Series III Policies......................        15,926             3,566
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======
     Series I Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series II Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series III Variable accumulation unit
       value..................................       $  4.74            $10.63
                                                     =======            ======

Identified Cost of Investment.................       $21,862            $3,330
                                                     =======            ======




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                             MAINSTAY VP
                                            MAINSTAY VP        CAPITAL
                                               BOND--       APPRECIATION--    MAINSTAY VP
                                           INITIAL CLASS    INITIAL CLASS   CASH MANAGEMENT
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  98,585       $     60,842     $  3,343,356
  Mortality and expense risk charges....        (8,772)           (62,762)        (630,683)
                                             ---------       ------------     ------------
       Net investment income (loss).....        89,813             (1,920)       2,712,673
                                             ---------       ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       516,109         14,223,535       52,831,065
  Cost of investments sold..............      (487,915)       (16,748,793)     (52,827,614)
                                             ---------       ------------     ------------
       Net realized gain (loss) on
          investments...................        28,194         (2,525,258)           3,451
  Realized gain distribution received...           685                 --               --
  Change in unrealized appreciation
     (depreciation) on investments......       (36,586)        (4,336,440)           7,246
                                             ---------       ------------     ------------
       Net gain (loss) on investments...        (7,707)        (6,861,698)          10,697
                                             ---------       ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  82,106       $ (6,863,618)    $  2,723,370
                                             =========       ============     ============








                                            MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                             LARGE CAP         MID CAP          MID CAP
                                              GROWTH--          CORE--          GROWTH--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     80       $    202,265     $        --
  Mortality and expense risk charges....          (440)          (160,015)        (34,352)
                                              --------       ------------     -----------
       Net investment income (loss).....          (360)            42,250         (34,352)
                                              --------       ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         7,824         11,517,279       5,801,398
  Cost of investments sold..............        (6,747)       (12,929,203)     (8,501,924)
                                              --------       ------------     -----------
       Net realized gain (loss) on
          investments...................         1,077         (1,411,924)     (2,700,526)
  Realized gain distribution received...            --          7,336,611         845,982
  Change in unrealized appreciation
     (depreciation) on investments......       (54,915)       (35,016,381)     (3,040,903)
                                              --------       ------------     -----------
       Net gain (loss) on investments...       (53,838)       (29,091,694)     (4,895,447)
                                              --------       ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(54,198)      $(29,049,444)    $(4,929,799)
                                              ========       ============     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                             MAINSTAY VP
        MAINSTAY VP                                                           HIGH YIELD      MAINSTAY VP       MAINSTAY VP
           COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP       CORPORATE       ICAP SELECT      INTERNATIONAL
          STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--        BOND--          EQUITY--         EQUITY--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
      -----------------------------------------------------------------------------------------------------------------------


        $  1,405,684      $  14,584         $  28,996        $  54,263       $ 1,240,311      $    736,833     $    892,593
            (232,615)        (2,021)           (2,406)          (6,974)          (67,802)         (236,934)        (219,718)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
           1,173,069         12,563            26,590           47,289         1,172,509           499,899          672,875
        ------------      ---------         ---------        ---------       -----------      ------------     ------------


           1,904,555          7,976           245,287          196,057         7,572,056         5,399,073       15,740,258
          (2,503,058)        (7,967)         (279,691)        (185,965)       (8,758,977)       (6,850,400)     (15,806,012)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
            (598,503)             9           (34,404)          10,092        (1,186,921)       (1,451,327)         (65,754)
          12,678,056         84,682                --               --                --         5,399,951        7,374,968

         (53,224,688)      (341,816)         (115,663)          94,505        (3,772,100)      (70,542,602)     (26,367,533)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
         (41,145,135)      (257,125)         (150,067)         104,597        (4,959,021)      (66,593,978)     (19,058,319)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------

        $(39,972,066)     $(244,562)        $(123,477)       $ 151,886       $(3,786,512)     $(66,094,079)    $(18,385,444)
        ============      =========         =========        =========       ===========      ============     ============






                                                                                                AIM V.I.
                         MAINSTAY VP       MAINSTAY VP                                           GLOBAL          AIM V.I.
        MAINSTAY VP        S&P 500          SMALL CAP       MAINSTAY VP      MAINSTAY VP      REAL ESTATE      INTERNATIONAL
      MID CAP VALUE--      INDEX--          GROWTH--       TOTAL RETURN--      VALUE--           FUND--        GROWTH FUND--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES
      -----------------------------------------------------------------------------------------------------------------------


        $    968,009     $  3,734,090      $        --      $   305,524     $   4,624,422     $    84,050       $    27,163
            (140,325)        (519,049)         (15,477)         (28,732)         (174,188)         (5,383)          (21,217)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
             827,684        3,215,041          (15,477)         276,792         4,450,234          78,667             5,946
        ------------     ------------      -----------      -----------     -------------     -----------       -----------


             723,967       18,414,909        1,968,399        6,185,611       186,602,898         381,279           826,601
            (852,275)     (19,888,869)      (2,610,311)      (8,335,630)     (194,002,362)     (1,069,887)       (1,183,421)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
            (128,308)      (1,473,960)        (641,912)      (2,150,019)       (7,399,464)       (688,608)         (356,820)
           8,256,236               --          496,968        1,198,603        25,359,094         129,899            65,684

         (29,884,351)     (69,198,337)      (1,295,725)      (2,101,947)      (24,114,686)       (194,236)       (2,028,841)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
         (21,756,423)     (70,672,297)      (1,440,669)      (3,053,363)       (6,155,056)       (752,945)       (2,319,977)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------

        $(20,928,739)    $(67,457,256)     $(1,456,146)     $(2,776,571)    $  (1,704,822)    $  (674,278)      $(2,314,031)
        ============     ============      ===========      ===========     =============     ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008


                                                                              ALGER AMERICAN
                                           ALGER AMERICAN    ALGER AMERICAN    SMALLCAP AND
                                               CAPITAL          SMALLCAP          MIDCAP
                                            APPRECIATION         GROWTH          GROWTH--
                                             PORTFOLIO--      PORTFOLIO--         CLASS O
                                           CLASS O SHARES    CLASS O SHARES      SHARES(A)
                                          ---------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     --        $        --         $    --
  Mortality and expense risk charges....          (173)            (7,875)            (14)
                                              --------        -----------         -------
       Net investment income (loss).....          (173)            (7,875)            (14)
                                              --------        -----------         -------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        15,559            442,149             185
  Cost of investments sold..............       (16,733)          (659,735)           (256)
                                              --------        -----------         -------
       Net realized gain (loss) on
          investments...................        (1,174)          (217,586)            (71)
  Realized gain distribution received...            --             23,510              --
  Change in unrealized appreciation
     (depreciation) on investments......       (21,024)          (848,188)         (2,161)
                                              --------        -----------         -------
       Net gain (loss) on investments...       (22,198)        (1,042,264)         (2,232)
                                              --------        -----------         -------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(22,371)       $(1,050,139)        $(2,246)
                                              ========        ===========         =======








                                           AMERICAN FUNDS
                                           INTERNATIONAL
                                               FUND--          CVS CALVERT       DAVIS VALUE
                                           CLASS 2 SHARES    SOCIAL BALANCED      PORTFOLIO
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   120,670          $   348         $    15,714
  Mortality and expense risk charges....        (18,691)             (63)             (7,653)
                                            -----------          -------         -----------
       Net investment income (loss).....        101,979              285               8,061
                                            -----------          -------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,283,272              309           1,011,108
  Cost of investments sold..............     (3,242,370)            (357)         (1,427,064)
                                            -----------          -------         -----------
       Net realized gain (loss) on
          investments...................       (959,098)             (48)           (415,956)
  Realized gain distribution received...        804,496              195              36,817
  Change in unrealized appreciation
     (depreciation) on investments......     (2,283,076)          (5,295)           (541,231)
                                            -----------          -------         -----------
       Net gain (loss) on investments...     (2,437,678)          (5,148)           (920,370)
                                            -----------          -------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,335,699)         $(4,863)        $  (912,309)
                                            ===========          =======         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                           ALLIANCEBERNSTEIN
       ALLIANCEBERNSTEIN      VPS SMALL/           AMERICAN         AMERICAN FUNDS      AMERICAN FUNDS
       VPS INTERNATIONAL     MID CAP VALUE       CENTURY(R) VP     ASSET ALLOCATION      GLOBAL SMALL
       VALUE PORTFOLIO--      PORTFOLIO--           VALUE--             FUND--         CAPITALIZATION--
        CLASS A SHARES     CLASS A SHARES(B)       CLASS II         CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------------------------------------------------------------------


          $     7,207          $    538           $    26,012          $   8,490           $      --
               (4,207)             (388)               (4,492)            (1,154)             (2,465)
          -----------          --------           -----------          ---------           ---------
                3,000               150                21,520              7,336              (2,465)
          -----------          --------           -----------          ---------           ---------


              615,571             2,797               597,467            188,730             342,959
           (1,360,246)           (3,441)           (1,050,162)          (270,920)           (718,536)
          -----------          --------           -----------          ---------           ---------
             (744,675)             (644)             (452,695)           (82,190)           (375,577)
               39,751             7,643               147,568             12,662              86,223

             (235,620)          (54,722)              (85,544)           (46,981)           (135,075)
          -----------          --------           -----------          ---------           ---------
             (940,544)          (47,723)             (390,671)          (116,509)           (424,429)
          -----------          --------           -----------          ---------           ---------

          $  (937,544)         $(47,573)          $  (369,151)         $(109,173)          $(426,894)
          ===========          ========           ===========          =========           =========


                            AMERICAN FUNDS
        AMERICAN FUNDS       GROWTH-INCOME
         GROWTH FUND--          FUND--
        CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------

           $  13,904           $  1,014
              (5,587)              (203)
           ---------           --------
               8,317                811
           ---------           --------


             430,054              5,790
            (539,240)            (6,681)
           ---------           --------
            (109,186)              (891)
             138,011              2,203

            (846,786)           (23,648)
           ---------           --------
            (817,961)           (22,336)
           ---------           --------

           $(809,644)          $(21,525)
           =========           ========






         DELAWARE VIP
         INTERNATIONAL        DREYFUS IP          DREYFUS VIF         DWS DREMAN          DWS GLOBAL
         VALUE EQUITY         TECHNOLOGY          DEVELOPING         SMALL MID CAP       OPPORTUNITIES
           SERIES--            GROWTH--            LEADERS--          VALUE VIP--            VIP--
        STANDARD CLASS      INITIAL SHARES      INITIAL SHARES      CLASS A SHARES     CLASS A SHARES(C)
      --------------------------------------------------------------------------------------------------


           $   7,646           $      --            $   143            $  17,136            $    --
              (1,586)             (2,619)               (73)              (4,755)               (31)
           ---------           ---------            -------            ---------            -------
               6,060              (2,619)                70               12,381                (31)
           ---------           ---------            -------            ---------            -------


             260,135              48,617                965               57,267                130
            (612,599)            (53,182)            (1,400)             (87,088)              (183)
           ---------           ---------            -------            ---------            -------
            (352,464)             (4,565)              (435)             (29,821)               (53)
              27,988                  --                854              419,299                 --

             122,792            (302,140)            (7,381)            (816,306)            (5,778)
           ---------           ---------            -------            ---------            -------
            (201,684)           (306,705)            (6,962)            (426,828)            (5,831)
           ---------           ---------            -------            ---------            -------

           $(195,624)          $(309,324)           $(6,892)           $(414,447)           $(5,862)
           =========           =========            =======            =========            =======


         DWS SMALL CAP      FIDELITY(R) VIP
          INDEX VIP--       CONTRAFUND(R)--
        CLASS A SHARES       INITIAL CLASS
      --------------------------------------

         $    237,602        $    265,697
              (63,370)            (94,596)
         ------------        ------------
              174,232             171,101
         ------------        ------------


            8,250,229           4,045,642
          (11,250,570)         (6,274,542)
         ------------        ------------
           (3,000,341)         (2,228,900)
            1,510,836             505,426

           (3,638,305)        (11,372,771)
         ------------        ------------
           (5,127,810)        (13,096,245)
         ------------        ------------

         $ (4,953,578)       $(12,925,144)
         ============        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                            FIDELITY(R) VIP      FREEDOM 2010        FREEDOM 2020
                                            EQUITY-INCOME--       PORTFOLIO--         PORTFOLIO--
                                             INITIAL CLASS      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   184,221          $  36,925          $   105,651
  Mortality and expense risk charges....          (34,681)            (3,738)              (9,907)
                                              -----------          ---------          -----------
       Net investment income (loss).....          149,540             33,187               95,744
                                              -----------          ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        2,420,258            118,335              381,470
  Cost of investments sold..............       (3,329,304)          (135,475)            (422,431)
                                              -----------          ---------          -----------
       Net realized gain (loss) on
          investments...................         (909,046)           (17,140)             (40,961)
  Realized gain distribution received...            7,831             39,507              138,978
  Change in unrealized appreciation
     (depreciation) on investments......       (3,026,008)          (353,779)          (1,321,259)
                                              -----------          ---------          -----------
       Net gain (loss) on investments...       (3,927,223)          (331,412)          (1,223,242)
                                              -----------          ---------          -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(3,777,683)         $(298,225)         $(1,127,498)
                                              ===========          =========          ===========







                                            FIDELITY(R) VIP       JANUS ASPEN         JANUS ASPEN
                                                 VALUE         SERIES BALANCED--    SERIES FORTY--
                                             STRATEGIES--        INSTITUTIONAL       INSTITUTIONAL
                                            SERVICE CLASS 2         SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   1,666          $   442,754         $    10,188
  Mortality and expense risk charges....          (1,378)             (58,887)            (30,659)
                                               ---------          -----------         -----------
       Net investment income (loss).....             288              383,867             (20,471)
                                               ---------          -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         115,695            1,054,877           1,452,829
  Cost of investments sold..............        (165,817)            (942,599)         (1,268,496)
                                               ---------          -----------         -----------
       Net realized gain (loss) on
          investments...................         (50,122)             112,278             184,333
  Realized gain distribution received...          67,478            1,141,413                  --
  Change in unrealized appreciation
     (depreciation) on investments......        (223,901)          (4,456,582)         (4,287,212)
                                               ---------          -----------         -----------
       Net gain (loss) on investments...        (206,545)          (3,202,891)         (4,102,879)
                                               ---------          -----------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $(206,257)         $(2,819,024)        $(4,123,350)
                                               =========          ===========         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        FIDELITY(R) VIP                                             FIDELITY(R) VIP
         FREEDOM 2030       FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP     FIDELITY(R) VIP
          PORTFOLIO--          GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--          OVERSEAS--
        INITIAL SHARES       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------


           $  58,692          $    22,669        $    740,164         $   271,830        $     95,678         $   316,043
              (6,329)             (13,771)           (142,361)            (27,182)            (87,881)            (53,516)
           ---------          -----------        ------------         -----------        ------------         -----------
              52,363                8,898             597,803             244,648               7,797             262,527
           ---------          -----------        ------------         -----------        ------------         -----------


              57,456              866,324           3,401,993           1,208,876           4,860,792           2,559,700
             (68,346)            (862,545)         (3,457,983)         (1,267,952)         (6,264,731)         (3,590,975)
           ---------          -----------        ------------         -----------        ------------         -----------
             (10,890)               3,779             (55,990)            (59,076)         (1,403,939)         (1,031,275)
             123,291                   --             319,440               5,278           3,254,283           1,369,790

            (955,956)          (1,818,112)        (15,146,216)           (443,152)        (11,392,134)         (7,415,254)
           ---------          -----------        ------------         -----------        ------------         -----------
            (843,555)          (1,814,333)        (14,882,766)           (496,950)         (9,541,790)         (7,076,739)
           ---------          -----------        ------------         -----------        ------------         -----------

           $(791,192)         $(1,805,435)       $(14,284,963)        $  (252,302)       $ (9,533,993)        $(6,814,212)
           =========          ===========        ============         ===========        ============         ===========


        FIDELITY(R)
         VIP VALUE
         LEADERS--
          INITIAL
          CLASS(G)
      ---------------

            $  9
              --
            ----
               9
            ----


              11
             (13)
            ----
              (2)
              --

             (10)
            ----
             (12)
            ----

            $ (3)
            ====





                              JANUS ASPEN
          JANUS ASPEN           SERIES              LAZARD                                LVIP BARON
        SERIES MID CAP         WORLDWIDE          RETIREMENT          LORD ABBETT           GROWTH
           GROWTH--            GROWTH--          INTERNATIONAL       SERIES FUND--       OPPORTUNITIES
         INSTITUTIONAL       INSTITUTIONAL          EQUITY           MID-CAP VALUE       FUND--SERVICE
            SHARES              SHARES             PORTFOLIO           PORTFOLIO         CLASS SHARES
      --------------------------------------------------------------------------------------------------


          $    21,304          $   9,817          $    29,434        $     87,444         $        --
              (34,911)            (3,251)             (11,858)            (35,015)             (9,141)
          -----------          ---------          -----------        ------------         -----------
              (13,607)             6,566               17,576              52,429              (9,141)
          -----------          ---------          -----------        ------------         -----------


            1,597,635            149,967            1,188,502           8,533,806             925,646
           (1,569,821)          (186,258)          (1,996,075)        (10,775,582)         (1,149,009)
          -----------          ---------          -----------        ------------         -----------
               27,814            (36,291)            (807,573)         (2,241,776)           (223,363)
              450,133                 --               11,177             292,200             128,133

           (4,724,329)          (453,184)            (661,009)         (1,341,293)         (1,014,610)
          -----------          ---------          -----------        ------------         -----------
           (4,246,382)          (489,475)          (1,457,405)         (3,290,869)         (1,109,840)
          -----------          ---------          -----------        ------------         -----------

          $(4,259,989)         $(482,909)         $(1,439,829)       $ (3,238,440)        $(1,118,981)
          ===========          =========          ===========        ============         ===========


            MFS(R)            MFS(R) NEW
           INVESTORS           DISCOVERY
        TRUST SERIES--         SERIES--
         INITIAL CLASS       INITIAL CLASS
      --------------------------------------

           $  1,510             $    --
               (451)                (33)
           --------             -------
              1,059                 (33)
           --------             -------


              4,035                 251
             (2,900)               (312)
           --------             -------
              1,135                 (61)
             12,464               1,453

            (83,554)             (4,727)
           --------             -------
            (69,955)             (3,335)
           --------             -------

           $(68,896)            $(3,368)
           ========             =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                            MORGAN STANLEY   MORGAN STANLEY
                                               MFS(R)        UIF EMERGING     UIF EMERGING
                                             UTILITIES         MARKETS          MARKETS
                                              SERIES--          DEBT--          EQUITY--
                                           INITIAL CLASS       CLASS I          CLASS I
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  21,204        $  89,123       $        --
  Mortality and expense risk charges....        (6,680)          (4,732)          (29,350)
                                             ---------        ---------       -----------
       Net investment income (loss).....        14,524           84,391           (29,350)
                                             ---------        ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       352,552          321,761         2,490,087
  Cost of investments sold..............      (471,521)        (390,500)       (2,552,818)
                                             ---------        ---------       -----------
       Net realized gain (loss) on
          investments...................      (118,969)         (68,739)          (62,731)
  Realized gain distribution received...       219,500           51,440         1,933,522
  Change in unrealized appreciation
     (depreciation) on investments......      (868,210)        (264,705)       (6,683,200)
                                             ---------        ---------       -----------
       Net gain (loss) on investments...      (767,679)        (282,004)       (4,812,409)
                                             ---------        ---------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(753,155)       $(197,613)      $(4,841,759)
                                             =========        =========       ===========







                                                                ROYCE            ROYCE
                                             PIMCO U.S.       MICRO-CAP        SMALL-CAP
                                            GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
                                           ADMINISTRATIVE     INVESTMENT       INVESTMENT
                                            CLASS SHARES        CLASS            CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  3,241       $    81,687      $    41,154
  Mortality and expense risk charges....          (414)          (13,807)         (18,336)
                                              --------       -----------      -----------
       Net investment income (loss).....         2,827            67,880           22,818
                                              --------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        37,583         1,607,891          823,927
  Cost of investments sold..............       (34,400)       (2,525,846)        (945,793)
                                              --------       -----------      -----------
       Net realized gain (loss) on
          investments...................         3,183          (917,955)        (121,866)
  Realized gain distribution received...         1,031           342,319          529,057
  Change in unrealized appreciation
     (depreciation) on investments......         8,009        (1,065,009)      (1,538,706)
                                              --------       -----------      -----------
       Net gain (loss) on investments...        12,223        (1,640,645)      (1,131,515)
                                              --------       -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 15,050       $(1,572,765)     $(1,108,697)
                                              ========       ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                             OPPENHEIMER
                            NEUBERGER          CAPITAL        OPPENHEIMER
       MORGAN STANLEY      BERMAN AMT        APPRECIATION   CORE BOND FUND/       PIMCO            PIMCO             PIMCO
       UIF U.S. REAL        PARTNERS         FUND/VA NON-       VA NON-       LOW DURATION--   REAL RETURN--    TOTAL RETURN--
          ESTATE--         PORTFOLIO--         SERVICE          SERVICE       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
          CLASS I          CLASS I(A)         SHARES(E)        SHARES(F)       CLASS SHARES     CLASS SHARES     CLASS SHARES
      -------------------------------------------------------------------------------------------------------------------------


        $    502,276        $   1,682           $  --            $  --          $  34,927       $   203,605       $ 1,246,367
             (55,773)            (752)             (1)              (1)            (4,004)          (25,492)         (123,903)
        ------------        ---------           -----            -----          ---------       -----------       -----------
             446,503              930              (1)              (1)            30,923           178,113         1,122,464
        ------------        ---------           -----            -----          ---------       -----------       -----------


           5,004,935           82,088               7                5            320,641         1,190,614         7,001,972
         (11,521,450)        (108,679)            (10)              (6)          (316,298)       (1,195,276)       (6,724,656)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (6,516,515)         (26,591)             (3)              (1)             4,343            (4,662)          277,316
           5,508,663           53,081              --               --             19,005             8,637           553,511
          (4,474,497)        (217,672)           (482)            (354)           (66,892)         (688,624)         (827,010)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (5,482,349)        (191,182)           (485)            (355)           (43,544)         (684,649)            3,817
        ------------        ---------           -----            -----          ---------       -----------       -----------

        $ (5,035,846)       $(190,252)          $(486)           $(356)         $ (12,621)      $  (506,536)      $ 1,126,281
        ============        =========           =====            =====          =========       ===========       ===========







                                                                                                                 T. ROWE PRICE
       T. ROWE PRICE                                                                           T. ROWE PRICE       PERSONAL
         BLUE CHIP        T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE     NEW AMERICA        STRATEGY
           GROWTH         EQUITY INCOME       INDEX 500      INTERNATIONAL     LIMITED-TERM        GROWTH          BALANCED
         PORTFOLIO          PORTFOLIO         PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO         PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------------


        $     8,851        $   489,887        $   9,528       $    32,502       $  80,395       $        --       $   378,696
            (34,663)           (86,767)          (1,988)           (6,343)         (8,800)          (11,047)          (62,522)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            (25,812)           403,120            7,540            26,159          71,595           (11,047)          316,174
        -----------        -----------        ---------       -----------       ---------       -----------       -----------



          2,238,060          5,553,001           23,077           452,549         609,342           929,493         3,071,797
         (2,123,194)        (6,329,491)         (24,854)         (461,871)       (606,320)         (984,231)       (3,509,125)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            114,866           (776,490)          (1,777)           (9,322)          3,022           (54,738)         (437,328)
                 --            623,061               --            62,762              --           120,456            80,023

         (4,233,587)        (9,145,946)        (210,565)       (1,071,444)        (54,173)       (1,196,498)       (5,204,862)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------
         (4,118,721)        (9,299,375)        (212,342)       (1,018,004)        (51,151)       (1,130,780)       (5,562,167)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

        $(4,144,533)       $(8,896,255)       $(204,802)      $  (991,845)      $  20,444       $(1,141,827)      $(5,245,993)
        ===========        ===========        =========       ===========       =========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                              VAN ECK          VAN ECK        VAN ECK WIT
                                             WORLDWIDE        WORLDWIDE        WORLDWIDE
                                              ABSOLUTE      HARD ASSETS--         BOND
                                          RETURN--INITIAL   INITIAL CLASS    FUND--INITIAL
                                            CLASS SHARES      SHARES(D)       CLASS SHARES
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $    287         $     --          $  12
  Mortality and expense risk charges....        (1,394)             (74)            (3)
                                              --------         --------          -----
       Net investment income (loss).....        (1,107)             (74)             9
                                              --------         --------          -----

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         3,884           30,619            142
  Cost of investments sold..............        (3,878)         (56,289)          (153)
                                              --------         --------          -----
       Net realized gain (loss) on
          investments...................             6          (25,670)           (11)
  Realized gain distribution received...         9,188               --             --
  Change in unrealized appreciation
     (depreciation)  on investments.....       (52,757)          (5,936)           233
                                              --------         --------          -----
       Net gain (loss) on investments...       (43,563)         (31,606)           222
                                              --------         --------          -----
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(44,670)        $(31,680)         $ 231
                                              ========         ========          =====




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007


                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   89,813        $    49,544        $     (1,920)
     Net realized gain (loss) on investments................          28,194             51,739          (2,525,258)
     Realized gain distribution received....................             685                 --                ----
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (36,586)            (7,623)         (4,336,440)
                                                                  ----------        -----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................          82,106             93,660          (6,863,618)
                                                                  ----------        -----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................         309,944            313,459               6,398
     Cost of insurance......................................         (33,226)           (22,746)           (111,227)
     Policyowners' surrenders...............................         (36,233)        (1,071,643)            (50,899)
     Net transfers from (to) Fixed Account..................          40,698            155,672           1,196,461
     Transfers between Investment Divisions.................         514,451             14,995          (6,437,244)
     Policyowners' death benefits...........................            (396)           (32,772)                 --
                                                                  ----------        -----------        ------------
       Net contributions and (withdrawals)..................         795,238           (643,035)         (5,396,511)
                                                                  ----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                  3                 149
                                                                  ----------        -----------        ------------
          Increase (decrease) in net assets.................         877,344           (549,372)        (12,259,980)
NET ASSETS:
     Beginning of year......................................       1,707,837          2,257,209          19,741,240
                                                                  ----------        -----------        ------------
     End of year............................................      $2,585,181        $ 1,707,837        $  7,481,260
                                                                  ==========        ===========        ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (55,954)
     Net realized gain (loss) on investments................       2,150,019
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         145,687
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,239,752
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          14,160
     Cost of insurance......................................        (137,458)
     Policyowners' surrenders...............................        (870,721)
     Net transfers from (to) Fixed Account..................      (4,856,385)
     Transfers between Investment Divisions.................         471,308
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (5,379,096)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,252)
                                                                 -----------
          Increase (decrease) in net assets.................      (3,140,596)
NET ASSETS:
     Beginning of year......................................      22,881,836
                                                                 -----------
     End of year............................................     $19,741,240
                                                                 ===========




                                                                                                       MAINSTAY VP
                                                                                                        HIGH YIELD
                                                                           MAINSTAY VP                  CORPORATE
                                                                          GOVERNMENT--                    BOND--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   47,289         $   41,094        $ 1,172,509
     Net realized gain (loss) on investments................         10,092               1,155         (1,186,921)
     Realized gain distribution received....................              --                 --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         94,505               9,531         (3,772,100)
                                                                  ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         151,886             51,780         (3,786,512)
                                                                  ----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         193,478            166,705          1,649,309
     Cost of insurance......................................         (30,621)           (12,290)          (160,521)
     Policyowners' surrenders...............................         (27,467)                --           (489,389)
     Net transfers from (to) Fixed Account..................         33,612             133,880             46,085
     Transfers between Investment Divisions.................         321,533            554,008         (1,618,382)
     Policyowners' death benefits...........................              --                 --            (30,840)
                                                                  ----------         ----------        -----------
       Net contributions and (withdrawals)..................         490,535            842,303           (603,738)
                                                                  ----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (1)                (3)                15
                                                                  ----------         ----------        -----------
          Increase (decrease) in net assets.................         642,420            894,080         (4,390,235)
NET ASSETS:
     Beginning of year......................................       1,357,604            463,524         15,145,733
                                                                  ----------         ----------        -----------
     End of year............................................      $2,000,024         $1,357,604        $10,755,498
                                                                  ==========         ==========        ===========


                                                                 MAINSTAY VP
                                                                  HIGH YIELD
                                                                  CORPORATE
                                                                    BOND--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   920,067
     Net realized gain (loss) on investments................         267,306
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,063,401)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         123,972
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       2,639,430
     Cost of insurance......................................         (99,489)
     Policyowners' surrenders...............................         (14,272)
     Net transfers from (to) Fixed Account..................       5,043,181
     Transfers between Investment Divisions.................       1,187,215
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................       8,756,065
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                 -----------
          Increase (decrease) in net assets.................       8,880,034
NET ASSETS:
     Beginning of year......................................       6,265,699
                                                                 -----------
     End of year............................................     $15,145,733
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                               MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                    COMMON STOCK--                  CONVERTIBLE--          FLOATING RATE--
             CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $  2,712,673    $  4,453,362    $  1,173,069    $  1,095,848     $  12,563        $ 11,857       $  26,590
              3,451            (671)       (598,503)        238,983             9           6,300         (34,404)
                 --              --      12,678,056       8,180,167       84,682           15,042              --

              7,246           1,156     (53,224,688)     (4,406,055)     (341,816)         36,845        (115,663)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

          2,723,370       4,453,847     (39,972,066)      5,108,943      (244,562)         70,044        (123,477)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

         61,372,666      62,252,552         318,757         277,457       132,645         171,668         229,081
         (1,882,247)     (1,341,349)       (534,809)       (580,608)       (5,182)         (3,608)        (22,473)
           (135,202)       (339,179)       (127,024)        (51,755)         (866)             --            (591)
          9,622,101      36,311,103         342,187         487,186           435         (46,828)        (13,119)
        (10,188,728)    (22,190,128)       (236,989)         30,673         1,405             973        (188,593)
            (55,969)        (19,007)       (268,621)             --        (3,019)             --              --
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         58,732,621      74,673,992        (506,499)        162,953       125,418         122,205           4,305
       ------------    ------------    ------------    ------------     ---------        --------       ---------


               (315)         (1,119)         13,986          (2,951)           34             (28)             (1)
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         61,455,676      79,126,720     (40,464,579)      5,268,945      (119,110)        192,221        (119,173)

        134,936,882      55,810,162     109,475,108     104,206,163       621,969         429,748         499,241
       ------------    ------------    ------------    ------------     ---------        --------       ---------
       $196,392,558    $134,936,882    $ 69,010,529    $109,475,108     $ 502,859        $621,969       $ 380,068
       ============    ============    ============    ============     =========        ========       =========


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $ 32,244
           (4,759)
               --
          (17,244)
         --------

           10,241
         --------

          223,391
          (17,877)
               --
            9,617
          (70,401)
               --
         --------
          144,730
         --------

               --
         --------
          154,971
          344,270
         --------
         $499,241
         ========




                                                                                                       MAINSTAY VP
               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              LARGE CAP
           ICAP SELECT EQUITY--            INCOME AND GROWTH--            INTERNATIONAL EQUITY--         GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    499,899      $   (401)         $--          $     419      $    672,875    $     10,148      $   (360)
         (1,451,327)       38,394           --            124,774           (65,754)     12,612,195         1,077
          5,399,951         6,098           --              3,199         7,374,968       4,557,324            --

        (70,542,602)      (32,808)          --           (128,357)      (26,367,533)    (12,690,627)      (54,915)
       ------------      --------          ---          ---------      ------------    ------------      --------

        (66,094,079)       11,283           --                 35       (18,385,444)      4,489,040       (54,198)
       ------------      --------          ---          ---------      ------------    ------------      --------

              5,142            --           --                 --         2,119,530       2,921,345            --
           (545,558)      (10,731)          --               (555)       (1,313,369)     (1,367,748)       (6,623)
             (8,667)           --           --             (2,926)         (525,762)     (1,709,308)           --
            (25,624)       19,003           --            (19,002)       (1,058,232)    (24,432,096)           --
        181,978,941           961           --               (961)       (3,429,250)      2,190,338          (597)
           (187,548)           --           --                 --          (777,814)       (177,491)           --
       ------------      --------          ---          ---------      ------------    ------------      --------
        181,216,686         9,233           --            (23,444)       (4,984,897)    (22,574,960)       (7,220)
       ------------      --------          ---          ---------      ------------    ------------      --------


              9,091           (17)          --                 --             9,414          (4,456)           30
       ------------      --------          ---          ---------      ------------    ------------      --------
        115,131,698        20,499           --            (23,409)      (23,360,927)    (18,090,376)      (61,388)

            201,220       180,721           --             23,409        74,245,459      92,335,835       143,751
       ------------      --------          ---          ---------      ------------    ------------      --------
       $115,332,918      $201,220          $--          $      --      $ 50,884,532    $ 74,245,459      $ 82,363
       ============      ========          ===          =========      ============    ============      ========


       MAINSTAY VP
        LARGE CAP
         GROWTH--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $   (838)
           14,556
               --
           11,241
         --------

           24,959
         --------

               --
           (6,156)
               --
               --
          (66,997)
               --
         --------
          (73,153)
         --------

              (32)
         --------
          (48,226)
          191,977
         --------
         $143,751
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   MID CAP
                                                                         MID CAP CORE--                  GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $     42,250       $    80,124        $   (34,352)
     Net realized gain (loss) on investments................       (1,411,924)        1,229,897         (2,700,526)
     Realized gain distribution received....................        7,336,611         6,841,998            845,982
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (35,016,381)       (5,175,300)        (3,040,903)
                                                                 ------------       -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (29,049,444)        2,976,719         (4,929,799)
                                                                 ------------       -----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          260,905           165,302            607,469
     Cost of insurance......................................         (309,572)         (342,699)           (71,043)
     Policyowners' surrenders...............................           (5,030)           (1,558)          (346,939)
     Net transfers from (to) Fixed Account..................           29,365          (634,155)           (11,714)
     Transfers between Investment Divisions.................       (2,203,748)        2,097,895         (2,480,354)
     Policyowners' death benefits...........................         (115,843)               --                 --
                                                                 ------------       -----------        -----------
       Net contributions and (withdrawals)..................       (2,343,923)        1,284,785         (2,302,581)
                                                                 ------------       -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            6,496            (1,005)                 5
                                                                 ------------       -----------        -----------
          Increase (decrease) in net assets.................      (31,386,871)        4,260,499         (7,232,375)
NET ASSETS:
     Beginning of year......................................       72,119,379        67,858,880         10,981,176
                                                                 ------------       -----------        -----------
     End of year............................................     $ 40,732,508       $72,119,379        $ 3,748,801
                                                                 ============       ===========        ===========


                                                                 MAINSTAY VP
                                                                   MID CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (36,119)
     Net realized gain (loss) on investments................         598,753
     Realized gain distribution received....................         675,569
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (10,892)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,227,311
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         780,295
     Cost of insurance......................................         (61,520)
     Policyowners' surrenders...............................            (709)
     Net transfers from (to) Fixed Account..................      (1,015,986)
     Transfers between Investment Divisions.................         209,560
     Policyowners' death benefits...........................          (8,686)
                                                                 -----------
       Net contributions and (withdrawals)..................         (97,046)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                 -----------
          Increase (decrease) in net assets.................       1,130,265
NET ASSETS:
     Beginning of year......................................       9,850,911
                                                                 -----------
     End of year............................................     $10,981,176
                                                                 ===========




                                                                                                     AIM V.I. GLOBAL
                                                                           MAINSTAY VP                 REAL ESTATE
                                                                             VALUE--                      FUND--
                                                                          INITIAL CLASS              SERIES I SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   4,450,234       $  2,428,244        $   78,667
     Net realized gain (loss) on investments................       (7,399,464)         1,069,667          (688,608)
     Realized gain distribution received....................       25,359,094         15,074,427           129,899
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (24,114,686)       (15,372,929)         (194,236)
                                                                -------------       ------------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (1,704,822)         3,199,409          (674,278)
                                                                -------------       ------------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................           12,717             10,945           247,225
     Cost of insurance......................................         (314,195)          (927,070)          (18,173)
     Policyowners' surrenders...............................           (8,173)            (1,533)           (2,972)
     Net transfers from (to) Fixed Account..................       (1,802,169)           821,111             8,182
     Transfers between Investment Divisions.................     (173,573,109)         1,357,045           (46,631)
     Policyowners' death benefits...........................         (217,018)                --            (4,550)
                                                                -------------       ------------        ----------
       Net contributions and (withdrawals)..................     (175,901,947)         1,260,498           183,081
                                                                -------------       ------------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            4,219             (1,875)                7
                                                                -------------       ------------        ----------
          Increase (decrease) in net assets.................     (177,602,550)         4,458,032          (491,190)
NET ASSETS:
     Beginning of year......................................      177,602,550        173,144,518         1,213,010
                                                                -------------       ------------        ----------
     End of year............................................    $          --       $177,602,550        $  721,820
                                                                =============       ============        ==========


                                                               AIM V.I. GLOBAL
                                                                 REAL ESTATE
                                                                    FUND--
                                                               SERIES I SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    62,347
     Net realized gain (loss) on investments................         495,436
     Realized gain distribution received....................         178,886
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (659,466)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          77,203
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          98,087
     Cost of insurance......................................         (20,599)
     Policyowners' surrenders...............................            (245)
     Net transfers from (to) Fixed Account..................      (5,196,955)
     Transfers between Investment Divisions.................         675,362
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (4,444,350)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               3
                                                                 -----------
          Increase (decrease) in net assets.................      (4,367,144)
NET ASSETS:
     Beginning of year......................................       5,580,154
                                                                 -----------
     End of year............................................     $ 1,213,010
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
             MID CAP VALUE--                 S&P 500 INDEX--                SMALL CAP GROWTH--        TOTAL RETURN--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    827,684    $   518,399     $  3,215,041    $  1,811,260    $   (15,477)     $  (15,432)    $   276,792
           (128,308)       124,517       (1,473,960)      1,331,816       (641,912)         57,558      (2,150,019)
          8,256,236      5,611,736               --              --        496,968         348,722       1,198,603

        (29,884,351)    (7,156,034)     (69,198,337)      3,169,157     (1,295,725)       (545,828)     (2,101,947)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

        (20,928,739)      (901,382)     (67,457,256)      6,312,233     (1,456,146)       (154,980)     (2,776,571)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

            106,431        114,472        1,354,651       1,524,060         25,025          51,504             194
           (300,534)      (344,165)      (3,959,847)     (3,500,689)       (27,513)        (20,495)       (145,669)
             (1,895)            --         (298,234)     (1,239,510)        (5,162)         (5,141)             --
              9,391        190,744          725,595      24,124,425          1,297        (480,239)     (3,852,310)
             66,922          4,200        7,636,735           1,631       (743,489)        534,466             515
           (163,055)            --       (1,872,092)       (391,492)            --              --              --
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
           (282,740)       (34,749)       3,586,808      20,518,425       (749,842)         80,095      (3,997,270)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------


              8,032            539           39,419         (10,557)            --              --           1,873
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
        (21,203,447)      (935,592)     (63,831,029)     26,820,101     (2,205,988)        (74,885)     (6,771,968)

         64,259,252     65,194,844      181,769,686     154,949,585      4,521,880       4,596,765      12,280,467
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
       $ 43,055,805    $64,259,252     $117,938,657    $181,769,686    $ 2,315,892      $4,521,880     $ 5,508,499
       ============    ===========     ============    ============    ===========      ==========     ===========


       MAINSTAY VP
      TOTAL RETURN--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   214,941
           164,949
           843,157
          (933,448)
       -----------

           289,599
       -----------

                --
          (146,691)
                --
         9,197,737
                --
                --
       -----------
         9,051,046
       -----------

              (682)
       -----------
         9,339,963
         2,940,504
       -----------
       $12,280,467
       ===========





                 AIM V.I.                     ALGER AMERICAN                  ALGER AMERICAN               ALGER AMERICAN
           INTERNATIONAL GROWTH            CAPITAL APPRECIATION              SMALLCAP GROWTH                SMALLCAP AND
                  FUND--                       PORTFOLIO--                     PORTFOLIO--                MIDCAP GROWTH--
             SERIES I SHARES                  CLASS O SHARES                  CLASS O SHARES               CLASS O SHARES
     ------------------------------- ------------------------------- -------------------------------      ---------------
           2008            2007            2008            2007            2008            2007               2008(F)
     --------------------------------------------------------------------------------------------------------------------------



       $     5,946      $    3,637       $   (173)      $    (394)     $    (7,875)     $  (10,878)           $   (14)
          (356,820)          7,524         (1,174)         33,487         (217,586)        365,860                (71)
            65,684              --             --              --           23,510              --                 --

        (2,028,841)         70,343        (21,024)         (6,110)        (848,188)         47,289             (2,161)
       -----------      ----------       --------       ---------      -----------      ----------            -------

        (2,314,031)         81,504        (22,371)         26,983       (1,050,139)        402,271             (2,246)
       -----------      ----------       --------       ---------      -----------      ----------            -------

         1,017,188         163,678             --              --              383         336,208              5,249
           (63,725)        (12,760)          (603)           (897)         (21,788)        (26,613)              (218)
           (10,066)           (396)            --              --          (45,223)           (592)                --
            65,981         675,559             --        (119,108)             409        (436,805)             1,259
           127,610       3,614,590        (14,782)             --         (363,247)         39,720              1,612
            (9,457)             --             --              --               --          (5,155)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
         1,127,531       4,440,671        (15,385)       (120,005)        (429,466)        (93,237)             7,902
       -----------      ----------       --------       ---------      -----------      ----------            -------


                --              --             --              --                7              (6)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
        (1,186,500)      4,522,175        (37,756)        (93,022)      (1,479,598)        309,028              5,656

         4,552,004          29,829         50,514         143,536        2,283,211       1,974,183                 --
       -----------      ----------       --------       ---------      -----------      ----------            -------
       $ 3,365,504      $4,552,004       $ 12,758       $  50,514      $   803,613      $2,283,211            $ 5,656
       ===========      ==========       ========       =========      ===========      ==========            =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                      ALLIANCEBERN-
                                                                                                          STEIN
                                                                                                      VPS SMALL/MID
                                                                        ALLIANCEBERNSTEIN                  CAP
                                                                        VPS INTERNATIONAL                 VALUE
                                                                        VALUE PORTFOLIO--              PORTFOLIO--
                                                                         CLASS A SHARES               CLASS A SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(D)            2008(G)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    3,000          $ (1,124)          $    150
     Net realized gain (loss) on investments................        (744,675)             (734)              (644)
     Realized gain distribution received....................          39,751                --              7,643
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (235,620)            4,294            (54,722)
                                                                  ----------          --------           --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (937,544)            2,436            (47,573)
                                                                  ----------          --------           --------
  Contributions and (withdrawals):
     Payments received from policyowners....................         221,127            52,338             25,862
     Cost of insurance......................................         (16,680)           (4,131)            (2,865)
     Policyowners' surrenders...............................          (4,176)             (392)                --
     Net transfers from (to) Fixed Account..................          55,297            89,742             46,803
     Transfers between Investment Divisions.................         831,316           523,587             92,187
     Policyowners' death benefits...........................          (9,085)               --                 --
                                                                  ----------          --------           --------
       Net contributions and (withdrawals)..................       1,077,799           661,144            161,987
                                                                  ----------          --------           --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                --                 --
                                                                  ----------          --------           --------
          Increase (decrease) in net assets.................         140,255           663,580            114,414
NET ASSETS:
     Beginning of year......................................         663,580                --                 --
                                                                  ----------          --------           --------
     End of year............................................      $  803,835          $663,580           $114,414
                                                                  ==========          ========           ========


                                                                ALLIANCEBERN-
                                                                    STEIN
                                                                VPS SMALL/MID
                                                                     CAP
                                                                    VALUE
                                                                 PORTFOLIO--
                                                                CLASS A SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




                                                                         AMERICAN FUNDS               AMERICAN FUNDS
                                                                          GROWTH-INCOME               INTERNATIONAL
                                                                             FUND--                       FUND--
                                                                         CLASS 2 SHARES               CLASS 2 SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(B)              2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    811           $   392          $   101,979
     Net realized gain (loss) on investments................           (891)               (7)            (959,098)
     Realized gain distribution received....................          2,203               530              804,496
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (23,648)           (1,894)          (2,283,076)
                                                                   --------           -------          -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (21,525)             (979)          (2,335,699)
                                                                   --------           -------          -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         17,865             3,754              724,500
     Cost of insurance......................................         (1,013)             (297)             (47,373)
     Policyowners' surrenders...............................             --                --             (244,429)
     Net transfers from (to) Fixed Account..................         18,641             3,102              323,549
     Transfers between Investment Divisions.................            795            27,190            4,006,829
     Policyowners' death benefits...........................             --                --                   --
                                                                   --------           -------          -----------
       Net contributions and (withdrawals)..................         36,288            33,749            4,763,076
                                                                   --------           -------          -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --                   --
                                                                   --------           -------          -----------
          Increase (decrease) in net assets.................         14,763            32,770            2,427,377
NET ASSETS:
     Beginning of year......................................         32,770                --            1,647,484
                                                                   --------           -------          -----------
     End of year............................................       $ 47,533           $32,770          $ 4,074,861
                                                                   ========           =======          ===========


                                                                AMERICAN FUNDS
                                                                INTERNATIONAL
                                                                    FUND--
                                                                CLASS 2 SHARES
                                                               ---------------
                                                                   2007(A)
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   19,105
     Net realized gain (loss) on investments................           3,813
     Realized gain distribution received....................          81,339
     Change in unrealized appreciation (depreciation) on
       investments..........................................          30,747
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         135,004
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          27,129
     Cost of insurance......................................          (5,813)
     Policyowners' surrenders...............................          (7,963)
     Net transfers from (to) Fixed Account..................       1,447,843
     Transfers between Investment Divisions.................          51,291
     Policyowners' death benefits...........................              --
                                                                  ----------
       Net contributions and (withdrawals)..................       1,512,487
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (7)
                                                                  ----------
          Increase (decrease) in net assets.................       1,647,484
NET ASSETS:
     Beginning of year......................................              --
                                                                  ----------
     End of year............................................      $1,647,484
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                 AMERICAN                     AMERICAN FUNDS                  AMERICAN FUNDS
              CENTURY(R) VP                  ASSET ALLOCATION                  GLOBAL SMALL           AMERICAN FUNDS
                 VALUE--                          FUND--                     CAPITALIZATION--         GROWTH FUND--
                 CLASS II                     CLASS 2 SHARES                  CLASS 2 SHARES          CLASS 2 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008          2007(A)           2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



        $   21,520      $   12,673      $   7,336        $  3,055       $  (2,465)       $ 10,665       $    8,317
          (452,695)         11,068        (82,190)             82        (375,577)            650         (109,186)
           147,568          97,559         12,662           5,424          86,223          32,110          138,011

           (85,544)       (202,705)       (46,981)            351        (135,075)         38,429         (846,786)
        ----------      ----------      ---------        --------       ---------        --------       ----------

          (369,151)        (81,405)      (109,173)          8,912        (426,894)         81,854         (809,644)
        ----------      ----------      ---------        --------       ---------        --------       ----------

           131,840         181,755         32,652          19,589          78,025          47,708          252,430
           (18,566)        (14,432)        (3,433)         (1,456)         (8,170)         (3,473)         (17,115)
          (169,539)         (2,935)        (1,393)             --         (12,452)           (876)         (25,687)
             4,487         546,811        153,989         151,119         101,800         345,854          102,908
          (299,968)         57,814       (123,156)             --         (37,205)             --          341,523
                --          (1,833)            --              --              --              --               --
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (351,746)        767,180         58,659         169,252         121,998         389,213          654,059
        ----------      ----------      ---------        --------       ---------        --------       ----------


                40              13             --              --               5              --               14
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (720,857)        685,788        (50,514)        178,164        (304,891)        471,067         (155,571)

         1,261,757         575,969        178,164              --         471,067              --        1,333,944
        ----------      ----------      ---------        --------       ---------        --------       ----------
        $  540,900      $1,261,757      $ 127,650        $178,164       $ 166,176        $471,067       $1,178,373
        ==========      ==========      =========        ========       =========        ========       ==========



      AMERICAN FUNDS
      GROWTH FUND--
      CLASS 2 SHARES
     ---------------
           2007
     ---------------

        $    7,183
           (20,794)
            81,469
           (51,868)
        ----------

            15,990
        ----------

            25,331
            (3,388)
              (577)
           910,672
           380,726
                --
        ----------
         1,312,764
        ----------

                --
        ----------
         1,328,754
             5,190
        ----------
        $1,333,944
        ==========





                                                                                                        DREYFUS IP
                                                                        DELAWARE VIP INTERNATIONAL      TECHNOLOGY
               CVS CALVERT                        DAVIS                   VALUE EQUITY SERIES--          GROWTH--
             SOCIAL BALANCED                 VALUE PORTFOLIO                  STANDARD CLASS          INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



         $   285         $   304        $    8,061      $   16,887      $   6,060       $   6,034       $  (2,619)
             (48)            326          (415,956)         44,442       (352,464)         (1,736)         (4,565)
             195             874            36,817          75,773         27,988         136,377              --

          (5,295)         (1,059)         (541,231)        (75,021)       122,792        (122,761)       (302,140)
         -------         -------        ----------      ----------      ---------       ---------       ---------

          (4,863)            445          (912,309)         62,081       (195,624)         17,914        (309,324)
         -------         -------        ----------      ----------      ---------       ---------       ---------

              --              --           762,388         824,494         51,399          44,867         141,480
            (246)           (279)          (26,144)        (16,490)        (4,403)         (2,884)         (9,411)
              --          (6,753)             (879)             --         (1,422)             --              --
              --              --            30,099         608,985            140         342,843          14,718
              --              --          (716,528)         (3,577)      (252,435)             --          22,240
              --              --                --              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
            (246)         (7,032)           48,936       1,413,412       (206,721)        384,826         169,027
         -------         -------        ----------      ----------      ---------       ---------       ---------


              --              --                 2              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
          (5,109)         (6,587)         (863,371)      1,475,493       (402,345)        402,740        (140,297)

          15,546          22,133         1,933,567         458,074        402,740              --         671,133
         -------         -------        ----------      ----------      ---------       ---------       ---------
         $10,437         $15,546        $1,070,196      $1,933,567      $     395       $ 402,740       $ 530,836
         =======         =======        ==========      ==========      =========       =========       =========



        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

         $ (2,291)
           12,279
               --
           60,148
         --------

           70,136
         --------

          143,642
           (7,033)
             (851)
          113,196
            4,599
          (28,846)
         --------
          224,707
         --------

               --
         --------
          294,843
          376,290
         --------
         $671,133
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                                                       DREYFUS VIF
                                                                           DREYFUS VIF                   EMERGING
                                                                      DEVELOPING LEADERS--              LEADERS--
                                                                         INITIAL SHARES               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    70            $     59             $--
     Net realized gain (loss) on investments................          (435)                793              --
     Realized gain distribution received....................           854               2,856              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (7,381)             (5,994)             --
                                                                   -------            --------             ---
       Net increase (decrease) in net assets resulting from
          operations........................................        (6,892)             (2,286)             --
                                                                   -------            --------             ---
  Contributions and (withdrawals):
     Payments received from policyowners....................            --                  --              --
     Cost of insurance......................................          (424)               (509)             --
     Policyowners' surrenders...............................          (406)               (901)             --
     Net transfers from (to) Fixed Account..................            --             (11,961)             --
     Transfers between Investment Divisions.................           (61)                 --              --
     Policyowners' death benefits...........................            --                  --              --
                                                                   -------            --------             ---
       Net contributions and (withdrawals)..................          (891)            (13,371)             --
                                                                   -------            --------             ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                  --              --
                                                                   -------            --------             ---
          Increase (decrease) in net assets.................        (7,783)            (15,657)             --
NET ASSETS:
     Beginning of year......................................        18,873              34,530              --
                                                                   -------            --------             ---
     End of year............................................       $11,090            $ 18,873             $--
                                                                   =======            ========             ===



                                                                 DREYFUS VIF
                                                                   EMERGING
                                                                  LEADERS--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    (189)
     Net realized gain (loss) on investments................          5,151
     Realized gain distribution received....................            169
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (2,357)
                                                                  ---------
       Net increase (decrease) in net assets resulting from
          operations........................................          2,774
                                                                  ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................          4,649
     Cost of insurance......................................           (963)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        124,016
     Transfers between Investment Divisions.................       (148,916)
     Policyowners' death benefits...........................             --
                                                                  ---------
       Net contributions and (withdrawals)..................        (21,214)
                                                                  ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                  ---------
          Increase (decrease) in net assets.................        (18,440)
NET ASSETS:
     Beginning of year......................................         18,440
                                                                  ---------
     End of year............................................      $      --
                                                                  =========





                                                                                                     FIDELITY(R) VIP
                                                                         FIDELITY(R) VIP               FREEDOM 2010
                                                                         EQUITY-INCOME--               PORTFOLIO--
                                                                          INITIAL CLASS               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   149,540        $   135,589         $   33,187
     Net realized gain (loss) on investments................        (909,046)           225,825            (17,140)
     Realized gain distribution received....................           7,831            773,547             39,507
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,026,008)        (1,012,516)          (353,779)
                                                                 -----------        -----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (3,777,683)           122,445           (298,225)
                                                                 -----------        -----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         994,228          1,059,820            354,375
     Cost of insurance......................................        (100,074)           (80,638)           (21,458)
     Policyowners' surrenders...............................        (125,435)            (7,433)           (40,706)
     Net transfers from (to) Fixed Account..................            (399)          (917,669)            34,425
     Transfers between Investment Divisions.................      (1,673,923)           758,303            649,823
     Policyowners' death benefits...........................          (8,697)                --                 --
                                                                 -----------        -----------         ----------
       Net contributions and (withdrawals)..................        (914,300)           812,383            976,459
                                                                 -----------        -----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               9                 (1)                --
                                                                 -----------        -----------         ----------
          Increase (decrease) in net assets.................      (4,691,974)           934,827            678,234
NET ASSETS:
     Beginning of year......................................       9,269,240          8,334,413            370,904
                                                                 -----------        -----------         ----------
     End of year............................................     $ 4,577,266        $ 9,269,240         $1,049,138
                                                                 ===========        ===========         ==========



                                                               FIDELITY(R) VIP
                                                                 FREEDOM 2010
                                                                 PORTFOLIO--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  7,383
     Net realized gain (loss) on investments................         11,216
     Realized gain distribution received....................          8,829
     Change in unrealized appreciation (depreciation) on
       investments..........................................            941
                                                                   --------
       Net increase (decrease) in net assets resulting
          from operations...................................         28,369
                                                                   --------
  Contributions and (withdrawals):
     Payments received from policyowners....................        250,871
     Cost of insurance......................................         (6,872)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        (79,909)
     Transfers between Investment Divisions.................         (1,078)
     Policyowners' death benefits...........................             --
                                                                   --------
       Net contributions and (withdrawals)..................        163,012
                                                                   --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                   --------
          Increase (decrease) in net assets.................        191,381
NET ASSETS:
     Beginning of year......................................        179,523
                                                                   --------
     End of year............................................       $370,904
                                                                   ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                DWS DREMAN                      DWS GLOBAL                         DWS               FIDELITY(R) VIP
        SMALL MID CAP VALUE VIP--          OPPORTUNITIES VIP--            SMALL CAP INDEX VIP--      CONTRAFUND(R)--
              CLASS A SHARES                  CLASS A SHARES                  CLASS A SHARES          INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008          2007(C)         2008(H)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   12,381      $     (128)      $   (31)          $--         $   174,232     $     91,420    $    171,101
           (29,821)           (231)          (53)           --          (3,000,341)       1,041,787      (2,228,900)
           419,299              --            --            --           1,510,836        1,229,389         505,426

          (816,306)         (2,356)       (5,778)           --          (3,638,305)      (2,657,066)    (11,372,771)
        ----------      ----------       -------           ---         -----------     ------------    ------------

          (414,447)         (2,715)       (5,862)           --          (4,953,578)        (294,470)    (12,925,144)
        ----------      ----------       -------           ---         -----------     ------------    ------------

             8,553           3,792         4,684            --           1,048,112          970,990       3,034,219
           (23,892)           (463)          (98)           --            (131,623)        (119,554)       (412,678)
                --              --            --            --                  --           (6,665)       (770,013)
             5,123          95,778            --            --              37,141      (10,293,148)        453,987
            66,223       1,123,517        12,398            --            (833,680)        (917,014)      7,065,438
                --              --            --            --              (9,792)         (49,641)        (37,960)
        ----------      ----------       -------           ---         -----------     ------------    ------------
            56,007       1,222,624        16,984            --             110,158      (10,415,032)      9,332,993
        ----------      ----------       -------           ---         -----------     ------------    ------------


                --              --            --            --                  14                2             336
        ----------      ----------       -------           ---         -----------     ------------    ------------
          (358,440)      1,219,909        11,122            --          (4,843,406)     (10,709,500)     (3,591,815)

         1,219,909              --            --            --          14,372,625       25,082,125      21,494,271
        ----------      ----------       -------           ---         -----------     ------------    ------------
        $  861,469      $1,219,909       $11,122           $--         $ 9,529,219     $ 14,372,625    $ 17,902,456
        ==========      ==========       =======           ===         ===========     ============    ============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   121,452
           335,052
         5,071,408
        (2,838,489)
       -----------

         2,689,423
       -----------

         2,661,642
          (222,495)
           (54,957)
           748,550
         2,302,045
           (17,054)
       -----------
         5,417,731
       -----------

              (215)
       -----------
         8,106,939
        13,387,332
       -----------
       $21,494,271
       ===========





             FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP         FIDELITY(R) VIP
         FREEDOM 2020 PORTFOLIO--        FREEDOM 2030 PORTFOLIO--                GROWTH--              INDEX 500--
              INITIAL SHARES                  INITIAL SHARES                  INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    95,744       $ 17,657       $   52,363      $  10,162      $     8,898      $   11,890     $    597,803
           (40,961)         5,363          (10,890)        40,108            3,779          69,510          (55,990)
           138,978         23,222          123,291         24,125               --           3,323          319,440

        (1,321,259)       (14,354)        (955,956)        (9,868)      (1,818,112)        667,164      (15,146,216)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

        (1,127,498)        31,888         (791,192)        64,527       (1,805,435)        751,887      (14,284,963)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

           507,161        177,722          350,931         70,764          285,658         570,414        6,690,854
           (61,049)       (10,437)         (41,844)       (14,197)         (28,956)        (24,531)        (600,893)
           (30,109)          (481)         (20,929)        (3,557)         (13,013)         (3,353)        (143,789)
           205,927        247,536          200,742        540,151           18,820         132,677          313,555
         2,694,643        325,753        1,531,006       (244,501)        (743,952)             --         (274,225)
                --             --               --             --          (13,067)             --         (271,783)
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         3,316,573        740,093        2,019,906        348,660         (494,510)        675,207        5,713,719
       -----------       --------       ----------      ---------      -----------      ----------     ------------


                 2             (1)              --             --               25             (11)              45
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         2,189,077        771,980        1,228,714        413,187       (2,299,920)      1,427,083       (8,571,199)

           949,022        177,042          643,537        230,350        4,066,155       2,639,072       33,239,717
       -----------       --------       ----------      ---------      -----------      ----------     ------------
       $ 3,138,099       $949,022       $1,872,251      $ 643,537      $ 1,766,235      $4,066,155     $ 24,668,518
       ===========       ========       ==========      =========      ===========      ==========     ============


     FIDELITY(R) VIP
       INDEX 500--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $ 1,003,934
         1,779,757
                --
        (1,282,767)
       -----------

         1,500,924
       -----------

         6,888,647
          (497,038)
           (33,436)
        (3,086,650)
           251,968
           (39,749)
       -----------
         3,483,742
       -----------

               (34)
       -----------
         4,984,632
        28,255,085
       -----------
       $33,239,717
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                     INVESTMENT GRADE BOND--            MID-CAP--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  244,648         $  187,781        $      7,797
     Net realized gain (loss) on investments................         (59,076)           (37,228)         (1,403,939)
     Realized gain distribution received....................           5,278                 --           3,254,283
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (443,152)            69,653         (11,392,134)
                                                                  ----------         ----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        (252,302)           220,206          (9,533,993)
                                                                  ----------         ----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,356,396          1,456,749           2,900,917
     Cost of insurance......................................        (161,399)          (107,981)           (379,578)
     Policyowners' surrenders...............................        (292,116)           (74,698)           (705,698)
     Net transfers from (to) Fixed Account..................          92,544            471,564             207,948
     Transfers between Investment Divisions.................        (258,850)           455,539          (1,443,399)
     Policyowners' death benefits...........................         (27,397)                --             (23,093)
                                                                  ----------         ----------        ------------
       Net contributions and (withdrawals)..................         709,178          2,201,173             557,097
                                                                  ----------         ----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (6)               (36)                112
                                                                  ----------         ----------        ------------
          Increase (decrease) in net assets.................         456,870          2,421,343          (8,976,784)
NET ASSETS:
     Beginning of year......................................       6,517,535          4,096,192          23,353,007
                                                                  ----------         ----------        ------------
     End of year............................................      $6,974,405         $6,517,535        $ 14,376,223
                                                                  ==========         ==========        ============



                                                               FIDELITY(R) VIP
                                                                  MID-CAP--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   101,933
     Net realized gain (loss) on investments................         800,535
     Realized gain distribution received....................       1,777,300
     Change in unrealized appreciation (depreciation) on
       investments..........................................         306,951
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,986,719
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       3,276,673
     Cost of insurance......................................        (324,935)
     Policyowners' surrenders...............................        (242,736)
     Net transfers from (to) Fixed Account..................         398,908
     Transfers between Investment Divisions.................      (1,125,222)
     Policyowners' death benefits...........................         (54,252)
                                                                 -----------
       Net contributions and (withdrawals)..................       1,928,436
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (105)
                                                                 -----------
          Increase (decrease) in net assets.................       4,915,050
NET ASSETS:
     Beginning of year......................................      18,437,957
                                                                 -----------
     End of year............................................     $23,353,007
                                                                 ===========





                                                                                                       JANUS ASPEN
                                                                                                      SERIES MID CAP
                                                                           JANUS ASPEN                   GROWTH--
                                                                         SERIES FORTY--               INSTITUTIONAL
                                                                      INSTITUTIONAL SHARES                SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,471)        $   (1,161)       $   (13,607)
     Net realized gain (loss) on investments................         184,333             85,425             27,814
     Realized gain distribution received....................              --                 --            450,133
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,287,212)         1,684,401         (4,724,329)
                                                                 -----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,123,350)         1,768,665         (4,259,989)
                                                                 -----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,072,031          1,199,484          1,190,865
     Cost of insurance......................................         (75,578)           (45,386)          (100,232)
     Policyowners' surrenders...............................        (113,861)                --           (105,342)
     Net transfers from (to) Fixed Account..................         263,891            555,130              9,332
     Transfers between Investment Divisions.................         726,315            (33,848)         1,023,095
     Policyowners' death benefits...........................              --                 --                 --
                                                                 -----------         ----------        -----------
       Net contributions and (withdrawals)..................       1,872,798          1,675,380          2,017,718
                                                                 -----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                 --                 --
                                                                 -----------         ----------        -----------
          Increase (decrease) in net assets.................      (2,250,552)         3,444,045         (2,242,271)
NET ASSETS:
     Beginning of year......................................       7,520,627          4,076,582          7,997,672
                                                                 -----------         ----------        -----------
     End of year............................................     $ 5,270,075         $7,520,627        $ 5,755,401
                                                                 ===========         ==========        ===========



                                                                 JANUS ASPEN
                                                                SERIES MID CAP
                                                                   GROWTH--
                                                                INSTITUTIONAL
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  (14,549)
     Net realized gain (loss) on investments................         421,233
     Realized gain distribution received....................          35,244
     Change in unrealized appreciation (depreciation) on
       investments..........................................         796,882
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,238,810
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,062,714
     Cost of insurance......................................         (68,279)
     Policyowners' surrenders...............................            (778)
     Net transfers from (to) Fixed Account..................          69,721
     Transfers between Investment Divisions.................         508,614
     Policyowners' death benefits...........................          (4,353)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,567,639
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                  ----------
          Increase (decrease) in net assets.................       2,806,449
NET ASSETS:
     Beginning of year......................................       5,191,223
                                                                  ----------
     End of year............................................      $7,997,672
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                       JANUS ASPEN
                                                                                                          SERIES
             FIDELITY(R) VIP              FIDELITY(R) VIP VALUE           FIDELITY(R) VIP VALUE         BALANCED--
                OVERSEAS--                      LEADERS--                      STRATEGIES--           INSTITUTIONAL
              INITIAL CLASS                   INITIAL CLASS                  SERVICE CLASS 2              SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007          2008(L)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   262,527     $   391,236         $  9            $--          $     288        $    761      $   383,867
        (1,031,275)      1,413,895           (2)            --            (50,122)           (217)         112,278
         1,369,790         947,800           --             --             67,478          30,612        1,141,413

        (7,415,254)       (370,320)         (10)            --           (223,901)        (18,929)      (4,456,582)
       -----------     -----------         ----            ---          ---------        --------      -----------

        (6,814,212)      2,382,611           (3)            --           (206,257)         12,227       (2,819,024)
       -----------     -----------         ----            ---          ---------        --------      -----------

         1,782,984       2,599,856           --             --             51,982          67,634          820,504
          (226,629)       (196,993)         (12)            --             (7,744)         (5,997)        (464,510)
          (437,075)         (6,134)          --             --            (57,445)        (10,810)         (35,479)
            54,329      (2,538,698)         367             --             (1,876)         42,911          144,064
           128,235      (2,626,299)          --             --            (23,837)         71,187          199,704
            (5,971)             --           --             --                 --              --          (12,741)
       -----------     -----------         ----            ---          ---------        --------      -----------
         1,295,873      (2,768,268)         355             --            (38,920)        164,925          651,542
       -----------     -----------         ----            ---          ---------        --------      -----------



                28              --           --             --                 --              --            1,177
       -----------     -----------         ----            ---          ---------        --------      -----------
        (5,518,311)       (385,657)         352             --           (245,177)        177,152       (2,166,305)

        13,656,464      14,042,121           --             --            432,087         254,935       16,887,416
       -----------     -----------         ----            ---          ---------        --------      -----------
       $ 8,138,153     $13,656,464         $352            $--          $ 186,910        $432,087      $14,721,111
       ===========     ===========         ====            ===          =========        ========      ===========


       JANUS ASPEN
          SERIES
        BALANCED--
      INSTITUTIONAL
          SHARES
     ---------------
           2007
     ---------------

       $   310,705
            68,635
                --
         1,030,773
       -----------

         1,410,113
       -----------

           985,153
          (389,725)
           (29,244)
           547,944
         1,256,905
           (22,535)
       -----------
         2,348,498
       -----------


            (1,671)
       -----------
         3,756,940
        13,130,476
       -----------
       $16,887,416
       ===========




                                                                                                        LVIP BARON
                                                                                                          GROWTH
                                                                               LORD ABBETT            OPPORTUNITIES
               JANUS ASPEN                  LAZARD RETIREMENT                 SERIES FUND--               FUND--
        SERIES WORLDWIDE GROWTH--          INTERNATIONAL EQUITY               MID-CAP VALUE           SERVICE CLASS
           INSTITUTIONAL SHARES                 PORTFOLIO                       PORTFOLIO                 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $    6,566      $    2,726     $    17,576      $   66,469     $    52,429     $     7,537     $    (9,141)
           (36,291)         20,004        (807,573)         (6,186)     (2,241,776)        345,950        (223,363)
                --              --          11,177         512,480         292,200       1,814,743         128,133

          (453,184)         58,831        (661,009)       (293,853)     (1,341,293)     (2,301,048)     (1,014,610)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

          (482,909)         81,561      (1,439,829)        278,910      (3,238,440)       (132,818)     (1,118,981)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

            56,288          72,113         552,547         506,230       1,766,353       2,876,661         350,229
           (26,093)        (25,550)        (72,711)        (47,112)       (143,054)       (218,408)        (28,658)
           (22,248)        (26,348)         (3,754)         (7,047)       (488,290)        (42,905)        (24,821)
               546          12,297          19,987          67,677         291,932      (1,349,274)           (658)
           (43,671)         56,779        (408,357)         (3,317)     (6,925,189)        362,074         (25,618)
                --              --          (6,108)             --         (22,314)           (204)             --
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
           (35,178)         89,291          81,604         516,431      (5,520,562)      1,627,944         270,474
        ----------      ----------     -----------      ----------     -----------     -----------     -----------


                74             (49)              7              (3)             29              (1)             19
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
          (518,013)        170,803      (1,358,218)        795,338      (8,758,973)      1,495,125        (848,488)

         1,045,841         875,038       3,086,388       2,291,050      13,567,467      12,072,342       2,829,165
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
        $  527,828      $1,045,841     $ 1,728,170      $3,086,388     $ 4,808,494     $13,567,467     $ 1,980,677
        ==========      ==========     ===========      ==========     ===========     ===========     ===========


        LVIP BARON
          GROWTH
      OPPORTUNITIES
          FUND--
      SERVICE CLASS
          SHARES
     ---------------
           2007
     ---------------

        $   (6,007)
            12,671
           154,836
          (175,271)
        ----------

           (13,771)
        ----------

           785,770
           (19,565)
              (289)
         1,053,258
           164,181
                --
        ----------
         1,983,355
        ----------

                --
        ----------
         1,969,584
           859,581
        ----------
        $2,829,165
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          MFS(R)
                                                                             MFS(R)                   NEW DISCOVERY
                                                                    INVESTORS TRUST SERIES--             SERIES--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  1,059           $  1,161           $   (33)
     Net realized gain (loss) on investments................          1,135              1,580               (61)
     Realized gain distribution received....................         12,464              1,695             1,453
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (83,554)            14,901            (4,727)
                                                                   --------           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................        (68,896)            19,337            (3,368)
                                                                   --------           --------           -------
  Contributions and (withdrawals):
     Payments received from policyowners....................             --                 --                --
     Cost of insurance......................................         (3,500)            (3,668)             (218)
     Policyowners' surrenders...............................             --                 --                --
     Net transfers from (to) Fixed Account..................             --                 --                --
     Transfers between Investment Divisions.................             --                 --                --
     Policyowners' death benefits...........................             --                 --                --
                                                                   --------           --------           -------
       Net contributions and (withdrawals)..................         (3,500)            (3,668)             (218)
                                                                   --------           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             24                (11)               --
                                                                   --------           --------           -------
          Increase (decrease) in net assets.................        (72,372)            15,658            (3,586)
NET ASSETS:
     Beginning of year......................................        209,704            194,046             8,660
                                                                   --------           --------           -------
     End of year............................................       $137,332           $209,704           $ 5,074
                                                                   ========           ========           =======


                                                                    MFS(R)
                                                                NEW DISCOVERY
                                                                   SERIES--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (45)
     Net realized gain (loss) on investments................         1,100
     Realized gain distribution received....................         1,075
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,382)
                                                                   -------
       Net increase (decrease) in net assets resulting from
          operations........................................           748
                                                                   -------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --
     Cost of insurance......................................          (178)
     Policyowners' surrenders...............................          (177)
     Net transfers from (to) Fixed Account..................        (6,825)
     Transfers between Investment Divisions.................            --
     Policyowners' death benefits...........................            --
                                                                   -------
       Net contributions and (withdrawals)..................        (7,180)
                                                                   -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --
                                                                   -------
          Increase (decrease) in net assets.................        (6,432)
NET ASSETS:
     Beginning of year......................................        15,092
                                                                   -------
     End of year............................................       $ 8,660
                                                                   =======




                                                                                                       OPPENHEIMER
                                                                                                         CAPITAL
                                                                                                       APPRECIATION
                                                                        NEUBERGER BERMAN                 FUND/VA
                                                                          AMT PARTNERS                 NON-SERVICE
                                                                       PORTFOLIO--CLASS I                 SHARES
                                                               ----------------------------------    ---------------
                                                                   2008(F)              2007             2008(J)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $     930             $--               $   (1)
     Net realized gain (loss) on investments................        (26,591)             --                   (3)
     Realized gain distribution received....................         53,081              --                   --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (217,672)             --                 (482)
                                                                  ---------             ---               ------
       Net increase (decrease) in net assets resulting from
          operations........................................       (190,252)             --                 (486)
                                                                  ---------             ---               ------
  Contributions and (withdrawals):
     Payments received from policyowners....................         69,852              --                   90
     Cost of insurance......................................         (3,780)             --                   (6)
     Policyowners' surrenders...............................             --              --                   --
     Net transfers from (to) Fixed Account..................         32,886              --                1,461
     Transfers between Investment Divisions.................        379,436              --                   --
     Policyowners' death benefits...........................             --              --                   --
                                                                  ---------             ---               ------
       Net contributions and (withdrawals)..................        478,394              --                1,545
                                                                  ---------             ---               ------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --              --                   --
                                                                  ---------             ---               ------
          Increase (decrease) in net assets.................        288,142              --                1,059
NET ASSETS:
     Beginning of year......................................             --              --                   --
                                                                  ---------             ---               ------
     End of year............................................      $ 288,142             $--               $1,059
                                                                  =========             ===               ======


                                                                 OPPENHEIMER
                                                                   CAPITAL
                                                                 APPRECIATION
                                                                   FUND/VA
                                                                 NON-SERVICE
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                      MORGAN STANLEY
                                                                                                           UIF
                  MFS(R)                    MORGAN STANLEY UIF              MORGAN STANLEY UIF          U.S. REAL
            UTILITIES SERIES--           EMERGING MARKETS DEBT--        EMERGING MARKETS EQUITY--        ESTATE--
              INITIAL CLASS                      CLASS I                         CLASS I                 CLASS I
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   14,524      $    4,637      $  84,391        $ 39,221      $   (29,350)     $   (2,447)    $   446,503
          (118,969)         33,446        (68,739)         (1,708)         (62,731)        252,226      (6,516,515)
           219,500          65,558         51,440          17,667        1,933,522         579,373       5,508,663

          (868,210)        130,901       (264,705)        (21,423)      (6,683,200)      1,112,724      (4,474,497)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

          (753,155)        234,542       (197,613)         33,757       (4,841,759)      1,941,876      (5,035,846)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

           383,178         306,964        397,135         313,235        1,294,429       1,299,856       1,167,585
           (35,744)        (19,706)       (19,480)        (10,158)         (84,980)        (62,009)       (107,965)
           (21,397)        (16,673)       (17,594)         (4,784)        (596,476)         (7,837)        (85,384)
            25,725           7,464          8,689          83,218           39,471       1,032,782          30,521
           161,529         152,490         94,244           8,667         (296,666)        920,478         198,843
                --            (171)            --              --               --            (597)        (87,884)
        ----------      ----------      ---------        --------      -----------      ----------     -----------
           513,291         430,368        462,994         390,178          355,778       3,182,673       1,115,716
        ----------      ----------      ---------        --------      -----------      ----------     -----------


                10              (8)             2              (4)              94             (99)             29
        ----------      ----------      ---------        --------      -----------      ----------     -----------
          (239,854)        664,902        265,383         423,931       (4,485,887)      5,124,450      (3,920,101)

         1,285,607         620,705        732,614         308,683        8,610,512       3,486,062      11,865,497
        ----------      ----------      ---------        --------      -----------      ----------     -----------
        $1,045,753      $1,285,607      $ 997,997        $732,614      $ 4,124,625      $8,610,512     $ 7,945,396
        ==========      ==========      =========        ========      ===========      ==========     ===========


      MORGAN STANLEY
           UIF
        U.S. REAL
         ESTATE--
         CLASS I
     ---------------
           2007
     ---------------

       $    79,613
           599,813
           939,199
        (3,980,199)
       -----------

        (2,361,574)
       -----------

         1,436,173
           (65,582)
            (7,768)
         6,361,776
           895,678
            (9,810)
       -----------
         8,610,467
       -----------

                40
       -----------
         6,248,933
         5,616,564
       -----------
       $11,865,497
       ===========




                                                  PIMCO                           PIMCO                   PIMCO
               OPPENHEIMER                    LOW DURATION--                  REAL RETURN--           TOTAL RETURN--
            CORE BOND FUND/VA                 ADMINISTRATIVE                  ADMINISTRATIVE          ADMINISTRATIVE
            NON-SERVICE SHARES                 CLASS SHARES                    CLASS SHARES            CLASS SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
         2008(K)           2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



             $   (1)       $--          $   30,923       $ 15,098       $  178,113      $  155,381     $ 1,122,464
                 (1)        --               4,343            388           (4,662)        (77,247)        277,316
                 --         --              19,005             --            8,637          11,107         553,511

               (354)        --             (66,892)        10,318         (688,624)        315,800        (827,010)
      -------------        ---          ----------       --------       ----------      ----------     -----------

               (356)        --             (12,621)        25,804         (506,536)        405,041       1,126,281
      -------------        ---          ----------       --------       ----------      ----------     -----------

                 --         --             289,340        117,390        1,063,144       1,888,903       4,861,471
                 (4)        --             (17,895)        (6,775)         (69,953)        (37,607)       (505,003)
                 --         --                (876)        (5,476)        (242,015)         (1,542)       (239,199)
              1,391         --             407,017          3,995           83,368         (77,673)        220,826
                 --         --             237,723         16,089          401,468         (10,890)        (26,519)
                 --         --                  --             --               --              --         (15,986)
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,387         --             915,309        125,223        1,236,012       1,761,191       4,295,590
      -------------        ---          ----------       --------       ----------      ----------     -----------


                 --         --                  --             --               (2)             (4)             --
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,031         --             902,688        151,027          729,474       2,166,228       5,421,871

                 --         --             415,523        264,496        4,878,359       2,712,131      24,412,513
      -------------        ---          ----------       --------       ----------      ----------     -----------
      $       1,031        $--          $1,318,211       $415,523       $5,607,833      $4,878,359     $29,834,384
      =============        ===          ==========       ========       ==========      ==========     ===========


          PIMCO
      TOTAL RETURN--
      ADMINISTRATIVE
       CLASS SHARES
     ---------------
           2007
     ---------------

       $   889,601
          (202,042)
                --
         1,114,403
       -----------

         1,801,962
       -----------

         6,305,111
          (288,552)
           (31,134)
         5,450,410
        (3,244,199)
           (16,102)
       -----------
         8,175,534
       -----------

                --
       -----------
         9,977,496
        14,435,017
       -----------
       $24,412,513
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          ROYCE
                                                                              PIMCO                     MICRO-CAP
                                                                        U.S. GOVERNMENT--              PORTFOLIO--
                                                                         ADMINISTRATIVE                 INVESTMENT
                                                                          CLASS SHARES                    CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  2,827          $   1,781         $    67,880
     Net realized gain (loss) on investments................          3,183             (5,090)           (917,955)
     Realized gain distribution received....................          1,031                 --             342,319
     Change in unrealized appreciation (depreciation) on
       investments..........................................          8,009             11,978          (1,065,009)
                                                                   --------          ---------         -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         15,050              8,669          (1,572,765)
                                                                   --------          ---------         -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         26,426              4,288             568,381
     Cost of insurance......................................         (1,746)            (1,002)            (59,439)
     Policyowners' surrenders...............................             --                 --            (618,818)
     Net transfers from (to) Fixed Account..................         21,838           (557,277)            108,259
     Transfers between Investment Divisions.................         (4,122)             8,503            (534,975)
     Policyowners' death benefits...........................             --                 --                  --
                                                                   --------          ---------         -----------
       Net contributions and (withdrawals)..................         42,396           (545,488)           (536,592)
                                                                   --------          ---------         -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                 --                  23
                                                                   --------          ---------         -----------
          Increase (decrease) in net assets.................         57,446           (536,819)         (2,109,334)
NET ASSETS:
     Beginning of year......................................         42,581            579,400           3,706,767
                                                                   --------          ---------         -----------
     End of year............................................       $100,027          $  42,581         $ 1,597,433
                                                                   ========          =========         ===========


                                                                    ROYCE
                                                                  MICRO-CAP
                                                                 PORTFOLIO--
                                                                  INVESTMENT
                                                                    CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   42,660
     Net realized gain (loss) on investments................         105,188
     Realized gain distribution received....................         314,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (360,610)
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         101,735
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         518,796
     Cost of insurance......................................         (47,405)
     Policyowners' surrenders...............................         (21,233)
     Net transfers from (to) Fixed Account..................       1,001,917
     Transfers between Investment Divisions.................          36,481
     Policyowners' death benefits...........................         (10,490)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,478,066
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (14)
                                                                  ----------
          Increase (decrease) in net assets.................       1,579,787
NET ASSETS:
     Beginning of year......................................       2,126,980
                                                                  ----------
     End of year............................................      $3,706,767
                                                                  ==========




                                                                                                      T. ROWE PRICE
                                                                          T. ROWE PRICE                LIMITED-TERM
                                                                       INTERNATIONAL STOCK                 BOND
                                                                            PORTFOLIO                   PORTFOLIO
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    26,159         $   22,745         $   71,595
     Net realized gain (loss) on investments................          (9,322)            31,394              3,022
     Realized gain distribution received....................          62,762            236,089                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,071,444)           (95,152)           (54,173)
                                                                 -----------         ----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (991,845)           195,076             20,444
                                                                 -----------         ----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         163,203            452,693            496,710
     Cost of insurance......................................         (49,704)           (40,341)           (41,387)
     Policyowners' surrenders...............................              --               (372)           (11,685)
     Net transfers from (to) Fixed Account..................          77,060            173,395             25,435
     Transfers between Investment Divisions.................        (322,527)            97,392           (228,706)
     Policyowners' death benefits...........................          (5,403)            (9,996)                --
                                                                 -----------         ----------         ----------
       Net contributions and (withdrawals)..................        (137,371)           672,771            240,367
                                                                 -----------         ----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              74                (29)                (1)
                                                                 -----------         ----------         ----------
          Increase (decrease) in net assets.................      (1,129,142)           867,818            260,810
NET ASSETS:
     Beginning of year......................................       2,149,235          1,281,417          1,725,156
                                                                 -----------         ----------         ----------
     End of year............................................     $ 1,020,093         $2,149,235         $1,985,966
                                                                 ===========         ==========         ==========


                                                                T. ROWE PRICE
                                                                 LIMITED-TERM
                                                                     BOND
                                                                  PORTFOLIO
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   46,563
     Net realized gain (loss) on investments................           3,436
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................          11,238
                                                                  ----------
       Net increase (decrease) in net assets resulting
          from operations...................................          61,237
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         485,864
     Cost of insurance......................................         (20,762)
     Policyowners' surrenders...............................         (15,507)
     Net transfers from (to) Fixed Account..................        (131,317)
     Transfers between Investment Divisions.................         376,930
     Policyowners' death benefits...........................          (4,859)
                                                                  ----------
       Net contributions and (withdrawals)..................         690,349
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                  ----------
          Increase (decrease) in net assets.................         751,583
NET ASSETS:
     Beginning of year......................................         973,573
                                                                  ----------
     End of year............................................      $1,725,156
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                  ROYCE                       T. ROWE PRICE                   T. ROWE PRICE           T. ROWE PRICE
          SMALL-CAP PORTFOLIO--              BLUE CHIP GROWTH                 EQUITY INCOME             INDEX 500
             INVESTMENT CLASS                   PORTFOLIO                       PORTFOLIO               PORTFOLIO
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    22,818      $  (10,004)    $   (25,812)    $     1,975     $   403,120     $   279,121      $   7,540
          (121,866)         12,775         114,866         650,304        (776,490)        671,166         (1,777)
           529,057         171,318              --              --         623,061       1,310,707             --

        (1,538,706)       (341,247)     (4,233,587)        231,054      (9,145,946)     (1,931,299)      (210,565)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

        (1,108,697)       (167,158)     (4,144,533)        883,333      (8,896,255)        329,695       (204,802)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

           600,051         601,929       1,648,741       1,327,964       4,990,738       5,247,415        119,176
           (68,510)        (35,957)       (198,577)       (160,190)       (390,238)       (329,326)       (17,683)
          (404,009)        (19,175)        (27,303)        (20,427)       (973,248)       (112,180)        (5,798)
           139,130         957,055          30,029      (1,113,465)        310,636         574,090         40,178
         2,132,357         914,456         (80,764)        605,350      (2,652,576)      2,806,604            260
                --            (284)        (12,504)         (9,074)        (32,456)        (50,161)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         2,399,019       2,418,024       1,359,622         630,158       1,252,856       8,136,442        136,133
       -----------      ----------     -----------     -----------     -----------     -----------      ---------


                --              --              --              (3)            395             (61)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         1,290,322       2,250,866      (2,784,911)      1,513,488      (7,643,004)      8,466,076        (68,669)

         3,796,572       1,545,706       8,876,726       7,363,238      23,688,006      15,221,930        441,795
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
       $ 5,086,894      $3,796,572     $ 6,091,815     $ 8,876,726     $16,045,002     $23,688,006      $ 373,126
       ===========      ==========     ===========     ===========     ===========     ===========      =========


      T. ROWE PRICE
        INDEX 500
        PORTFOLIO
     ---------------
           2007
     ---------------

         $  4,570
            3,508
               --
            8,346
         --------

           16,424
         --------

           19,458
           (9,669)
           (7,638)
               --
           75,886
               --
         --------
           78,037
         --------

               --
         --------
           94,461
          347,334
         --------
         $441,795
         ========




                                                                                                         VAN ECK
                                                                                 VAN ECK                WORLDWIDE
              T. ROWE PRICE                   T. ROWE PRICE                     WORLDWIDE             HARD ASSETS--
            NEW AMERICA GROWTH              PERSONAL STRATEGY               ABSOLUTE RETURN--         INITIAL CLASS
                PORTFOLIO                   BALANCED PORTFOLIO             INITIAL CLASS SHARES           SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007          2008(I)
     ---------------------------------------------------------------------------------------------------------------



       $   (11,047)     $   (6,497)    $   316,174     $    234,324      $ (1,107)       $    527        $    (74)
           (54,738)         82,639        (437,328)       1,427,317             6             620         (25,670)
           120,456         219,632          80,023        1,242,621         9,188           6,351              --

        (1,196,498)       (110,880)     (5,204,862)      (1,682,804)      (52,757)            361          (5,936)
       -----------      ----------     -----------     ------------      --------        --------        --------

        (1,141,827)        184,894      (5,245,993)       1,221,458       (44,670)          7,859         (31,680)
       -----------      ----------     -----------     ------------      --------        --------        --------


           485,666         305,585       2,468,936        2,448,321        31,324          41,155             222
           (44,888)        (23,052)       (265,355)        (190,657)       (2,483)         (1,966)           (882)
          (294,029)           (104)       (169,765)         (54,215)           --            (812)             --
               145        (292,968)         69,494      (10,002,331)        8,896          16,283          21,874
           (21,733)      1,434,944       6,110,667          669,474            --              --          26,392
            (9,351)         (3,394)        (99,267)              --        (3,820)             --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
           115,810       1,421,011       8,114,710       (7,129,408)       33,917          54,660          47,606
       -----------      ----------     -----------     ------------      --------        --------        --------


                 4             (22)             --               --            --              --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
        (1,026,013)      1,605,883       2,868,717       (5,907,950)      (10,753)         62,519          15,926

         2,912,258       1,306,375      13,558,482       19,466,432       306,411         243,892              --
       -----------      ----------     -----------     ------------      --------        --------        --------
       $ 1,886,245      $2,912,258     $16,427,199     $ 13,558,482      $295,658        $306,411        $ 15,926
       ===========      ==========     ===========     ============      ========        ========        ========


         VAN ECK
        WORLDWIDE
      HARD ASSETS--
      INITIAL CLASS
          SHARES
     ---------------
           2007
     ---------------

           $--
            --
            --
            --
           ---

            --
           ---


            --
            --
            --
            --
            --
            --
           ---
            --
           ---

            --
           ---
            --
            --
           ---
           $--
           ===





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                            VAN ECK WIT
                                                             WORLDWIDE
                                                            BOND FUND--
                                                       INITIAL CLASS SHARES
                                                ----------------------------------
                                                      2008             2007(E)
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).............       $    9              $ --
     Net realized gain (loss) on investments..          (11)               --
     Realized gain distribution received......           --                --
     Change in unrealized appreciation
       (depreciation) on
       investments............................          233                 4
                                                     ------              ----
       Net increase (decrease) in net assets
          resulting from
          operations..........................          231                 4
                                                     ------              ----
  Contributions and (withdrawals):
     Payments received from policyowners......          416                --
     Cost of insurance........................         (139)               (3)
     Policyowners' surrenders.................           --                --
     Net transfers from (to) Fixed Account....        2,916               141
     Transfers between Investment Divisions...           --                --
     Policyowners' death benefits.............           --                --
                                                     ------              ----
       Net contributions and (withdrawals)....        3,193               138
                                                     ------              ----
     Increase (decrease) attributable to New
       York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account................................           --                --
                                                     ------              ----
          Increase (decrease) in net assets...        3,424               142
NET ASSETS:
     Beginning of year........................          142                --
                                                     ------              ----
     End of year..............................       $3,566              $142
                                                     ======              ====




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), CorpExec VUL V policies (CESVUL5), and CorpExec VUL VI ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, the Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation Portfolio--Class O Shares(2) Alger American SmallCap Growth Portfolio--Class O Shares(3)
Alger American SmallCap and MidCap Growth--Class O Shares AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Mid-Cap Value--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
Oppenheimer Core Bond Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck Worldwide Hard Assets--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Capital Appreciation Portfolio--Class O Shares, Alger American SmallCap Portfolios--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: MFS(R) Values Series--Initial Class and Morgan Stanley UIF U.S. Mid-Cap Value--Class I.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) Formerly Alger American Leveraged AllCap--Class O Shares

(3) Formerly Alger American Small Capitalization--Class O Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          187                453           196,846             5,725

Identified cost........       $2,567            $10,584          $196,848          $102,981







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         5,763              501              6,569             6,434

Identified cost........       $67,177           $6,493            $67,354          $169,876



Investment activity for the year ended December 31, 2008, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,402            $ 8,825          $115,149           $15,207

Proceeds from sales....          516             14,224            52,831             1,905







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $16,533           $4,311            $9,502            $25,105

Proceeds from sales....        11,517            5,801               724             18,415



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             69                55                171              1,585            13,710             4,508               9

           $769              $511             $1,890            $15,290          $185,848           $65,336             $98






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


             500               514               --                 78               173               --                 46

          $4,008            $8,386              $--             $1,295            $5,321              $15             $1,420








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $233              $277              $734             $8,161           $192,546           $18,787             $--

              8               245               196              7,572              5,399            15,740               8






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


          $1,700            $3,644           $ 40,403            $773             $2,026              $--              $ 28

           1,968             6,186            186,603             381                827               16               442

--------------------------------------------------------------------------------








                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Number of shares.......          1                  73               12               116

Identified cost........         $8              $1,035             $169              $777






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                83                 1                109

Identified cost........         $--              $739               $22             $1,680









                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Purchases..............         $ 8             $1,736             $173              $415

Proceeds from sales....          --                616                3               597






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Purchases..............        $ 87              $215               $1               $545

Proceeds from sales....         260                49                1                 57



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


             11                 15                  35                2                334                 8

           $174               $263              $2,077              $73             $6,327               $16





         DAVIS VALUE
          PORTFOLIO
      ----------------


              129

           $1,641







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


              1                1,105              1,165              347               127                407

            $17              $14,374            $32,045           $8,336            $1,397             $4,469



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


              263

           $2,825








      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


           $267               $549              $1,231              $45             $7,953               $ 1

            189                343                 430                6              2,283                --





         DAVIS VALUE
          PORTFOLIO
      ----------------


           $1,102

            1,011







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


            $17              $10,056            $14,075           $1,667            $1,167             $3,933

             --                8,250              4,046            2,420               118                381



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


           $2,253

               57

--------------------------------------------------------------------------------








                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           76                248              590                780

Identified cost........       $2,744            $37,069           $7,319            $23,953







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          210               459               114                9

Identified cost........       $2,615            $8,277            $3,110             $153









                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $395             $10,021           $2,174            $8,676

Proceeds from sales....         866               3,402            1,209             4,861







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,299            $3,378            $1,312              $14

Proceeds from sales....        1,189             8,534               926                4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


              669               --                 38                 643              229                271

          $14,298              $--               $420             $16,435           $7,627             $9,085

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


              27

            $807




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


             1                   57                154               538                970               41

            $9               $1,700             $1,276            $8,642            $15,450             $506

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


              --

             $ 2








                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


          $5,490               $--               $145             $3,211            $3,304             $4,052

           2,560                --                116              1,055             1,453              1,598

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


            $122

             150




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


            $ 1              $1,100              $921             $4,749            $12,095             $614

             --                 353               322              2,490              5,005               82

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


             $ 2

              --

--------------------------------------------------------------------------------






                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                136               497              2,882

Identified cost........         $ 1             $1,369            $6,108            $29,624






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Number of shares.......          411               148              1,293              33

Identified cost........       $2,018            $3,129            $22,518            $342







                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............         $ 1             $1,282            $2,619            $12,950

Proceeds from sales....          --                321             1,191              7,002






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Purchases..............        $920             $1,154            $11,583             $50

Proceeds from sales....         609                929              3,072               4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


              8                 265                792               898              1,120               55

            $89              $2,898             $6,901            $9,338            $25,779             $564




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


              124

           $1,979




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


              1                 --

            $22                $ 3











           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


            $84              $1,480             $3,775            $3,571            $7,852              $167

             38               1,608                824             2,238             5,553                23




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


            $403

             453




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


            $78                $ 3

             31                 --





NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2008 and December 31, 2007 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --         --         104         --       5,243      1,714
Units redeemed.........     --        (70)         (8)      (790)       (186)    (2,166)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --        (70)         96       (790)      5,057       (452)
                            ==        ===        ====       ====     =======    =======

SERIES II POLICIES
Units issued...........     --         --          --         --         330        481
Units redeemed.........     --         --          --         --        (288)      (405)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --         --          --         --          42         76
                            ==        ===        ====       ====     =======    =======

SERIES III POLICIES
Units issued...........     73         44           1        229      55,419     83,797
Units redeemed.........     (5)        (7)       (681)        (5)    (10,375)   (16,009)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     68         37        (680)       224      45,044     67,788
                            ==        ===        ====       ====     =======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       1         2         171         1         --         --
Units redeemed.........      (3)       (1)        (20)       (1)        --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (2)        1         151        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES II POLICIES
Units issued...........      --         3       9,675        --         --         --
Units redeemed.........      (7)       --         (55)       --         --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (7)        3       9,620        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES III POLICIES
Units issued...........     139       679       1,613        --         --         --
Units redeemed.........    (200)       (7)         (6)      (13)        --        (74)
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........     (61)      672       1,607       (13)        --        (74)
                           ====       ===       =====       ===         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008     2007(G)      2008       2007
      ------------------------------------------------------------------------------------


         44          5         --         --         --         --         --           --
         (8)        (6)        --         --         --         --         (2)          --
        ---        ---         --         --        ---        ---         --           --
         36         (1)        --         --         --         --         (2)          --
        ===        ===         ==         ==        ===        ===         ==           ==


          2          1          2          1         --          8         --           --
        (61)       (30)        --         --         (8)        --         --           --
        ---        ---         --         --        ---        ---         --           --
        (59)       (29)         2          1         (8)         8         --           --
        ===        ===         ==         ==        ===        ===         ==           ==


         19         51          8         12         21         24         45           74
        (34)        (1)        --         (4)       (15)       (18)        (3)          (1)
        ---        ---         --         --        ---        ---         --           --
        (15)        50          8          8          6          6         42           73
        ===        ===         ==         ==        ===        ===         ==           ==







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008     2007(G)
      ------------------------------------------------------------------------------------


           2           2       --         --         --         --          --          --
        (164)     (1,392)      (1)        (1)        --         --          --          --
        ----      ------       --         --        ---        ---        ----        ----
        (162)     (1,390)      (1)        (1)        --         --          --          --
        ====      ======       ==         ==        ===        ===        ====        ====


           4           8       --         --         --         --          --          16
         (19)         (7)      --         (6)       (19)       (11)        (16)         --
        ----      ------       --         --        ---        ---        ----        ----
         (15)          1       --         (6)       (19)       (11)        (16)         16
        ====      ======       ==         ==        ===        ===        ====        ====


         143         307       --         --         20        135          43          86
        (265)        (15)      --         (1)       (85)       (61)       (279)       (119)
        ----      ------       --         --        ---        ---        ----        ----
        (122)        292       --         (1)       (65)        74        (236)        (33)
        ====      ======       ==         ==        ===        ===        ====        ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--     SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          51      1,710        --         --
Units redeemed.........      --         --        (501)      (343)       --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      --         --        (450)     1,367        --         --
                            ===        ===        ====      =====       ===         ==

SERIES II POLICIES
Units issued...........      --         --           2          3        --         --
Units redeemed.........     (42)       (24)         --         --        --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........     (42)       (24)          2          3        --         --
                            ===        ===        ====      =====       ===         ==

SERIES III POLICIES
Units issued...........      17         23         938        109         2         12
Units redeemed.........      (1)        --         (29)       (95)      (62)        (6)
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      16         23         909         14       (60)         6
                            ===        ===        ====      =====       ===         ==







                            ALGER AMERICAN
                                CAPITAL           ALGER AMERICAN              ALGER AMERICAN
                             APPRECIATION         SMALLCAP GROWTH              SMALLCAP AND
                              PORTFOLIO--           PORTFOLIO--              MIDCAP GROWTH--
                            CLASS O SHARES        CLASS O SHARES              CLASS O SHARES
                          ------------------    ------------------           ---------------
                            2008       2007       2008       2007                2008(H)
                          ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         (2)        --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         (2)        --                    --
                             ==         ==        ===        ===                    ==

SERIES II POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         --         --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         --         --                    --
                             ==         ==        ===        ===                    ==

SERIES III POLICIES
Units issued...........      --         --         --         21                     1
Units redeemed.........      (2)        (7)       (43)       (23)                   --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      (2)        (7)       (43)        (2)                    1
                             ==         ==        ===        ===                    ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                       AIM V.I.              AIM V.I.
          MAINSTAY VP           MAINSTAY VP           GLOBAL REAL          INTERNATIONAL
        TOTAL RETURN--            VALUE--            ESTATE FUND--         GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS        SERIES I SHARES       SERIES I SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          --       831           --       77         --          --        --         --
        (422)      (13)        (331)      (5)        --          --        --         --
        ----       ---       ------      ---        ---        ----       ---        ---
        (422)      818         (331)      72         --          --        --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --           --       --         10           2        --         --
          --        --       (8,610)     (42)        --          (7)       --         --
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (8,610)     (42)        10          (5)       --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --            1      103         27          58       103        335
          --        --       (1,031)     (33)       (28)       (401)      (22)        (1)
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (1,030)      70         (1)       (343)       81        334
        ====       ===       ======      ===        ===        ====       ===        ===








       ALLIANCEBERNSTEIN
              VPS            ALLIANCEBERNSTEIN         AMERICAN           AMERICAN FUNDS
         INTERNATIONAL       VPS SMALL/MIDCAP         CENTURY(R)         ASSET ALLOCATION
       VALUE PORTFOLIO--     VALUE PORTFOLIO--        VP VALUE--              FUND--
        CLASS A SHARES        CLASS A SHARES           CLASS II           CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2008     2007(E)    2008(I)      2007       2008       2007       2008     2007(A)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --         --         --         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


         --         --         --         --          5          4         --           --
         --         --         --         --         (1)        --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --          4          4         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


        117         72         17         --         13         58         18           17
         (4)        --         --         --        (62)        (1)       (18)          --
        ---         --         --         --        ---         --        ---           --
        113         72         17         --        (49)        57         --           17
        ===         ==         ==         ==        ===         ==        ===           ==


--------------------------------------------------------------------------------








                            AMERICAN FUNDS                              AMERICAN FUNDS
                             GLOBAL SMALL         AMERICAN FUNDS         GROWTH-INCOME
                           CAPITALIZATION--        GROWTH FUND--            FUND--
                            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                          ------------------    ------------------    ------------------
                          2008(K)    2007(A)    2008(K)      2007       2008     2007(C)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........       9         --         18         --         --         --
Units redeemed.........      --         --         (1)        --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........       9         --         17         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      17         38         59        130          5          3
Units redeemed.........     (34)        --         (5)       (12)        --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........     (17)        38         54        118          5          3
                            ===         ==         ==        ===         ==         ==







                              DREYFUS IP            DREYFUS VIF           DREYFUS VIF
                              TECHNOLOGY            DEVELOPING             EMERGING
                               GROWTH--              LEADERS--             LEADERS--
                            INITIAL SHARES        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES III POLICIES
Units issued...........      20         23         --         --         --         14
Units redeemed.........      (1)        (3)        --         (1)        --        (16)
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      19         20         --         (1)        --         (2)
                             ==         ==         ==         ==         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                              DELAWARE VIP
          AMERICAN FUNDS                                                      INTERNATIONAL
          INTERNATIONAL                                                           VALUE
              FUND--               CVS CALVERT           DAVIS VALUE         EQUITY SERIES--
          CLASS 2 SHARES         SOCIAL BALANCED          PORTFOLIO          STANDARD CLASS
      ---------------------    ------------------    ------------------    ------------------
        2008     2007(A)(B)      2008       2007       2008       2007       2008     2007(A)
      ---------------------------------------------------------------------------------------


         --           --          --         --         --         --         --           --
         --           --          --         --         --         --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --         --         --         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


         --           --          --         --         --          1         --           --
         --           --          --         --        (14)        --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --        (14)         1         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


        495          139          --         --         77        123          6           38
        (41)          (1)         --         (1)       (76)        (1)       (44)          --
        ---          ---          --         --        ---        ---        ---           --
        454          138          --         (1)         1        122        (38)          38
        ===          ===          ==         ==        ===        ===        ===           ==







          DWS DREMAN            DWS GLOBAL                DWS
         SMALL MID CAP         OPPORTUNITIES           SMALL CAP          FIDELITY(R) VIP
          VALUE VIP--              VIP--              INDEX VIP--         CONTRAFUND(R)--
        CLASS A SHARES        CLASS A SHARES        CLASS A SHARES         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008     2007(D)    2008(J)      2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --          1
         --         --         --         --         --          --        (4)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --          --        (4)        --
         ==        ===         ==         ==        ===        ====       ===        ===


         --         --         --         --         --           1         6         18
         --         --         --         --         --          --        (7)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --           1        (1)        17
         ==        ===         ==         ==        ===        ====       ===        ===


         11        131          2         --         97          69       658        335
         (3)        --         --         --        (89)       (828)      (82)       (17)
         --        ---         --         --        ---        ----       ---        ---
          8        131          2         --          8        (759)      576        318
         ==        ===         ==         ==        ===        ====       ===        ===


--------------------------------------------------------------------------------








                                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                            FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
                            EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
                             INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(F)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --         --         --         --
Units redeemed.........       (4)       --         --         --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       (4)       --         --         --         --         --
                            ====       ===         ==        ===        ===         ==

SERIES II POLICIES
Units issued...........       --         1         --          3         --          2
Units redeemed.........       --        --         (3)        --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       --         1         (3)         3         --          2
                            ====       ===         ==        ===        ===         ==

SERIES III POLICIES
Units issued...........       87       185         92         23        310         60
Units redeemed.........     (175)      (41)        (3)       (11)        (9)        (1)
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........      (88)      144         89         12        301         59
                            ====       ===         ==        ===        ===         ==









                            FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               MID-CAP--            OVERSEAS--          VALUE LEADERS--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007       2008(O)      2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --          --        --         --
Units redeemed.........       --        --         --          --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       --        --         --          --        --         --
                            ====       ===        ===        ====        ==         ==

SERIES II POLICIES
Units issued...........        3         4          8          10        --         --
Units redeemed.........      (20)      (14)        (1)         --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........      (17)      (10)         7          10        --         --
                            ====       ===        ===        ====        ==         ==

SERIES III POLICIES
Units issued...........      208       207        122         165        --         --
Units redeemed.........     (166)      (80)       (81)       (337)       --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       42       127         41        (172)       --         --
                            ====       ===        ===        ====        ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        FIDELITY(R) VIP                                                   FIDELITY(R) VIP
         FREEDOM 2030         FIDELITY(R) VIP       FIDELITY(R) VIP         INVESTMENT
          PORTFOLIO--            GROWTH--             INDEX 500--          GRADE BOND--
        INITIAL SHARES         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --          --         --        --          --
         --         --         --         --          --         --        --          --
        ---        ---        ---         --        ----       ----       ---        ----
         --         --         --         --          --         --        --        ----
        ===        ===        ===         ==        ====       ====       ===        ====


         --         --          1         10           3          3        18          24
         --         --        (11)        --          --        (77)      (20)         (2)
        ---        ---        ---         --        ----       ----       ---        ----
         --         --        (10)        10           3        (74)       (2)         22
        ===        ===        ===         ==        ====       ====       ===        ====


        201         48         27         44         571        520       111         185
         (7)       (17)       (65)        (5)       (146)      (177)      (47)        (14)
        ---        ---        ---         --        ----       ----       ---        ----
        194         31        (38)        39         425        343        64         171
        ===        ===        ===         ==        ====       ====       ===        ====







                                JANUS ASPEN                                 JANUS ASPEN
                                  SERIES              JANUS ASPEN             SERIES
        FIDELITY(R) VIP         BALANCED--          SERIES FORTY--       MID CAP GROWTH--
      VALUE STRATEGIES--       INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
        SERVICE CLASS 2           SHARES                SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------




         --         --         --         --         --         --         --         --

         --         --        (17)       (14)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --        (17)       (14)        --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


         --         --         12         16         --         --         --         --
         --         --         (3)        (2)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --          9         14         --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


          5         12         73        190        139        130        146        112
         (8)        (1)       (13)       (11)       (14)        (4)       (18)       (17)
         --         --        ---        ---        ---        ---        ---        ---
         (3)        11         60        179        125        126        128         95
         ==         ==        ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------







                              JANUS ASPEN
                                SERIES                LAZARD              LORD ABBETT
                          WORLDWIDE GROWTH--        RETIREMENT           SERIES FUND--
                             INSTITUTIONAL         INTERNATIONAL         MID-CAP VALUE
                                SHARES           EQUITY PORTFOLIO          PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(B)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       4          2         --         --          --         --
Units redeemed.........      (4)        (3)        --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         (1)        --         --          --         --
                             ==         ==        ===         ==        ====       ====

SERIES II POLICIES
Units issued...........      --         --         17         --           1          1
Units redeemed.........      --         --         --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         --         17         --           1          1
                             ==         ==        ===         ==        ====       ====

SERIES III POLICIES
Units issued...........       3          8         47         42         166        217
Units redeemed.........      (9)        (1)       (84)        (5)       (563)      (118)
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      (6)         7        (37)        37        (397)        99
                             ==         ==        ===         ==        ====       ====








                            MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY
                             UIF EMERGING          UIF EMERGING            UIF U.S.
                            MARKETS DEBT--       MARKETS EQUITY--        REAL ESTATE--
                                CLASS I               CLASS I               CLASS I
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007         2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         (2)        --         --         --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      --         --         (2)        --         --         --
                             ==         ==        ===        ===        ===        ===

SERIES II POLICIES
Units issued...........      --          1          8         20          2          7
Units redeemed.........      (2)        --        (19)        --         (3)        --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      (2)         1        (11)        20         (1)         7
                             ==         ==        ===        ===        ===        ===

SERIES III POLICIES
Units issued...........      34         29         65        117         68        389
Units redeemed.........      (2)        (1)       (23)        (3)       (15)        (4)
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      32         28         42        114         53        385
                             ==         ==        ===        ===        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







       LVIP BARON GROWTH
         OPPORTUNITIES            MFS(R)                MFS(R)                MFS(R)
            FUND--            INVESTORS TRUST        NEW DISCOVERY           UTILITIES
         SERVICE CLASS           SERIES--              SERIES--              SERIES--
            SHARES             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
      2008         2007     2008         2007     2008         2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==        ===         ==         ==         ==         ==         ==         ==


          3          6         --         --         --         --          5          2
         (1)        --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
          2          6         --         --         --         --          5          2
         ==        ===         ==         ==         ==         ==         ==         ==

         40        157         --         --         --          1         23         26
         (6)        (1)        --         --         --         (1)        (7)        (2)
         --        ---         --         --         --         --         --         --

         34        156         --         --         --         --         16         24
         ==        ===         ==         ==         ==         ==         ==         ==







                                OPPENHEIMER
       NEUBERGER BERMAN           CAPITAL                                      PIMCO
         AMT PARTNERS          APPRECIATION        OPPENHEIMER CORE       LOW DURATION--
          PORTFOLIO--             FUND/VA            BOND FUND/VA         ADMINISTRATIVE
            CLASS I         NON-SERVICE SHARES    NON-SERVICE SHARES       CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
      2008(H)      2007     2008(M)      2007     2008(N)      2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         58         --         --         --         --         --         82         13
         (1)        --         --         --         --         --         (2)        (1)
         --         --         --         --         --         --         --         --
         57         --         --         --         --         --         80         12
         ==         ==         ==         ==         ==         ==         ==         ==


--------------------------------------------------------------------------------








                                 PIMCO                 PIMCO                 PIMCO
                             REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --          --        --         --
Units redeemed.........      --         --         --          --        --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      --         --         --          --        --         --
                            ===        ===        ===       =====        ==        ===

SERIES II POLICIES
Units issued...........      --          4         --          --        --         --
Units redeemed.........      (9)        (4)        --          (7)       --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      (9)        --         --          (7)       --         --
                            ===        ===        ===       =====        ==        ===

SERIES III POLICIES
Units issued...........     126        177        410       1,041         3          3
Units redeemed.........     (18)       (15)       (72)       (307)       --        (53)
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........     108        162        338         734         3        (50)
                            ===        ===        ===       =====        ==        ===








                                                   T. ROWE PRICE         T. ROWE PRICE
                             T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
                               INDEX 500               STOCK                 BOND
                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==        ===         ==        ===        ===

SERIES II POLICIES
Units issued...........      --         --          5          3         --          1
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --          5          3         --          1
                             ==         ==        ===         ==        ===        ===

SERIES III POLICIES
Units issued...........      14          7         15         41         45         77
Units redeemed.........      (2)        (1)       (29)        (3)       (25)       (16)
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      12          6        (14)        38         20         61
                             ==         ==        ===         ==        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







             ROYCE                 ROYCE
           MICRO-CAP             SMALL-CAP
          PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE         T. ROWE PRICE
          INVESTMENT            INVESTMENT         BLUE CHIP GROWTH        EQUITY INCOME
             CLASS                 CLASS               PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008         2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --          6         5
         --         --         --         --         --          --         (7)       (6)
        ---        ---        ---        ---        ---        ----       ----       ---
         --         --         --         --         --          --         (1)       (1)
        ===        ===        ===        ===        ===        ====       ====       ===


         --          1         --         --         --          --         13        29
        (18)        (6)        --         --         --         (11)       (43)       (1)
        ---        ---        ---        ---        ---        ----       ----       ---
        (18)        (5)        --         --         --         (11)       (30)       28
        ===        ===        ===        ===        ===        ====       ====       ===


         50        107        325        204        143         161        416       622
        (90)        (5)       (47)        (5)       (23)       (110)      (279)      (89)
        ---        ---        ---        ---        ---        ----       ----       ---
        (40)       102        278        199        120          51        137       533
        ===        ===        ===        ===        ===        ====       ====       ===








                                                        VAN ECK               VAN ECK
                               T. ROWE PRICE      WORLDWIDE ABSOLUTE         WORLDWIDE
         T. ROWE PRICE       PERSONAL STRATEGY         RETURN--            HARD ASSETS--
      NEW AMERICA GROWTH         BALANCED            INITIAL CLASS         INITIAL CLASS
           PORTFOLIO             PORTFOLIO              SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008(L)      2007
      ------------------------------------------------------------------------------------


         --         --         --          --        --         --         --         --
         --         --         --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         --         --         --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         --         --         --          --        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         42        135        749         236         4          4          3         --
        (12)       (20)       (43)       (764)       --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         30        115        706        (528)        4          4          3         --
        ===        ===        ===        ====        ==         ==         ==         ==


--------------------------------------------------------------------------------








                              VAN ECK WIT
                               WORLDWIDE
                              BOND FUND--
                             INITIAL CLASS
                                SHARES
                          ------------------
                            2008     2007(G)
                          ------------------

SERIES I POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES II POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES III POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005, and 2004:





                                                       MAINSTAY VP
                                                         BOND--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                      2008     2007      2006      2005      2004
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   14   $   19    $1,080    $6,193    $4,973
Units Outstanding..................       1        1        71       423       345
Variable Accumulation Unit Value...  $16.60   $16.06    $15.19    $14.63    $14.41
Total Return.......................    3.4%     5.8%      3.8%      1.5%      3.4%
Investment Income Ratio............    3.9%     2.1%      0.3%      3.5%      3.8%

SERIES II POLICIES(b)
Net Assets.........................  $   --   $   --    $   --    $   --    $   --
Units Outstanding..................      --       --        --        --        --
Variable Accumulation Unit Value...  $   --   $   --    $   --    $   --    $   --
Total Return.......................      --       --        --        --        --
Investment Income Ratio............      --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................  $2,572   $1,689    $1,177    $1,441    $1,163
Units Outstanding..................     212      144       107       137       113
Variable Accumulation Unit Value...  $12.13   $11.69    $10.98    $10.50    $10.27
Total Return.......................    3.7%     6.5%      4.5%      2.2%      2.7%
Investment Income Ratio............    4.9%     3.8%      1.1%      2.8%      6.0%







                                                       MAINSTAY VP
                                                      COMMON STOCK--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   724  $    596  $    587   $   527   $ 3,826
Units Outstanding..................       76        40        41        42       329
Variable Accumulation Unit Value...  $  9.52  $  15.02  $  14.38   $ 12.43   $ 11.63
Total Return.......................   (36.6%)     4.4%     15.7%      6.9%     10.1%
Investment Income Ratio............     1.3%      1.2%      0.6%      0.2%      0.2%

SERIES II POLICIES(b)
Net Assets.........................  $67,870  $108,001  $103,462   $89,437   $83,745
Units Outstanding..................    6,096     6,155     6,184     6,212     6,248
Variable Accumulation Unit Value...  $ 11.13  $  17.55  $  16.73   $ 14.40   $ 13.40
Total Return.......................   (36.5%)     4.9%     16.2%      7.4%     10.6%
Investment Income Ratio............     1.5%      1.3%      0.6%      1.0%      9.1%

SERIES III POLICIES(c)
Net Assets.........................  $   416  $    878  $    157   $    22   $     8
Units Outstanding..................       46        61        11         2         1
Variable Accumulation Unit Value...  $  9.09  $  14.29  $  13.59   $ 11.67   $ 10.83
Total Return.......................   (36.4%)     5.1%     16.5%      7.7%      8.4%
Investment Income Ratio............     1.9%      1.3%      1.1%      1.0%     14.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                      MAINSTAY VP
                 CAPITAL APPRECIATION--                             MAINSTAY VP
                     INITIAL CLASS                                CASH MANAGEMENT
      -------------------------------------------  ---------------------------------------------
        2008     2007     2006     2005     2004     2008      2007      2006     2005     2004
      ------------------------------------------------------------------------------------------


      $ 1,072  $   273  $ 8,194  $ 7,135   $1,234  $ 23,233  $ 16,231  $16,157  $   151  $   119
          120       24      814      735      137    17,525    12,468   12,920      125      101
      $  8.95  $ 11.24  $ 10.07  $  9.71   $ 9.02  $   1.33  $   1.30  $  1.25  $  1.20  $  1.18
       (20.4%)   11.6%     3.7%     7.7%     3.4%      1.8%      4.1%     3.9%     2.2%     0.1%
           --       --     0.4%       --       --      2.1%      4.7%     4.8%     2.9%     0.8%


      $    --  $    --  $    --  $    --   $   --  $    681  $    620  $   511  $ 1,778  $ 1,591
           --       --       --       --       --       586       544      468    1,701    1,563
      $ 11.21  $ 11.21  $    --  $    --   $   --  $   1.16  $   1.14  $  1.09  $  1.05  $  1.02
           --       --       --       --       --      1.9%      4.6%     4.3%     2.7%     0.6%
           --       --       --       --       --      2.1%      4.7%     4.5%     3.0%     2.1%


      $ 6,410  $19,469  $14,688  $11,758   $7,441  $172,479  $118,086  $39,142  $32,538  $13,693
          794    1,474    1,250    1,045      717   148,926   103,882   36,094   31,375   13,601
      $  8.07  $ 13.21  $ 11.75  $ 11.25   $10.38  $   1.16  $   1.14  $  1.08  $  1.04  $  1.01
       (38.9%)   12.4%     4.4%     8.4%     3.8%      2.2%      4.8%     4.6%     3.0%     0.7%
         0.5%     0.2%     0.4%       --     1.5%      2.1%      4.6%     4.7%     1.1%     0.6%







                      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
                     CONVERTIBLE--                      FLOATING RATE--                       GOVERNMENT--
                     INITIAL CLASS                       INITIAL CLASS                       INITIAL CLASS
      -------------------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2008     2007     2006     2005     2004
      -------------------------------------------------------------------------------------------------------------------


      $    --   $    1   $    1   $    1   $   --  $    --   $   --   $   --   $    7   $   32   $   31   $1,020   $  898
           --       --       --       --       --       --       --       --       --        2        2       72       64
      $ 13.06   $14.05   $12.32   $11.23   $10.63  $    --   $   --   $   --   $17.03   $15.57   $14.69   $14.22   $13.99
        (7.0%)   14.1%     9.6%     5.7%     5.4%       --       --       --     9.4%     5.9%     3.3%     1.7%     2.6%
         1.3%     2.4%     2.5%       --     2.5%       --       --       --     1.8%     4.9%       --     3.1%     4.2%


      $   268   $  379   $  313   $  226   $  229  $    --   $   79   $   --   $   --   $   --   $   --   $   56   $   49
           24       22       21       17       18       --        8       --       --       --       --        5        5
      $ 11.13   $17.01   $14.85   $13.48   $12.68  $  9.97   $ 9.98   $   --   $11.14   $11.14   $11.14   $10.96   $10.74
       (34.6%)   14.6%    10.1%     6.3%     5.8%    (0.1%)   (0.2%)      --       --       --     1.6%     2.1%     3.1%
         2.4%     2.4%     2.7%     1.5%     5.9%     5.8%    26.2%       --       --       --       --     3.3%     9.7%


      $   235   $  242   $  116   $  292   $   --  $   380   $  420   $  344   $1,993   $1,326   $  433   $  197   $   57
           25       17        9       26       --       45       39       33      154      112       39       19        6
      $  9.43   $14.38   $12.52   $11.34   $10.42  $  8.36   $10.82   $10.55   $12.95   $11.79   $11.05   $10.62   $10.37
       (34.4%)   14.9%    10.4%     8.9%     4.2%   (22.8%)    2.6%     5.5%     9.8%     6.7%     4.1%     2.4%     3.7%
         2.5%     2.8%     0.9%     1.4%       --     5.2%     6.4%     6.2%     3.5%     5.9%     1.4%     3.4%    16.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    92   $   164   $  157    $4,349    $3,917
Units Outstanding..................         7         9        8       261       241
Variable Accumulation Unit Value...   $ 14.22   $ 18.80   $18.51    $16.64    $16.27
Total Return.......................    (24.4%)     1.6%    11.2%      2.2%     11.9%
Investment Income Ratio............      9.0%      6.4%     0.1%      6.0%      7.1%

SERIES II POLICIES(b)
Net Assets.........................   $    97   $   250   $  194    $  131    $   58
Units Outstanding..................         7        14       11         9         4
Variable Accumulation Unit Value...   $ 13.06   $ 17.26   $16.91    $15.13    $14.73
Total Return.......................    (24.3%)     2.1%    11.8%      2.7%     12.4%
Investment Income Ratio............      7.1%      6.0%     2.5%      7.7%     13.5%

SERIES III POLICIES(c)
Net Assets.........................   $10,566   $14,732   $5,915    $2,391    $  391
Units Outstanding..................     1,079     1,140      468       212        36
Variable Accumulation Unit Value...   $  9.81   $ 12.92   $12.63    $11.27    $10.95
Total Return.......................    (24.1%)     2.3%    12.0%      2.9%      9.5%
Investment Income Ratio............      7.7%      7.8%     2.7%      6.2%     24.4%







                                                        MAINSTAY VP
                                                  INTERNATIONAL EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $29,906   $43,580   $67,923   $52,190   $49,629
Units Outstanding..................     2,066     2,228     3,618     3,626     3,697
Variable Accumulation Unit Value...   $ 14.49   $ 19.56   $ 18.77   $ 14.40   $ 13.42
Total Return.......................    (25.9%)     4.2%     30.4%      7.2%     16.5%
Investment Income Ratio............      1.5%      0.6%      0.3%      1.7%      1.8%

SERIES II POLICIES(b)
Net Assets.........................   $   841   $ 1,463   $ 1,377   $ 1,004   $   846
Units Outstanding..................        52        67        66        63        57
Variable Accumulation Unit Value...   $ 16.30   $ 21.98   $ 21.00   $ 16.03   $ 14.88
Total Return.......................    (25.9%)     4.7%     31.0%      7.7%     17.1%
Investment Income Ratio............      1.4%      0.7%      0.4%      1.5%      4.2%

SERIES III POLICIES(c)
Net Assets.........................   $20,138   $29,202   $23,036   $ 6,744   $ 3,331
Units Outstanding..................     1,574     1,696     1,404       540       288
Variable Accumulation Unit Value...   $ 12.80   $ 17.22   $ 16.41   $ 12.50   $ 11.57
Total Return.......................    (25.7%)     4.9%     31.3%      8.0%     15.7%
Investment Income Ratio............      1.6%      0.7%      0.5%      1.8%      3.0%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      MAINSTAY VP                                          MAINSTAY VP
                 ICAP SELECT EQUITY--                                   INCOME & GROWTH--
                     INITIAL CLASS                                        INITIAL CLASS
------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 1,536   $  177    $  176    $  430    $  396      $--       $--     $    1    $    1    $   --
           163       12        12        36        34       --        --         --        --        --
       $  9.41   $15.13    $14.26    $12.04    $11.49      $--       $--     $12.06    $10.39    $   --
        (37.8%)    6.1%     18.5%      4.7%     10.6%       --        --      16.1%      3.9%        --
          1.0%     0.4%      0.2%      1.0%      1.0%       --        --       0.7%      3.0%        --


       $99,274   $   --    $   --    $   56    $   47      $--       $--     $   --    $    5    $    4
         9,620       --        --         4         3       --        --         --        --        --
       $ 10.32   $   --    $16.30    $14.98    $14.24      $--       $--     $12.46    $12.48    $11.95
        (36.7%)      --      8.8%      5.2%     11.1%       --        --      (0.1%)     4.4%     12.4%
          0.8%       --        --      1.0%      2.9%       --        --         --      1.2%      4.8%


       $14,524   $   24    $    5    $  218    $   20      $--       $--     $   22    $  932    $   49
         1,609        2        15        19         2       --        --         74        79         4
       $  9.03   $14.47    $13.54    $11.35    $10.76      $--       $--     $13.80    $11.81    $11.28
        (37.6%)    6.9%     19.3%      5.4%      7.6%       --        --      16.9%      4.7%     12.8%
          0.7%     0.4%      0.3%      1.8%      1.5%       --        --       0.6%      3.0%      4.2%







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    62   $  111    $   97    $  281    $  254    $    --   $    --   $    --   $    --   $    --
            13       14        15        47        44         --        --        --        --        --
       $  4.69   $ 7.70    $ 6.39    $ 6.00    $ 5.79    $    --   $    --   $    --   $    --   $    --
        (39.0%)   20.5%      6.5%      3.6%     (3.0%)        --        --        --        --        --
          0.1%       --      0.1%        --      0.2%         --        --        --        --        --


       $    --   $   --    $   67    $   63    $   48    $27,568   $48,265   $46,294   $40,564   $35,255
            --       --         6         6         5      2,146     2,165     2,176     2,186     2,196
       $    --   $   --    $10.94    $10.22    $ 9.82    $ 12.84   $ 22.29   $ 21.28   $ 18.56   $ 16.06
            --    (0.2%)     7.0%      4.1%     (2.6%)    (42.4%)     4.8%     14.7%     15.6%     21.9%
            --       --      0.1%        --      0.2%       0.3%      0.4%        --      0.6%      3.2%


       $    20   $   33    $   28    $   31    $   14    $13,165   $23,854   $21,564   $ 2,931   $ 2,792
             2        2         3         3         1      1,381     1,446     1,372       214       237
       $  8.15   $13.32    $10.98    $10.24    $ 9.81    $  9.53   $ 16.50   $ 15.71   $ 13.67   $ 11.80
        (38.8%)   21.3%      7.2%      4.3%     (1.9%)    (42.2%)     5.0%     15.0%     15.9%     18.0%
          0.1%     0.0%      0.1%        --      0.9%       0.5%      0.4%        --      0.5%      0.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    INITIAL CLASS                                INITIAL CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Units Outstanding..................       --       --       --       --       --       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Total Return.......................       --       --       --       --       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --


SERIES II POLICIES(b)
Net Assets.........................  $    --  $   150   $   --   $   --   $   --  $42,576  $63,752  $64,974  $57,377  $54,668
Units Outstanding..................       --       16       --       --       --    4,727    4,769    4,793    4,815    4,837
Variable Accumulation Unit Value...  $  9.12  $  9.44   $   --   $   --   $   --  $  9.01  $ 13.37  $ 13.56  $ 11.92  $ 11.30
Total Return.......................    (3.3%)   (5.6%)      --       --       --   (32.6%)   (1.4%)   13.8%     5.4%    13.0%
Investment Income Ratio............       --       --       --       --       --     1.7%     1.0%     0.1%     0.8%     5.3%


SERIES III POLICIES(c)
Net Assets.........................  $ 3,749  $10,832   $9,851   $  466   $  144  $   479  $   507  $   221  $   182  $    12
Units Outstanding..................      394      630      663       34       12       56       40       17       16        1
Variable Accumulation Unit Value...  $  9.52  $ 17.20   $14.85   $13.60   $11.61  $  8.53  $ 12.63  $ 12.78  $ 11.21  $ 10.60
Total Return.......................   (44.7%)   15.8%     9.2%    17.1%    16.1%   (32.5%)   (1.1%)   14.0%     5.7%     6.0%
Investment Income Ratio............       --       --       --       --       --     1.9%     1.1%     0.1%     2.0%     9.6%







                                                     MAINSTAY VP
                                                    TOTAL RETURN--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 5,508  $12,280   $2,941   $1,891   $1,361
Units Outstanding..................      677    1,099      281      196      150
Variable Accumulation Unit Value...  $  8.14  $ 11.17   $10.47   $ 9.63   $ 9.10
Total Return.......................   (27.2%)    6.8%     8.7%     5.8%     5.6%
Investment Income Ratio............     4.0%     3.1%     0.9%     1.8%     1.8%

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                       S&P 500 INDEX--                                 SMALL CAP GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $94,616  $157,310  $131,923  $119,908  $118,599   $    --   $   --    $   --    $   --    $   --
        10,602    11,052     9,685    10,091    10,385        --       --        --        --        --
       $  8.93  $  14.23  $  13.62  $  11.88  $  11.42   $    --   $   --    $   --    $   --    $   --
        (37.2%)     4.5%     14.6%      4.1%      9.7%        --       --        --        --        --
          2.4%      1.7%      0.5%      1.2%      1.8%        --       --        --        --        --



       $   404  $    608  $    534  $    319  $    297   $    --   $   --    $   --    $   --    $   --
            44        42        39        26        26        --       --        --        --        --
       $  9.13  $  14.53  $  13.85  $  12.02  $  11.50   $    --   $   --    $   --    $   --    $   --
        (37.2%)     5.0%     15.1%      4.5%     10.2%        --       --        --        --        --
          2.5%      1.7%      0.7%      1.2%      4.5%        --       --        --        --        --



       $22,919  $ 23,852  $ 22,492  $ 15,506  $ 12,742   $ 2,316   $4,522    $4,597    $   34    $    6
         2,639     1,730     1,716     1,366     1,176       344      404       398         3         1
       $  8.69  $  13.79  $  13.10  $  11.35  $  10.83   $  6.72   $11.19    $11.56    $10.87    $10.45
        (37.0%)     5.2%     15.4%      4.8%      8.3%    (39.9%)   (3.2%)     6.3%      4.1%      4.5%
          3.7%      1.7%      0.7%      1.2%      4.9%        --       --        --        --        --






                                                                  AIM V.I.                      AIM V.I.
                         MAINSTAY VP                             GLOBAL REAL                  INTERNATIONAL
                           VALUE--                              ESTATE FUND--                 GROWTH FUND--
                        INITIAL CLASS                          SERIES I SHARES               SERIES I SHARES
      ------------------------------------------------  ----------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


         $--    $  4,536  $  3,500  $  1,143  $  2,868   $    --   $   --    $   --    $    --   $   --    $   --
          --         331       259       100       265        --       --        --         --       --        --
         $--    $  13.69  $  13.49  $  11.43  $  10.83   $    --   $   --    $   --    $    --   $   --    $   --
          --        1.5%     18.1%      5.5%     10.5%        --       --        --         --       --        --
          --        1.8%      0.6%      0.6%      1.9%        --       --        --         --       --        --



         $--    $159,779  $157,522  $133,533  $126,588   $    67   $   16    $   75    $    --   $   --    $   --
          --       8,610     8,652     8,697     8,738        12        2         7         --       --        --
         $--    $  18.56  $  18.21  $  15.35  $  14.49   $  5.75   $10.42    $11.06    $    --   $   --    $   --
          --        1.9%     18.6%      6.0%     11.0%    (44.8%)   (5.8%)    10.6%         --       --        --
          --        1.6%      0.4%      1.2%      7.4%     12.8%     1.0%      8.0%         --       --        --



         $--    $ 13,288  $ 12,123  $  2,161  $    620   $   655   $1,197    $5,505    $ 3,366   $4,552    $   30
          --       1,030       960       203        62       101      102       445        418      337         3
         $--    $  12.91  $  12.63  $  10.62  $  10.00   $  6.48   $11.70    $12.38    $  8.05   $13.50    $11.77
          --        2.2%     18.9%      6.2%        --    (44.6%)   (5.5%)    23.8%     (40.4%)   14.7%     16.7%
          --        1.6%      0.5%      1.5%        --      7.1%     2.3%      4.0%       0.6%       --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ALGER AMERICAN
                                                          CAPITAL
                                                       APPRECIATION
                                                        PORTFOLIO--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $    13   $   51    $  144    $   27    $   13
Units Outstanding..................         1        3        10         2         1
Variable Accumulation Unit Value...   $ 10.42   $18.99    $14.22    $11.92    $10.42
Total Return.......................    (45.1%)   33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............        --       --        --        --        --







                                                    AMERICAN CENTURY(R)
                                                        VP VALUE--
                                                         CLASS II
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   317   $  380    $  349    $  173    $  112
Units Outstanding..................        34       30        26        15        10
Variable Accumulation Unit Value...   $  9.33   $12.77    $13.52    $11.44    $10.94
Total Return.......................    (27.0%)   (5.5%)    18.2%      4.6%      9.4%
Investment Income Ratio............      2.2%     1.4%      1.1%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $   224   $  882    $  227    $   70    $   --
Units Outstanding..................        26       75        18         7        --
Variable Accumulation Unit Value...   $  8.55   $11.68    $12.34    $10.41    $   --
Total Return.......................    (26.8%)   (5.3%)    18.5%      4.1%        --
Investment Income Ratio............      2.4%     1.4%      0.6%      0.5%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                     ALLIANCEBERN-
                                                                         STEIN            ALLIANCEBERN-
                     ALGER AMERICAN                ALGER AMERICAN         VPS                 STEIN
                        SMALLCAP                      SMALLCAP       INTERNATIONAL        VPS SMALL/MID
                         GROWTH                      AND MIDCAP          VALUE              CAP VALUE
                      PORTFOLIO--                     GROWTH--        PORTFOLIO--          PORTFOLIO--
                     CLASS O SHARES                CLASS O SHARES   CLASS A SHARES       CLASS A SHARES
      -------------------------------------------  --------------   --------------      ----------------
        2008     2007     2006     2005     2004        2008         2008     2007        2008     2007
      --------------------------------------------------------------------------------------------------


      $    --   $   28   $   24   $   19   $  230      $    --     $    --   $   --     $    --    $--
           --        2        2        2       25           --          --       --          --     --
      $    --   $14.89   $12.79   $10.73   $ 9.24      $    --     $    --   $   --     $    --    $--
       (13.8%)   16.4%    19.2%    16.1%    15.8%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $    --   $   --   $   --   $   --   $  115      $    --     $    --   $   --     $    --    $--
           --       --       --       --        8           --          --       --          --     --
      $    --   $   --   $   --   $   --   $14.26      $    --     $    --   $   --     $    --    $--
           --       --       --       --    16.3%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $   804   $2,255   $1,950   $  189   $   59      $     6     $   804   $  664     $   114    $--
           86      129      131       15        6            1         185       72          17     --
      $  9.31   $17.43   $14.86   $12.38   $10.59      $  5.37     $  4.34   $ 9.26     $  6.75    $--
       (46.6%)   17.2%    20.1%    16.9%     5.9%       (46.3%)     (53.2%)   (7.4%)     (32.5%)    --
           --       --       --       --       --           --        0.8%       --        0.5%     --






            AMERICAN FUNDS             AMERICAN FUNDS                                        AMERICAN FUNDS
           ASSET ALLOCATION             GLOBAL SMALL              AMERICAN FUNDS             GROWTH-INCOME
                FUND--                CAPITALIZATION--            GROWTH FUND--                  FUND--
            CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
      -------------------------  -------------------------  -------------------------  -------------------------
        2008     2007     2006     2008     2007     2006     2008     2007     2006     2008     2007     2006
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
           --       --     --         --       --     --         --       --       --       --       --     --



      $    --   $   --    $--    $    46   $   --    $--    $    95   $   --   $   --  $    --   $   --    $--
           --       --     --          9       --     --         17       --       --       --       --     --
      $    --   $   --    $--    $  4.88   $   --    $--    $  5.68   $   --   $   --  $    --   $   --    $--
           --       --     --     (51.2%)      --     --     (43.2%)      --       --       --       --     --
           --       --     --         --       --     --       1.3%       --       --       --       --     --



      $   128   $  178    $--    $   120   $  471    $--    $ 1,083   $1,334   $    5  $    48   $   33    $--
           17       17     --         21       38     --        173      119        1        8        3     --
      $  7.55   $10.71    $--    $  5.76   $12.39    $--    $  6.27   $11.19   $ 9.96  $  6.11   $ 9.84    $--
       (29.5%)    7.1%     --     (53.5%)   23.9%     --     (44.0%)   12.3%    (0.4%)  (37.8%)   (1.6%)    --
         3.4%     2.3%     --         --     2.9%     --       1.1%     1.4%       --     2.4%     2.8%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                           AMERICAN FUNDS
                                           INTERNATIONAL                        CVS CALVERT
                                               FUND--                         SOCIAL BALANCED
                                           CLASS 2 SHARES                        PORTFOLIO
                                     -------------------------  -------------------------------------------
                                       2008     2007     2006     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $    7   $    7
Units Outstanding..................       --       --     --         --       --       --        1        1
Variable Accumulation Unit Value...  $    --   $   --    $--    $    --   $   --   $12.64   $12.42   $11.84
Total Return.......................       --       --     --         --       --     1.8%     4.9%     7.5%
Investment Income Ratio............       --       --     --         --       --       --     0.0%     1.2%

SERIES II POLICIES(b)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --     --         --       --       --       --       --
Variable Accumulation Unit Value...  $ 11.64   $11.64    $--    $    --   $   --   $   --   $   --   $   --
Total Return.......................       --       --     --         --       --       --       --       --
Investment Income Ratio............       --     0.3%     --         --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $ 4,075   $1,647    $--    $    10   $   16   $   22   $  865   $  402
Units Outstanding..................      592      138     --          1        1        2       76       37
Variable Accumulation Unit Value...  $  6.88   $11.89    $--    $  8.74   $12.72   $12.38   $11.38   $10.77
Total Return.......................   (42.1%)   18.9%     --     (31.3%)    2.8%     8.8%     5.7%     7.7%
Investment Income Ratio............     2.6%     2.2%     --       2.6%     2.3%     0.3%     1.5%     6.4%






                                                                                         DREYFUS VIF
                                                     DREYFUS VIF                           EMERGING
                                                 DEVELOPING LEADERS--                     LEADERS--
                                                    INITIAL SHARES                      INITIAL SHARES
                                     -------------------------------------------  -------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Units Outstanding..................       --       --       --       --       --     --         --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Total Return.......................       --       --       --       --       --     --         --       --
Investment Income Ratio............       --       --       --       --       --     --         --       --

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $  256   $  178    $--     $   --   $   --
Units Outstanding..................       --       --       --       22       16     --         --       --
Variable Accumulation Unit Value...  $ 10.90  $ 10.90   $10.90   $11.66   $11.05    $--     $   --   $   --
Total Return.......................       --       --    (6.5%)    5.5%    11.1%     --         --       --
Investment Income Ratio............       --       --     0.6%       --     0.3%     --         --       --

SERIES III POLICIES(c)
Net Assets.........................  $    11  $    19   $   35   $   75   $   22    $--     $   --   $   18
Units Outstanding..................        2        2        3        7        2     --         --        2
Variable Accumulation Unit Value...  $  6.27  $ 10.05   $11.30   $10.89   $10.29    $--     $11.02   $10.81
Total Return.......................   (37.6%)  (11.1%)    3.7%     5.8%     2.9%     --       1.9%     8.1%
Investment Income Ratio............     0.9%     0.7%     0.5%       --     0.5%     --         --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                 DELAWARE VIP
                                             INTERNATIONAL VALUE                      DREYFUS IP
                  DAVIS VALUE                  EQUITY SERIES--                   TECHNOLOGY GROWTH--
                   PORTFOLIO                    STANDARD CLASS                      INITIAL SHARES
      ----------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
           --       --       --       --       --       --     --         --       --       --       --       --


      $    --   $  151   $  143   $   82  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       14       13        8       --       --     --         --       --       --       --       --
      $ 10.73   $10.97   $11.31   $ 9.86  $    --   $   --    $--    $  9.86   $ 9.86   $ 9.86   $   --   $ 9.79
        (2.2%)   (3.0%)   14.7%    (1.4%)      --       --     --         --       --     0.7%       --    (1.1%)
           --     3.1%     0.6%    43.1%       --       --     --         --       --       --       --       --


      $ 1,070   $1,783   $  315   $  118  $    --   $  403    $--    $   531   $  671   $  376   $  336   $  133
          151      150       28       12       --       38     --         75       56       36       33       14
      $  7.08   $11.86   $11.34   $ 9.86  $  6.10   $10.59    $--    $  7.09   $12.05   $10.50   $10.07   $ 9.70
       (40.3%)    4.6%    15.0%    (1.4%)  (42.4%)    5.9%     --     (41.2%)   14.7%     4.3%     3.8%    (3.0%)
         0.9%     1.4%     1.1%       --     2.4%     2.0%     --         --       --       --       --       --





             DWS
        DREMAN SMALL       DWS GLOBAL
           MID CAP        OPPORTUNITIES                       DWS                                    FIDELITY(R) VIP
         VALUE VIP--          VIP--                  SMALL CAP INDEX VIP--                           CONTRAFUND(R)--
       CLASS A SHARES    CLASS A SHARES                  CLASS A SHARES                               INITIAL CLASS
      ----------------  ----------------  -------------------------------------------  -------------------------------------------
        2008     2007     2008     2007     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $   121  $   306  $   263   $  543   $  469
           --       --       --     --         --       --       --       --       --        9       13       13       30       30
      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $ 13.30  $ 23.22  $ 19.88   $17.92   $15.44
           --       --       --     --         --       --       --       --       --   (42.7%)   16.8%    10.9%    16.1%    14.7%
           --       --       --     --         --       --       --       --       --     0.9%     1.0%     1.5%     0.3%     0.3%


      $    --   $   --  $    --    $--    $    75  $   113  $   102   $  188   $   73  $ 1,011  $ 1,790  $ 1,227   $1,994   $1,573
           --       --       --     --          8        8        7       15        6       85       86       69      126      116
      $    --   $   --  $    --    $--    $  9.55  $ 14.53  $ 14.85   $12.67   $12.18  $ 11.88  $ 20.73  $ 17.67   $15.86   $13.59
           --       --       --     --     (34.3%)   (2.1%)   17.2%     4.0%    17.5%   (42.7%)   17.3%    11.4%    16.6%    15.2%
           --       --       --     --       1.6%     0.8%     0.6%     0.7%     0.2%     1.0%     1.1%     1.2%     0.3%     0.7%


      $   861   $1,220  $    11    $--    $ 9,454  $14,260  $24,980   $8,970   $5,823  $16,770  $19,399  $11,897   $3,687   $  514
          139      131        2     --      1,065    1,057    1,816      766      519    1,716    1,140      822      285       46
      $  6.19   $ 9.29  $  5.24    $--    $  8.89  $ 13.49  $ 13.75   $11.70   $11.23  $  9.78  $ 17.02  $ 14.47   $12.95   $11.08
       (33.4%)   (7.1%)  (47.6%)    --     (34.1%)   (1.9%)   17.5%     4.3%    12.3%   (42.5%)   17.6%    11.7%    16.9%    10.8%
         1.7%       --       --     --       1.6%     0.9%     0.4%     0.5%     0.1%     1.2%     1.1%     1.5%     0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                      EQUITY-INCOME--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $     3   $   59    $   60    $2,172    $1,873
Units Outstanding..................        --        4         4       165       149
Variable Accumulation Unit Value...   $  9.07   $15.87    $15.74    $13.18    $12.54
Total Return.......................    (42.8%)    0.8%     19.4%      5.1%     10.8%
Investment Income Ratio............      0.8%     1.8%      2.5%      1.6%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $     6   $   11    $   --    $   58    $   49
Units Outstanding..................         1        1        --         4         3
Variable Accumulation Unit Value...   $  9.85   $17.21    $16.97    $15.69    $14.86
Total Return.......................    (42.8%)    1.4%      8.2%      5.6%     11.3%
Investment Income Ratio............        --       --      2.5%      1.4%      3.8%

SERIES III POLICIES(c)
Net Assets.........................   $ 4,568   $9,198    $8,274    $3,577    $1,737
Units Outstanding..................       570      658       514       311       160
Variable Accumulation Unit Value...   $  8.02   $13.98    $13.77    $11.46    $10.82
Total Return.......................    (42.7%)    1.5%     20.2%      5.9%      8.2%
Investment Income Ratio............      2.5%     2.0%      3.5%      0.8%        --







                                                      FIDELITY(R) VIP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    46   $  244    $   71    $  339    $  270
Units Outstanding..................         6       16         6        31        26
Variable Accumulation Unit Value...   $  7.79   $14.79    $11.67    $10.95    $10.38
Total Return.......................    (47.3%)   26.6%      6.6%      5.5%      3.1%
Investment Income Ratio............      0.5%     0.8%      0.6%      0.4%      0.7%

SERIES III POLICIES(c)
Net Assets.........................   $ 1,720   $3,823    $2,568    $3,613    $1,636
Units Outstanding..................       230      268       229       344       165
Variable Accumulation Unit Value...   $  7.52   $14.23    $11.21    $10.49    $ 9.92
Total Return.......................    (47.2%)   27.0%      6.9%      5.8%     (0.8%)
Investment Income Ratio............      0.8%     0.8%      0.6%      0.3%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                  FIDELITY(R) VIP                         FIDELITY(R) VIP                    FIDELITY(R) VIP
                   FREEDOM 2010                            FREEDOM 2020                       FREEDOM 2030
                    PORTFOLIO--                             PORTFOLIO--                        PORTFOLIO--
                  INITIAL SHARES                          INITIAL SHARES                     INITIAL SHARES
      --------------------------------------  --------------------------------------  ----------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
            --       --        --        --         --       --        --        --         --       --        --



       $    --   $   31    $   --    $   --    $    11   $   18    $   --    $   --    $    --   $   --    $   --
            --        3        --        --          2        2        --        --         --       --        --
       $ 10.20   $10.25    $   --    $   --    $  7.38   $10.98    $   --    $   --    $    --   $   --    $   --
         (0.4%)    2.5%        --        --     (32.8%)    9.8%        --        --         --       --        --
            --    14.8%        --        --       3.2%     2.5%        --        --         --       --        --



       $ 1,049   $  340    $  180    $  221    $ 3,127   $  931    $  177    $   83    $ 1,872   $  644    $  230
           117       28        16        22        376       75        16         8        246       52        21
       $  8.97   $11.96    $11.01    $10.02    $  8.31   $12.33    $11.19    $ 9.99    $  7.61   $12.29    $11.04
        (25.1%)    8.7%      9.8%      0.2%     (32.6%)   10.2%     12.0%     (0.1%)    (38.0%)   11.4%     10.4%
          4.5%     2.3%      1.8%        --       4.7%     3.8%      1.8%        --       4.2%     1.8%      4.1%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                         INDEX 500--                                 INVESTMENT GRADE BOND--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
            --        --        --        --       --        --        --        --        --        --


       $   247   $   336   $ 1,519   $ 1,050   $  816    $1,904    $2,001    $1,653    $1,150    $  926
            23        20        94        75       61       151       153       131        95        78
       $ 10.63   $ 16.91   $ 16.08   $ 13.93   $13.32    $12.65    $13.11    $12.59    $12.10    $11.87
        (37.2%)     5.2%     15.4%      4.6%    10.3%     (3.5%)     4.1%      4.1%      1.9%      4.2%
          2.6%      3.1%      1.3%      1.5%     2.8%      4.2%      4.1%      3.4%      3.5%     11.0%


       $24,421   $32,904   $26,736   $15,576   $5,552    $5,070    $4,516    $2,444    $1,191    $  115
         2,817     2,392     2,049     1,381      516       456       392       221       113        11
       $  8.67   $ 13.75   $ 13.04   $ 11.27   $10.75    $11.14    $11.52    $11.04    $10.58    $10.35
        (37.0%)     5.4%     15.7%      4.8%     7.5%     (3.2%)     4.3%      4.3%      2.2%      3.5%
          2.3%      3.5%      1.3%      0.7%       --      3.9%      3.7%      2.8%      0.9%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                         MID-CAP--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $   --    $   --
Total Return.......................        --        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES II POLICIES(b)
Net Assets.........................   $   468   $ 1,152   $ 1,196   $  739    $  584
Units Outstanding..................        34        51        61       42        39
Variable Accumulation Unit Value...   $ 13.76   $ 22.77   $ 19.74   $17.56    $14.88
Total Return.......................    (39.6%)    15.3%     12.4%    18.0%     24.6%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --

SERIES III POLICIES(c)
Net Assets.........................   $13,908   $22,201   $17,242   $9,912    $4,230
Units Outstanding..................     1,284     1,242     1,115      721       365
Variable Accumulation Unit Value...   $ 10.82   $ 17.87   $ 15.46   $13.72    $11.59
Total Return.......................    (39.4%)    15.6%     12.7%    18.3%     15.9%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --







                                                       JANUS ASPEN
                                                    SERIES BALANCED--
                                                   INSTITUTIONAL SHARES
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 8,303   $10,243   $9,579    $11,800   $11,571
Units Outstanding..................      486       503      517        700       736
Variable Accumulation Unit Value...  $ 17.07   $ 20.35   $18.54    $ 16.86   $ 15.73
Total Return.......................   (16.1%)     9.8%     9.9%       7.2%      7.8%
Investment Income Ratio............     2.7%      2.6%     2.1%       2.3%      2.3%

SERIES II POLICIES(b)
Net Assets.........................  $ 1,796   $ 1,994   $1,623    $ 1,201   $   998
Units Outstanding..................      142       133      119         97        87
Variable Accumulation Unit Value...  $ 12.63   $ 15.04   $13.64    $ 12.35   $ 11.47
Total Return.......................   (16.0%)    10.3%    10.4%       7.7%      8.3%
Investment Income Ratio............     2.8%      2.6%     2.3%       2.4%      7.8%

SERIES III POLICIES(c)
Net Assets.........................  $ 4,622   $ 4,650   $1,928    $ 1,262   $   797
Units Outstanding..................      391       331      152        110        75
Variable Accumulation Unit Value...  $ 11.81   $ 14.03   $12.69    $ 11.47   $ 10.62
Total Return.......................   (15.8%)    10.5%    10.7%       7.9%      6.2%
Investment Income Ratio............     2.8%      2.7%     2.2%       1.7%      3.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                     FIDELITY(R)
                                                         VIP
                    FIDELITY(R) VIP                     VALUE                    FIDELITY(R) VIP
                       OVERSEAS--                     LEADERS--                 VALUE STRATEGIES--
                     INITIAL CLASS                  INITIAL CLASS                SERVICE CLASS 2
      -------------------------------------------  --------------  -------------------------------------------
        2008     2007     2006     2005     2004    2008    2007     2008     2007     2006     2005     2004
      --------------------------------------------------------------------------------------------------------



      $    --  $    --  $    --   $   --   $   --  $   --  $   --  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
      $    --  $    --  $    --   $   --   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
           --       --       --       --       --      --      --       --       --       --       --       --



      $   147  $   156  $    --   $  165   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           17       10       --       11       --      --      --       --       --       --       --       --
      $  8.74  $ 15.59  $ 15.82   $14.53   $14.40  $   --     $--  $    --   $   --   $   --   $   --   $   --
       (43.9%)   (1.5%)    8.9%     0.9%     8.9%      --      --       --       --       --       --       --
         3.6%     7.7%     1.4%       --     3.2%      --      --       --       --       --       --       --



      $ 7,991  $13,500  $14,042   $4,129   $  705  $   --     $--  $   187   $  432   $  255   $  129   $   27
          824      783      955      332       67      --      --       26       29       18       11        2
      $  9.69  $ 17.25  $ 14.70   $12.45   $10.46  $ 9.96     $--  $  7.25   $14.89   $14.12   $12.17   $11.88
       (43.8%)   17.3%    18.1%    19.0%     4.6%   (0.4%)     --   (51.3%)    5.4%    16.0%     2.4%    18.8%
         2.6%     3.0%     0.4%     0.2%       --    2.4%      --     0.5%     0.7%     0.3%       --       --







                  JANUS ASPEN                             JANUS ASPEN                                  JANUS ASPEN
                SERIES FORTY--                      SERIES MID CAP GROWTH--                     SERIES WORLDWIDE GROWTH--
             INSTITUTIONAL SHARES                     INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ----------------------------------  -------------------------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $   158   $  296   $  276   $  285   $  523
           --       --       --       --       --       --       --       --       --       20       20       21       25       48
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $  8.02   $14.55   $13.37   $11.39   $10.83
           --       --       --       --       --       --       --       --       --   (44.8%)    8.9%    17.4%     5.1%     4.0%
           --       --       --       --       --       --       --       --       --     1.2%     0.8%     1.7%     1.3%     1.1%


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $    --   $   --   $   --   $   96   $   63
           --       --       --       --       --       --       --       --       --       --       --       --        9        6
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $ 10.53   $10.53   $10.53   $10.79   $10.21
           --       --       --       --       --       --       --       --       --       --       --    (2.4%)    5.6%     4.5%
           --       --       --       --       --       --       --       --       --       --       --     2.2%     1.5%     3.1%


      $ 5,270   $7,521   $4,077   $  307  $ 5,755   $7,998   $5,191   $3,388   $  638  $   370   $  749   $  599   $  457   $  128
          615      490      364       30      586      458      363      269       57       50       56       49       44       13
      $  8.56   $15.33   $11.19   $10.24  $  9.82   $17.44   $14.29   $12.58   $11.20  $  7.39   $13.36   $12.18   $10.31   $ 9.74
       (44.1%)   37.0%     9.3%     2.4%   (43.7%)   22.0%    13.6%    12.3%    12.0%   (44.7%)    9.6%    18.2%     5.9%    (2.6%)
         0.1%     0.4%     0.5%     0.6%     0.3%     0.2%       --       --       --     1.2%     0.8%     2.0%     1.4%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     LAZARD
                                         RETIREMENT INTERNATIONAL EQUITY
                                                    PORTFOLIO
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --
Units Outstanding..................        --       --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --
Total Return.......................        --       --        --        --
Investment Income Ratio............        --       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   130   $   --    $   --    $   --
Units Outstanding..................        17       --        --        --
Variable Accumulation Unit Value...   $  7.75   $10.55    $   --    $   --
Total Return.......................    (26.6%)    5.5%        --        --
Investment Income Ratio............      3.2%     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,599   $3,086    $2,291    $   26
Units Outstanding..................       172      209       172         2
Variable Accumulation Unit Value...   $  9.30   $14.76    $13.32    $10.87
Total Return.......................    (37.0%)   10.8%     22.5%      8.7%
Investment Income Ratio............      1.0%     2.7%      1.4%      1.0%







                                                     MFS(R) INVESTORS
                                                      TRUST SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   137   $  210    $  194    $  176    $  169
Units Outstanding..................        12       12        12        13        13
Variable Accumulation Unit Value...   $ 11.41   $17.09    $15.54    $13.79    $12.88
Total Return.......................    (33.2%)   10.0%     12.7%      7.0%     11.1%
Investment Income Ratio............      0.8%     0.8%      0.5%      0.5%      1.7%

SERIES III POLICIES(c)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                         LORD ABBETT
                        SERIES FUND--                              LVIP BARON GROWTH
                        MID-CAP VALUE                            OPPORTUNITIES FUND--
                          PORTFOLIO                              SERVICE CLASS SHARES
      ------------------------------------------------  --------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
            --        --        --       --        --         --       --        --        --


       $   123   $   188   $   166   $1,100    $1,026    $    96   $  144    $   71    $   --
            11        10         9       68        69         15       13         7        --
       $ 10.95   $ 18.10   $ 18.03   $16.11    $14.92    $  6.60   $10.86    $10.53    $   --
        (39.5%)     0.3%     12.0%     8.0%     23.7%     (39.3%)    3.1%      5.3%        --
          1.4%      0.5%      0.1%     0.5%      1.2%         --       --        --        --


       $ 4,685   $13,379   $11,906   $8,068    $5,014    $ 1,885   $2,685    $  788    $  128
           548       945       846      644       433        258      224        68        13
       $  8.58   $ 14.15   $ 14.07   $12.53    $11.58    $  7.30   $11.99    $11.59    $10.04
        (39.4%)     0.6%     12.2%     8.2%     15.8%     (39.1%)    3.4%     15.5%      0.4%
          1.1%      0.5%      0.6%     0.5%      1.1%         --       --        --        --







                           MFS(R)                                            MFS(R)
                   NEW DISCOVERY SERIES--                              UTILITIES SERIES--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    73   $   28    $   --    $    8    $   --
            --       --        --        --        --          7        2        --         1        --
       $    --   $   --    $   --    $   --    $   --    $ 10.85   $17.45    $13.64    $12.92    $11.75
            --       --        --        --        --     (37.8%)   27.9%      5.6%     10.0%      5.5%
            --       --        --        --        --       0.6%     1.3%      4.3%        --      8.2%


       $     5   $    9    $   15    $  596    $  315    $   973   $1,258    $  621    $   15    $   --
             1        1         1        57        32         81       65        41         1        --
       $  7.37   $12.14    $11.84    $10.46    $ 9.94    $ 12.02   $19.28    $15.08    $11.49    $   --
        (39.3%)    2.5%     13.2%      5.2%     (0.6%)    (37.7%)   27.9%     31.3%     14.9%        --
            --       --        --        --        --       1.5%     0.8%      0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                    MORGAN STANLEY UIF
                                                  EMERGING MARKETS DEBT--
                                                          CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    91   $  132    $  116    $   64    $   --
Units Outstanding..................         8       10         9         6        --
Variable Accumulation Unit Value...   $ 11.29   $13.31    $12.52    $11.33    $   --
Total Return.......................    (15.2%)    6.3%     10.5%     13.3%        --
Investment Income Ratio............      7.0%     7.3%      8.1%      6.2%        --


SERIES III POLICIES(c)
Net Assets.........................   $   907   $  600    $  193    $   16    $   --
Units Outstanding..................        74       42        14         1        --
Variable Accumulation Unit Value...   $ 12.20   $14.35    $13.47    $12.15    $10.82
Total Return.......................    (15.0%)    6.5%     10.8%     12.3%      8.2%
Investment Income Ratio............      7.7%     7.3%     10.4%      6.6%     85.3%






                                         OPPENHEIMER
                                          CORE BOND                            PIMCO
                                           FUND/VA                        LOW DURATION--
                                     NON-SERVICE SHARES             ADMINISTRATIVE CLASS SHARES
                                     ------------------  ------------------------------------------------
                                       2008      2007      2008      2007      2006      2005      2004
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --      --          --       --        --        --        --
Variable Accumulation Unit Value...   $    --     $--     $    --   $   --    $   --    $   --    $   --
Total Return.......................        --      --          --       --        --        --        --
Investment Income Ratio............        --      --          --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $  228    $  152
Units Outstanding..................        --      --          --       --        --        23        15
Variable Accumulation Unit Value...   $    --     $--     $ 10.12   $10.12    $10.12    $10.08    $10.00
Total Return.......................        --      --          --       --      0.5%      0.8%        --
Investment Income Ratio............        --      --          --       --      3.9%      2.9%      5.5%


SERIES III POLICIES(c)
Net Assets.........................   $     1     $--     $ 1,318   $  415    $  264    $   58    $   48
Units Outstanding..................        --      --         117       37        25         6         5
Variable Accumulation Unit Value...   $  7.44     $--     $ 11.27   $11.31    $10.54    $10.11    $10.00
Total Return.......................    (25.6%)     --       (0.4%)    7.4%      4.3%      1.0%        --
Investment Income Ratio............        --      --        4.0%     4.8%      4.1%      1.8%      1.9%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                     OPPENHEIMER
                                                                                                NEUBERGER BERMAN       CAPITAL
                     MORGAN STANLEY                             MORGAN STANLEY UIF                AMT PARTNERS      APPRECIATION
             UIF EMERGING MARKETS EQUITY--                      U.S. REAL ESTATE--                 PORTFOLIO--      FUND/VA NON-
                        CLASS I                                      CLASS I                         CLASS I       SERVICES SHARES
      -------------------------------------------  -------------------------------------------  ----------------  ----------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2008     2007
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   80   $   56   $   40   $   29  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
           --        2        2        2        2       --       --       --       --       --       --     --         --     --
      $ 13.98   $32.35   $23.19   $17.03   $12.81  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
       (56.8%)   39.5%    36.2%    32.9%    22.3%       --       --       --       --       --       --     --         --     --
           --     0.5%     0.8%     0.6%     0.7%       --       --       --       --       --       --     --
           --       --


      $   139   $  572   $   78   $   86   $   --  $   283  $   466   $  378   $  594   $  952  $    --    $--    $    --    $--
           14       25        5        7       --       20       21       14       30       56       --     --         --     --
      $ 10.09   $23.32   $16.65   $12.17   $   --  $ 13.88  $ 22.41   $27.09   $19.67   $16.85  $    --    $--    $    --    $--
       (56.7%)   40.1%    36.8%    21.7%       --   (38.0%)  (17.3%)   37.7%    16.8%    36.1%       --     --         --     --
           --     0.1%     0.7%     0.5%       --     3.3%     0.9%     0.7%     1.0%     4.6%       --     --         --     --


      $ 3,985   $7,958   $3,353   $1,428   $  481  $ 7,663  $11,399   $5,238   $2,628   $  809  $   288    $--    $     1    $--
          320      278      164       96       43      675      622      237      164       59       57     --         --     --
      $ 12.46   $28.72   $20.45   $14.91   $11.14  $ 11.38  $ 18.32   $22.10   $16.01   $13.67  $  5.07    $--    $  6.10    $--
       (56.6%)   40.5%    37.1%    33.9%    11.4%   (37.9%)  (17.1%)   38.0%    17.1%    36.7%   (49.3%)    --     (39.0%)    --
           --     0.4%     0.8%     0.3%       --     3.7%     1.2%     1.1%     0.9%     1.9%     1.0%     --         --     --






                                                                                                          PIMCO
                         PIMCO                                        PIMCO                         U.S. GOVERNMENT--
                     REAL RETURN--                                TOTAL RETURN--                      ADMINISTRATIVE
              ADMINISTRATIVE CLASS SHARES                  ADMINISTRATIVE CLASS SHARES                 CLASS SHARES
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --       --       --       --



       $    2   $  103   $   90   $  137   $   78  $    --  $    --  $    69   $  217   $   --   $   --   $   --   $   --
           --        9        9       13        8       --       --        7       21       --       --       --       --
       $10.61   $11.50   $10.42   $10.37   $10.18  $ 10.65  $ 10.65  $ 10.56   $10.19   $   --   $   --   $   --   $   --
        (7.8%)   10.4%     0.5%     1.8%     1.8%       --     0.9%     3.6%     1.9%       --       --       --       --
         3.8%     4.7%     4.2%     2.9%     4.5%       --     4.7%     4.4%     3.7%       --       --       --       --



       $5,606   $4,776   $2,622   $1,237   $   24  $29,834  $24,413  $14,366   $8,384   $3,027   $  100   $   43   $  579
          520      412      250      119        2    2,377    2,039    1,305      790      292        7        4       54
       $10.72   $11.59   $10.48   $10.40   $10.19  $ 12.55  $ 11.97  $ 11.01   $10.60   $10.35   $13.97   $11.91   $10.64
        (7.5%)   10.7%     0.7%     2.1%     1.9%     4.8%     8.8%     3.8%     2.5%     3.5%    17.3%    11.9%       --
         3.5%     4.6%     4.2%     3.1%     1.7%     4.4%     4.7%     4.3%     3.2%     2.1%     3.8%       --     4.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           ROYCE
                                                   MICRO-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    31   $  338    $  405    $  156    $   84
Units Outstanding..................         4       22        27        13         8
Variable Accumulation Unit Value...   $  8.70   $15.37    $14.82    $12.25    $11.01
Total Return.......................    (43.4%)    3.7%     20.9%     11.3%     10.1%
Investment Income Ratio............      0.9%     1.3%      0.3%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,567   $3,369    $1,722    $  642    $  211
Units Outstanding..................       178      218       116        52        19
Variable Accumulation Unit Value...   $  8.79   $15.49    $14.90    $12.29    $11.01
Total Return.......................    (43.3%)    4.0%     21.2%     11.6%     10.1%
Investment Income Ratio............      2.8%     1.7%      0.3%      0.6%        --







                                                       T. ROWE PRICE
                                                       EQUITY INCOME
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   405   $   658   $   659   $  460    $  412
Units Outstanding..................        36        37        38       32        29
Variable Accumulation Unit Value...   $ 11.23   $ 17.64   $ 17.20   $14.56    $14.11
Total Return.......................    (36.3%)     2.5%     18.1%     3.2%     14.1%
Investment Income Ratio............      2.3%      1.7%      1.7%     1.5%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,078   $ 2,152   $ 1,681   $2,588    $2,044
Units Outstanding..................       111       141       113      207       170
Variable Accumulation Unit Value...   $  9.72   $ 15.26   $ 14.81   $12.48    $12.04
Total Return.......................    (36.3%)     3.0%     18.7%     3.7%     14.6%
Investment Income Ratio............      2.3%      1.8%      1.6%     1.6%      4.5%

SERIES III POLICIES(c)
Net Assets.........................   $14,562   $20,879   $12,882   $8,428    $3,620
Units Outstanding..................     1,604     1,467       934      727       325
Variable Accumulation Unit Value...   $  9.09   $ 14.23   $ 13.78   $11.59    $11.15
Total Return.......................    (36.1%)     3.3%     19.0%     3.9%     11.5%
Investment Income Ratio............      2.4%      1.8%      1.6%     1.4%      2.6%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       ROYCE                                    T. ROWE PRICE
               SMALL-CAP PORTFOLIO--                          BLUE CHIP GROWTH
                 INVESTMENT CLASS                                 PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $    --   $   --    $  141    $  241    $  201
            --       --        --        --         --       --        11        21        19
       $ 10.50   $10.50    $10.50    $   --    $ 12.64   $12.64    $12.31    $11.25    $10.65
            --       --      5.0%        --         --     2.7%      9.4%      5.7%      6.5%
            --       --        --        --         --       --      0.2%      0.1%      6.8%



       $ 5,087   $3,797    $1,546    $  187    $ 6,092   $8,877    $7,222    $8,056    $4,500
           609      331       132        18        738      618       567       694       411
       $  8.35   $11.47    $11.72    $10.15    $  8.25   $14.36    $12.73    $11.61    $10.96
        (27.2%)   (2.1%)    15.4%      1.5%     (42.5%)   12.7%      9.7%      5.9%      9.6%
          1.0%     0.1%      0.1%        --       0.1%     0.5%      0.3%      0.1%      2.3%







                   T. ROWE PRICE                                T. ROWE PRICE
                     INDEX 500                               INTERNATIONAL STOCK
                     PORTFOLIO                                    PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $   284   $  477    $  377    $  275    $  117
            --       --        --        --         32       27        24        21        10
       $    --   $   --    $   --    $   --    $  8.94   $17.47    $15.50    $13.04    $11.27
            --       --        --        --     (48.8%)   12.8%     18.8%     15.7%     12.7%
            --       --        --        --       2.4%     1.6%      1.4%      1.8%      9.9%



       $   373   $  442    $  347    $   24    $   736   $1,672    $  905    $  375    $  251
            46       34        28         2         82       96        58        29        22
       $  8.03   $12.82    $12.20    $10.57    $  8.95   $17.45    $15.44    $12.96    $11.17
        (37.4%)    5.1%     15.4%      5.7%     (48.7%)   13.0%     19.1%     16.0%     11.7%
          2.1%     1.7%      2.4%      2.4%       2.0%     1.7%      0.9%      1.3%      2.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       T. ROWE PRICE
                                                     LIMITED-TERM BOND
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  124    $  121    $  101    $   93    $  200
Units Outstanding..................       10        10         9         9        19
Variable Accumulation Unit Value...   $11.96    $11.80    $11.22    $10.80    $10.64
Total Return.......................     1.3%      5.2%      3.8%      1.5%      0.9%
Investment Income Ratio............     4.0%      4.3%      4.0%      3.5%      9.2%

SERIES III POLICIES(c)
Net Assets.........................   $1,862    $1,604    $  873    $  325    $   63
Units Outstanding..................      163       143        82        32         6
Variable Accumulation Unit Value...   $11.41    $11.23    $10.65    $10.23    $10.05
Total Return.......................     1.6%      5.5%      4.1%      1.8%      0.5%
Investment Income Ratio............     4.0%      4.2%      3.8%      3.0%      4.6%







                                                          VAN ECK
                                                WORLDWIDE ABSOLUTE RETURN--
                                                   INITIAL CLASS SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $   296   $  306    $  244     $  75    $    9
Units Outstanding..................        31       27        23         8         1
Variable Accumulation Unit Value...   $  9.76   $11.23    $10.79     $9.93    $ 9.91
Total Return.......................    (13.1%)    4.1%      8.7%      0.2%     (0.9%)
Investment Income Ratio............      0.1%     0.6%        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                     T. ROWE PRICE
                     NEW AMERICA GROWTH                            PERSONAL STRATEGY BALANCED
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
            --       --        --        --        --         --        --        --       --        --



       $    --   $  247    $  295    $   75    $   --    $    --   $    --   $    --   $   --    $   --
            --       18        24         7        --         --        --        --       --        --
       $ 14.07   $13.85    $12.22    $10.64    $   --    $    --   $    --   $    --   $   --    $   --
          1.6%    13.3%     14.9%      6.4%        --         --        --        --       --        --
            --       --      0.1%        --        --         --        --        --       --        --



       $ 1,886   $2,665    $1,011    $  449    $   49    $16,427   $13,558   $19,466   $7,790    $5,185
           232      202        87        42         5      1,675       969     1,497      670       475
       $  8.13   $13.17    $11.58    $10.79    $10.32    $  9.81   $ 13.99   $ 13.00   $11.62    $10.92
        (38.2%)   13.8%      7.3%      4.5%      3.2%     (29.9%)     7.6%     11.9%     6.4%      9.2%
            --       --      0.1%        --      0.3%       2.6%      2.1%      2.3%     1.6%      2.2%






            VAN ECK           VAN ECK WIT
        WORLDWIDE HARD      WORLDWIDE BOND
           ASSETS--             FUND--
         INITIAL CLASS       INITIAL CLASS
            SHARES              SHARES
      ------------------  ------------------
        2008      2007      2008      2007
      --------------------------------------



       $    --    $--      $   --    $   --
            --     --          --        --
       $    --    $--      $   --    $   --
            --     --          --        --
            --     --
            --      --



       $    --    $--      $   --    $   --
            --     --          --        --
       $    --    $--      $   --    $   --
            --     --          --        --
            --     --
            --      --



       $    16    $--      $    4    $   --
             3     --          --        --
       $  4.74    $ --     $10.63    $10.26
        (52.6%)    --        3.6%        --
            --     --        1.5%        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the
Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 19, 2009

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

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                                       108